UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: June 30, 2015

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

June 30, 2015

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.quant-shares.com. Please read the prospectus carefully before you invest.

Risks:  There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. There is a risk that during a “bull” market, when most equity securities and long only Exchange Traded Funds (“ETFs”) are increasing in value, a Fund’s short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and, as a result, the Fund could lose more than the amount it invests. When utilizing short selling, the amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain. For further risk information on each Fund, please read the prospectus.

Shares of QuantShares are bought and sold at market price, not Net Asset Value (“NAV”), and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price (as defined below) returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times. Fund returns assume that dividends and capital gains distributions have been reinvested in a Fund at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.

Beta is a measure of an asset’s sensitivity to an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling a stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within each ETF. Russell 1000 is an index of approximately 1000 of the largest companies in the U.S. Equity Market. One cannot invest directly in an index.

Shares are not individually redeemable and can be redeemed only in Creation Units, and the purchase and sale price of individual Shares trading on an Exchange may be below, at, or above the most recently calculated NAV for such Shares.

Distributor:  Foreside Fund Services, LLC

i	Shareholder Letter
iv	Management Discussion of Fund Performance
Schedule of Investments
1	QuantShares U.S. Market Neutral Momentum Fund
9	QuantShares U.S. Market Neutral Value Fund
16	QuantShares U.S. Market Neutral Size Fund
24	QuantShares U.S. Market Neutral Anti-Beta Fund
32	QuantShares Hedged Dividend Income Fund
37	Statements of Assets and Liabilities
38	Statements of Operations
39	Statements of Changes in Net Assets
42	Financial Highlights
44	Notes to Financial Statements
58	Report of Independent Registered Public Accounting Firm
59	Expense Examples
61	Board Approval of Investment Advisory Agreement
64	Additional Information
65	Trustees and Officers of FQF Trust

Each Fund invests in certain securities long and certain securities short pursuant to its Target Index, and the performance of a Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then a Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, a Fund will generate a negative return.

The “U.S. Market Neutral IndicesSM” are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use. “Dow Jones®”, “U.S. Market Neutral IndicesSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed for use for certain purposes by FFCM LLC (“Licensee”). The Funds based on the U.S. Market Neutral IndicesSM are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates. Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones’, CME’s and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the “U.S. Market Neutral IndicesSM” which is determined, composed and calculated by CME without regard to the Licensee or the Funds. Dow Jones and CME have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating “U.S. Market Neutral IndicesSM”. Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the “U.S. Market Neutral IndicesSM”. It is possible that this trading activity will affect the value of the “U.S. Market Neutral IndicesSM” and the Funds.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME.

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Dear Shareholder,

This Annual Report for the QuantShares ETFs covers the period from July 1, 2014 through June 30, 2015 (the “Annual Period”). During the Annual Period, the Funds’ NAV returns were as follows:

QuantShares U.S. Market Neutral Momentum Fund (“MOM”)	0.52%
QuantShares U.S. Market Neutral Value Fund (“CHEP”)	-7.78%
QuantShares U.S. Market Neutral Size Fund (“SIZ”)	-4.87%
QuantShares U.S. Market Neutral Anti-Beta Fund (“BTAL”)	0.21%
QuantShares Hedged Dividend Income Fund (“DIVA”)	-4.02%	(since inception)

The Annual Period included the third full calendar year of operations for QuantShares. During the Annual Period the QuantShares family of ETFs expanded its product offering of four market neutral factor-based ETFs, to include a new long/short ETF. The QuantShares Hedged Dividend Income ETF launched in January 2015, with a focus on yield and capital preservation. The Funds seek to track indexes that are designed to provide market neutral and long/short exposure to the key investment factors, of Momentum, Value, Small Size, Beta, and Dividend Yield which have both a deep academic background and can be implemented in an ETF. The products were the first of their kind that incorporate long/short and market neutral strategies using physical securities (rather than derivatives) in an ETF vehicle.

The U.S. consumer has shown remarkable resiliency during the Annual Period bolstered by both rising equity markets and home prices. At the end of the Annual Period, we saw the consumer emerge with a fairly healthy outlook on the future, which is helping to fuel modest growth and domestic consumption. The Standard & Poor’s (S&P) 500 Index1 finished the Annual Period up 7.42%, on the heels of some strong quarterly GDP, especially Q3 2014, where GDP grew at 4.30%.2 As we look to the future all eyes continue to be on the Federal Reserve as they have signaled a change in interest rates is on the horizon as the economy has established a more stable footing. Questions, however, do remain about what potential repercussions may arise after keeping interest rates at historic lows for an extended period of time.

The global outlook continues to appear fragile. Excruciating geopolitical events have come to a head, much of the focus surrounding the already volatile North Africa and Middle East regions. The Middle East has encountered conflicts, continued and anew, which threaten harmony in the region. We have seen sustained fighting in Syria and Iraq, and ISIS (Islamic State of Iraq and Syria) has brought a new reign of terror to an already volatile region. As tensions continue to flare in the Middle East, it puts the region and world on edge, which has ripple effects in the global markets, especially the commodity markets.

One of the overarching themes on the global stage during the Annual Period focused primarily on the relationship of Greece and their European neighbors’ efforts to stave off a full blown sovereign debt crisis and a potential exit from the Euro. Concerns continue to persist about structural imbalances between the northern and southern European economies. Europe and Russia are engaged in escalating rhetoric, accompanied by Russia continuing to escalate hostilities in the region already rife with tension. Diplomatic efforts are engaged on multiple fronts in an effort to ease tensions and bring about peaceful resolutions to the conflicts.

i

Asia is in the midst of a transformation, with China’s export driven economy showing signs of slowing, while financial markets have accelerated higher. The government is taking steps to ensure that future growth is more predictable and less susceptible to boom and bust cycles as they transition from export driven to a more consumer-oriented economy. Japan continued a determined effort to reverse a multi-decade battle with deflation by embarking on an unconventional monetary policy with the hope of jump-starting growth. We have seen both military and political posturing out of Southeast Asia as both China and Japan look to assert dominance in the region.

The domestic investing environment during the Annual Period can be characterized by a march higher, but with more frequent retreats than we have seen in recent years. The S&P 500 Index finished the Annual Period up 7.42%, but we saw an equal number of months with advances as with declines. Similar to what we witnessed in the last Annual Period, the S&P 500 Index posted zero down quarters. The S&P 500 Index had strong monthly performance over the Annual Period, having four months register more than 2.00% return, and two of those months over 4.00%. The prior Annual Period was characterized by lack of volatility 3 in the market. However over this Annual Period we saw the market, as represented by the S&P 500 Index, retreat six times, with five of those six being greater than 1.00% moves.

The QuantShares Market Neutral Momentum Fund (MOM) continued its positive performance during the Annual Period finishing up 0.52%, after a very solid prior period. MOM exhibited sustained strength finishing positive in seven months, capped with three months of positive performance over 2.00%. Momentum names, however, did experience a sharp sell-off in the late winter/spring of 2015, falling over -4.00% in February and April as valuation metrics of underlying names appeared stretched.

After a strong prior year period, we saw the market move away from value stocks into a more momentum driven stocks. In this type of environment, the QuantShares Market Neutral Value Fund (CHEP) suffered three quarterly losses, finishing the Annual Period down -7.78%. That is not to say that it was all negatives for CHEP, as the Fund found some strength in certain market regimes and posted returns of better than 1.00% in two of the four positive months during the Annual Period.

A thought to keep in mind regarding the Value and Momentum Factors, as exhibited by both CHEP and MOM is that the factors tend to be negatively correlated.4 Generally, when one factor is in favor the other tends to be out of favor, so these are great factors to pair together. During the Annual Period, in almost every instance (eleven of 12 months), when MOM was negative, CHEP was positive and vice versa. However in certain markets, as exhibited in October 2014, both factors can be down.

Small cap indices showed continued strength after a strong prior Annual Period return. The Russell 2000 Index5 and Russell 3000 Index6 finished relatively close to the larger cap S&P 500 Index return of 7.42%, both within 1.00% at 6.49% and 7.29%, respectively, during the Annual Period. The QuantShares Market Neutral Size Fund (SIZ) was unable to keep pace finishing the Annual Period negative, down -4.87%, while seeing performance see-saw between positive and negative characterized with bigger losses in down months than gains in up months throughout the Annual Period.

The QuantShares Market Neutral Anti-Beta Fund (BTAL) was able to eke out a slight gain despite the persistent move higher in the equity markets, as it finished the Annual Period up 0.21%. We believe BTAL is best used as a portfolio hedging product that may help reduce portfolio volatility. The Fund is designed to be long the low beta names and short the high beta names, leaving the Fund susceptible to underperformance when the short high beta names outperform their long low beta counterparts. BTAL provided an effective hedge throughout the Annual Period, as it is designed to be negatively correlated4 to the broad equity markets, with positive returns in four of five months when the S&P 500 Index fell by at least 1.00%. BTAL posted seven months of positive performance overall during the Annual Period, four times returning more than 1.00%, but suffered negative performance in August 2014 and February 2015, down -2.18% and -3.94%, respectively, in what could be characterized as strong equity monthly performance.

During the Annual Period, the QuantShares Hedged Dividend Income Fund (DIVA) was launched amid growing concerns in the investment community about interest rate and credit risk within the fixed income universe, but also amid investors’ increasing desire for income. DIVA is a long/short ETF designed to provide both yield and capital appreciation. DIVA is constructed to invest in stocks with stable or growing dividends that trade at high yields. In an effort to reduce risk, DIVA shorts stocks in each sector which have unstable or low dividends. In an effort to prevent sector concentration in the highest dividend sectors and provide a diversified dividend exposure, the Fund caps long sectors at 25%, while sector and industry weights in the short portfolio are approximately 50% of the size of the long sector weights. Since DIVA’s inception on January 15, 2015, we have seen both increased volatility and selloffs in the rate sensitive equity sectors as well as fixed income. While DIVA finished the partial period down -4.02%, it performed as expected as it helped dampen volatility and weather some of the sharper drops seen in the broader equity rate sensitive sectors, mainly Utilities, Energy and REITs. The Markit iBoxx USD Liquid Investment Grade Index13 fell -3.20% during the partial period.

In addition we wanted to provide a brief update on Fund derivative exposure. Each Fund may invest up to 20% of its total assets in instruments other than the long and short positions in its Target Index, which we believe helps the Fund track its Index. Such instruments currently used are Total Return Swaps and their impact on Fund performance is noted below.

The long swap position in the Dow Jones Thematic Long Momentum Total Return Index contributed positively and the short swap position in the Dow Jones Thematic Short Momentum Total Return Index contributed negatively to the absolute performance of MOM during the Annual Period.

The long swap position in the Dow Jones Thematic Long Value Total Return Index contributed positively and the short swap position in the Dow Jones Thematic Short Value Total Return Index contributed negatively to the absolute performance of CHEP during the Annual Period.

The long swap position in the Dow Jones Thematic Long Size Total Return Index contributed positively and the short swap position in the Dow Jones Thematic Short Size Total Return Index contributed negatively to the absolute performance of SIZ during the Annual Period.

The long swap position in the Dow Jones Thematic Long Anti-Beta Total Return Index contributed positively and the short swap position in the Dow Jones Thematic Short Anti-Beta Total Return Index contributed negatively to the absolute performance of BTAL during the Annual Period.

We believe the QuantShares family of market neutral and long/short ETFs should be positioned to perform even in the face of an ever changing global landscape, due to their uncorrelated return profile to the broad equity and fixed income markets and their ability to capture persistent market premiums with lower volatility.

As always, we thank you for your continued support.

Sincerely,

The QuantShares Team

The views expressed in this letter were those of FFCM, LLC as of June 30, 2015, and may not necessarily reflect the view on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

QuantShares U.S. Market Neutral Momentum Fund (MOM):

The QuantShares U.S. Market Neutral Momentum Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Momentum Index (“DJUS Momentum Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the highest momentum stocks as long positions and lowest momentum stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provides investors with the means of seeking the spread return between the prices of high and low momentum stocks within the Dow Jones U.S. Index.7 A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first 12 of the last 13 months. Stocks with a higher total return receive a higher ranking and stocks with a lower total return receive a lower ranking. Momentum investing entails investing in securities that have had above-average returns and shorting securities that have had below-average returns. The performance of the Fund will depend on the difference in the rate of return between its long positions and short positions.

During the Annual Period that began on July 1, 2014 through June 30, 2015, the Fund’s market price return was 0.36% and its NAV return was 0.52% (for an explanation of the market price returns and the NAV returns, please refer to footnote 8 on page xiv). The Index returned 3.39% during the same period.

The Fund posted positive performance in seven of the 12 months for the period with returns ranging from -5.59% to 4.77%. The best performing months for the Fund were January and May 2015 finishing up 4.77% and 3.57%, respectively. The worst performing months for the Fund were April and February 2015 finishing down -5.59% and -4.01%, respectively.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case momentum, total returns over the first 12 of the last 13 months. During the Annual Period, the market rewarded high momentum stocks over low momentum stocks resulting in positive performance for the Fund.

The Fund had an annualized volatility3 of 7.66% for the Annual Period.

As of 06/30/2015	Fund Sector Weights
	% Long Weight	% Short Weight
Basic Materials	3.95%	-3.75%
Consumer Goods	10.25%	-9.75%
Consumer Services	13.45%	-12.96%
Energy	6.22%	-6.26%
Financials	21.97%	-21.49%
Health Care	9.70%	-9.41%
Industrials	18.17%	-17.09%
Technology	11.04%	-10.11%
Telecommunications	1.03%	-0.89%
Utilities	4.19%	-4.13%

As of 06/30/2015	Portfolio Characteristics
	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio[9]	22.55	17.63
Price to Book Ratio[10]	3.78	1.88
Average Market Cap ($B)	19.26	14.70
Median Market Cap ($B)	8.56	5.81
Beta	1.04	1.09

Frequency of Distributions of Premiums and Discounts — MOM
For the period of July 1, 2014 through June 30, 2015

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	18	7.14%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	32	12.70%
Equal to 0%	0	0.00%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	41	16.27%
Less than-0.5% below NAV (Discount)	161	63.89%
	252	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

MOM — QuantShares U.S. Market Neutral Momentum Fund
DJUS Momentum Index — Dow Jones U.S. Thematic Market Neutral Momentum Index
Russell 1000 — Russell 1000 Index11

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 6, 2011
(Commencement of Operations) to June 30, 2015 assuming the reinvestment of distributions.

Average Annual Total Return as of June 30, 2015

	1 Year	3 Year	Since Inception
MOM NAV Return	0.52%	-0.49%	0.65%
MOM Market Price Return	0.36%	-0.58%	0.64%
DJUS Momentum Index	3.39%	2.10%	3.15%
Russell 1000 Index	7.37%	17.73%	18.83%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Adviser has contractually undertaken until October 31, 2015 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses if any) of the Fund are limited to 1.49% of the Fund’s average net assets. As stated in the current prospectus, the current gross and net expense ratios are 22.47% and 3.66% respectively. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

v

QuantShares U.S. Market Neutral Value Fund (CHEP):

The QuantShares U.S. Market Neutral Value Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Value Index (“DJUS Value Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the most undervalued stocks as long positions and the most overvalued stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provides investors with the means of seeking the spread return between high and low ranked stocks. Undervalued stocks within each sector receive higher rankings and overvalued stocks receive lower rankings. For the Fund, value investing entails investing in securities that have below-average valuations based on ratios such as earnings to price,9 book to price,10 and cash flow from operations to price and shorting securities that have above-average valuations based on the same ratios. The performance of the Fund will depend on the difference in the rates of return between the long positions and the short positions.

During the Annual Period that began on July 1, 2014 through June 30, 2015, the Fund’s market price return was -7.41% and its NAV return was -7.78% (for an explanation of the market price returns and the NAV returns, please refer to footnote 8 on page xiv). The Index returned -4.93% during the same period.

The Fund posted positive performance in four of the 12 months for the period with returns ranging from -5.49% to 1.71%. The best performing months for the Fund were April and February 2015 finishing up 1.71% and 1.36%, respectively. The worst performing months for the Fund were January 2015 and October 2014 finishing down -5.49% and -2.55%, respectively.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case valuation based on cash flow to price, earnings to price, and book to price. During the Annual Period, the market rewarded lower valuation companies over higher valuation companies resulting in positive performance for the Fund.

The Fund had an annualized volatility3 of 6.45% for the Annual Period.

As of 06/30/2015	Fund Sector Weights
	% Long Weight	% Short Weight
Basic Materials	3.93%	-4.03%
Consumer Goods	10.03%	-10.10%
Consumer Services	13.32%	-14.00%
Energy	6.99%	-6.23%
Financials	22.83%	-22.22%
Health Care	8.60%	-8.53%
Industrials	17.03%	-17.63%
Technology	11.24%	-11.55%
Telecommunications	1.01%	-0.98%
Utilities	4.30%	-4.33%

As of 06/30/2015	Portfolio Characteristics
	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio[9]	12.08	36.93
Price to Book Ratio[10]	1.50	6.19
Average Market Cap ($B)	24.68	18.25
Median Market Cap ($B)	8.71	8.43
Beta	1.07	1.02

Frequency of Distributions of Premiums and Discounts — CHEP
For the period of July 1, 2014 through June 30, 2015

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	31	12.30%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	83	32.94%
Equal to 0%	0	0.00%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	111	44.05%
Less than-0.5% below NAV (Discount)	27	10.71%
	252	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

CHEP — QuantShares U.S. Market Neutral Value Fund
DJUS Value Index — Dow Jones U.S. Thematic Market Neutral Value Index
Russell 1000 — Russell 1000 Index11

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 12, 2011 (Commencement of Operations) to June 30, 2015 assuming the reinvestment of distributions.

Average Annual Total Return as of June 30, 2015

	1 Year	3 Year	Since Inception
CHEP NAV Return	-7.78%	3.62%	2.39%
CHEP Market Price Return	-7.41%	3.82%	2.54%
DJUS Value Index	-4.93%	6.27%	4.84%
Russell 1000 Index	7.37%	17.73%	18.98%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Adviser has contractually undertaken until October 31, 2015 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses if any) of the Fund are limited to 1.49% of the Fund’s average net assets. As stated in the current prospectus, the current gross and net expense ratios are 19.32% and 3.02% respectively. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares U.S. Market Neutral Size Fund (SIZ):

The QuantShares U.S. Market Neutral Size Fund seeks performance that corresponds to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Size Index (“DJUS Size Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the lowest capitalization stocks as long positions and highest capitalization stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provided investors with the means of seeking the spread return between high and low ranked stocks. Stocks are ranked from smallest to largest by market capitalization within the Dow Jones U.S. Index7. Size investing entails investing in securities within the universe that have below-average market capitalizations and shorting securities with above-average market capitalizations. The performance of the Fund will depend on the difference in the rates of return between these long positions and short positions.

During the Annual Period that began on July 1, 2014 through June 30, 2015, the Fund’s market price return was -4.58% and its NAV return was -4.87% (for an explanation of the market price returns and the NAV returns, please refer to footnote 8 on page xiv). The Index returned -3.06% during the same period.

The Fund posted positive performance in six of 12 months of the period, with returns ranging from -3.98% to 2.65%. The best performing months for the Fund were October 2014 and March 2015 finishing up 2.65% and 1.10%, respectively. The worst performing months for the Fund were September and July 2014 finishing down -3.98% and -2.73%, respectively.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case market capitalization. During the Annual Period, the market slightly favored smaller cap names over larger cap names resulting in slightly positive performance for the Fund.

The Fund had an annualized volatility3 of 5.24% for the Annual Period.

As of 06/30/2015	Fund Sector Weights
	% Long Weight	% Short Weight
Basic Materials	3.90%	-3.96%
Consumer Goods	9.89%	-9.74%
Consumer Services	13.89%	-13.74%
Energy	7.00%	-6.80%
Financials	21.97%	-21.77%
Health Care	9.06%	-9.02%
Industrials	17.23%	-17.13%
Technology	10.91%	-10.90%
Telecommunications	0.98%	-0.99%
Utilities	4.25%	-4.24%

As of 06/30/2015	Portfolio Characteristics
	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio[9]	20.05	17.02
Price to Book Ratio[10]	2.16	2.84
Average Market Cap ($B)	3.45	77.02
Median Market Cap ($B)	3.35	48.06
Beta	1.01	1.01

Frequency of Distributions of Premiums and Discounts — SIZ
For the period of July 1, 2014 through June 30, 2015

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	0	0.00%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	23	9.13%
Equal to 0%	0	0.00%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	227	90.08%
Less than-0.5% below NAV (Discount)	2	0.79%
	252	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

SIZ — QuantShares U.S. Market Neutral Size Fund
DJUS Size Index — Dow Jones U.S. Thematic Market Neutral Size Index
Russell 1000 — Russell 1000 Index11

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 6, 2011 (Commencement of Operations) to June 30, 2015 assuming the reinvestment of distributions.

Average Annual Total Return as of June 30, 2015

	1 Year	3 Year	Since Inception
SIZ NAV Return	-4.87%	-0.63%	-0.42%
SIZ Market Price Return	-4.58%	-0.67%	-0.46%
DJUS Size Index	-3.06%	1.37%	1.53%
Russell 1000 Index	7.37%	17.73%	18.83%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Adviser has contractually undertaken until October 31, 2015 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses if any) of the Fund are limited to 1.49% of the Fund’s average net assets. As stated in the current prospectus, the current gross and net expense ratios are 18.14% and 3.51% respectively. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares U.S. Market Neutral Anti-Beta Fund (BTAL):

The QuantShares U.S. Market Neutral Anti-Beta Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (“DJUS Anti-Beta Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the lowest beta stocks as long positions and highest beta stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provides investors with the means of seeking the spread return between low and high beta stocks. Low beta stocks are those stocks that are less volatile than the Dow Jones U.S. Index,7 and high beta stocks are those stocks that are more volatile than the Dow Jones U.S. Index. Anti-beta investing entails investing in securities that have below-average betas and shorting securities that have above-average betas. The performance of the Fund will depend on the differences in the rates of return of these long positions and short positions.

During the Annual Period that began on July 1, 2014 through June 30, 2015, the Fund’s market price return was 0.78% and its NAV return was 0.21% (for an explanation of the market price return and the NAV returns, please refer to footnote 8 on page xiv). The Index returned 2.84% during the same period.

The Fund posted positive performance in seven of the 12 months of the period with returns ranging from -3.94% to 3.64%. The best performing months for the Fund were January 2015 and November 2014 finishing up 3.64% and 2.24%, respectively. The worst performing months for the Fund were February and April 2015 finishing down -3.94% and -3.19%, respectively.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case beta. During the Annual Period, the market tended to favor higher beta stocks over lower beta stocks, resulting in negative performance for the Fund.

The Fund had annualized volatility3 of 7.35% for the Annual Period.

As of 06/30/2015	Fund Sector Weights
	% Long Weight	% Short Weight
Basic Materials	3.95%	-3.94%
Consumer Goods	9.93%	-9.89%
Consumer Services	14.06%	-13.96%
Energy	6.43%	-6.05%
Financials	22.29%	-22.57%
Health Care	9.01%	-8.97%
Industrials	17.30%	-16.96%
Technology	10.87%	-10.92%
Telecommunications	1.02%	-0.98%
Utilities	4.44%	-4.48%

As of 06/30/2015	Portfolio Characteristics
	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio[9]	20.40	17.02
Price to Book Ratio[10]	2.90	2.15
Average Market Cap ($B)	25.10	14.77
Median Market Cap ($B)	7.95	7.37
Beta	0.78	1.30

x

Frequency of Distributions of Premiums and Discounts — BTAL
For the period of July 1, 2014 through June 30, 2015

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	46	18.25%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	69	27.38%
Equal to 0%	1	0.40%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	103	40.87%
Less than-0.5% below NAV (Discount)	33	13.10%
	252	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

BTAL — QuantShares U.S. Market Neutral Anti-Beta Fund
DJUS Anti-Beta Index — Dow Jones U.S. Thematic Market Neutral Anti-Beta Index
Russell 1000 — Russell 1000 Index11

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 12, 2011 (Commencement of Operations) to June 30, 2015 assuming the reinvestment of distributions.

Average Annual Return as of June 30, 2015

	1 Year	3 Year	Since Inception
BTAL NAV Return	0.21%	-6.64%	-6.09%
BTAL Market Price Return	0.78%	-6.67%	-6.09%
DJUS Anti-Beta Index	2.84%	-4.57%	-4.04%
Russell 1000 Index	7.37%	17.73%	18.98%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Adviser has contractually undertaken until October 31, 2015 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses if any) of the Fund are limited to 1.49% of the Fund’s average net assets. As stated in the current prospectus, the current gross and net expense ratios are 7.20% and 2.78% respectively. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares Hedged Dividend Income Fund (DIVA):

The QuantShares Hedged Dividend Income Fund, which commenced operations on January 15, 2015, seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Indxx Hedged Dividend Income Index12 (“Hedged Dividend Income Index” or “Index”). The Index, which is compiled by Indxx, is designed to generate a high current yield and capital appreciation. The Index rebalances monthly by identifying the highest dividend stocks as long positions, and the lowest dividend stocks as short positions. The Index invests in stocks with stable or growing dividends that trade at high yields. In an attempt to reduce risk, the Index shorts stocks in each sector which have unstable or low dividends. The Index is approximately 100% long and 50% short at the time of rebalances. The maximum weight for any sector in the long portfolio is 25%. Sector and industry weights in the short portfolio are approximately 50% of the size of the long sector weights. The Index has 100 long positions and approximately 150-200 short positions. The Fund provides investors with the means of seeking the spread return between low and high dividend stocks. The performance of the Fund will depend on the differences in the rates of return of these long positions and short positions.

Since the commencement of operations through June 30, 2015, the Fund’s market price return was -3.74% and its NAV return was -4.02% (for an explanation of the market price return and the NAV returns, please refer to footnote 8 on page xiv). The Index returned -3.41% during the same period.

The Fund posted positive performance in two of the six months the Fund was in operation during the Annual Period with returns ranging from -2.97% to 0.96%. The best performing months for the Fund were January (since inception on January 15, 2015) and April 2015 finishing up 0.96% and 0.52%, respectively. The worst performing months for the Fund were June and March 2015 finishing down -2.97% and -1.20%, respectively.

The Fund is designed as a long /short fund with approximately 100% long exposure and 50% short exposure, and the primary driver of performance is the isolated factor, in this case high equity dividend yield. During the Annual Period, the market saw a sell-off in rate sensitive stocks, resulting in negative performance for the Fund.

The Fund had annualized volatility3 of 6.01% since commencement of operations.

As of 06/30/2015	Fund Sector Weights
	% Long Weight	% Short Weight
Basic Materials	0.00%	0.00%
Consumer Goods	9.83%	-5.07%
Consumer Services	6.00%	-2.98%
Energy	20.47%	-10.29%
Financials	23.61%	-12.34%
Health Care	0.00%	0.00%
Industrials	5.03%	-2.53%
Technology	3.98%	-1.98%
Telecommunications	3.06%	-1.13%
Utilities	24.16%	-12.49%

As of 06/30/2015	Portfolio Characteristics
	Long Portfolio	Short Portfolio
Number of Companies	98	157
Price/Earnings Ratio[9]	17.91	22.11
Price to Book Ratio[10]	1.95	1.93
Average Market Cap ($B)	31.03	23.94
Median Market Cap ($B)	9.14	11.96
Beta	0.88	1.00

Frequency of Distributions of Premiums and Discounts — DIVA
For the period of January 15, 2015 through June 30, 2015

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	1	0.87%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	77	66.96%
Equal to 0%	0	0.00%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	34	29.56%
Less than-0.5% below NAV (Discount)	3	2.61%
	115	100.00%

Cumulative Total Return as of June 30, 2015

	1 Year	3 Year	Since Inception
DIVA NAV Return	N/A	N/A	-4.02%
DIVA Market Price Return	N/A	N/A	-3.74%
INDXX Hedged Dividend Income Index[13]	N/A	N/A	-3.41%
iBoxx Liquid USD Investment Grade Index	N/A	N/A	-3.20%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Adviser has contractually undertaken until October 31, 2015 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses if any) of the Fund are limited to 0.99% of the Fund’s average net assets. As stated in the current prospectus, the estimated gross and net expense ratios are 1.86% and 1.64% respectively. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

Footnotes to Shareholder Letter and Management Discussion of Fund Performance:

1	S&P 500 Index — The Standard & Poor’s 500 Stock Index consists of 500 large-cap common stocks actively traded on the NYSE and NASDAQ
2	Bureau of Economic Analysis (BEA) U.S. Department of Commerce

3	Volatility — A statistical measure of the dispersion of returns for a given security or market index.
4	Correlation — A statistical measure of how two securities move in relation to each other.
5	Russell 2000 — The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market cap of that index.
6	Russell 3000 — The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
7	Dow Jones US Index — A market-capitalization-weighted index providing broad coverage of the U.S. stock market. The index is considered a total market index, representing the top 95% of the U.S. stock market based on market capitalization.
8	A Fund’s per share net asset value (“NAV”) is the value of one share of the Fund. NAV is calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the Fund, and the Market Price Return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV.
9	Price/Earnings Ratio — Market Value per share/Earning per share
10	Price/Book Ratio — Stock Price/(Total Assets — Intangible Assets and Liabilities)
11	Russell 1000 Index — The Russell 1000 Index measures the performance of approximately 1,000 of the largest companies in the U.S. equity universe. The Russell 1000 is a subset of the Russell 3000 Index comprising over 90% of the total market capitalization of all listed U.S. stocks.
12	INDXX Hedged Dividend Income Index — The INDXX Hedged Dividend Income Index is designed to measure the performance of a strategy utilizing three portfolios: a long portfolio (with 100% long position in the INDXX Long High Dividend Index); a short portfolio (with 50% short position in the INDXX Short Low Dividend Index); and a 50% long position in the INDXX Cash Index. The Index is 100% long and 50% short at the time of rebalances. The maximum weight for any sector in the long portfolio is 25% and 15% for industries.
13	Markit iBoxx USD Liquid Investment Grade Index — The Markit iBoxx USD Liquid Investment Grade Index is designed to provide a balanced representation of the USD investment grade corporate market and to meet the investors demand for a USD denominated, highly liquid and representative investment grade corporate index.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Securities Held Long – 91.1%
Common Stocks – 87.1%
Aerospace & Defense – 2.2%
Hexcel Corp.	109	$5,422
Huntington Ingalls Industries, Inc.(a)	48	5,404
Northrop Grumman Corp.(a)	32	5,076
Spirit AeroSystems Holdings, Inc., Class A(a)*	109	6,007
TransDigm Group, Inc.(a)*	27	6,066
		27,975
Air Freight & Logistics – 0.4%
FedEx Corp.(a)	31	5,282
Airlines – 0.9%
Alaska Air Group, Inc.(a)	90	5,798
JetBlue Airways Corp.(a)*	251	5,211
		11,009
Auto Components – 0.5%
Lear Corp.(a)	49	5,501
Banks – 2.7%
East West Bancorp, Inc.(a)	124	5,558
First Horizon National Corp.(a)	361	5,657
PrivateBancorp, Inc.(a)	140	5,575
SVB Financial Group(a)*	40	5,759
Synovus Financial Corp.(a)	184	5,671
Webster Financial Corp.(a)	141	5,576
		33,796
Beverages – 1.3%
Constellation Brands, Inc., Class A(a)	47	5,453
Dr. Pepper Snapple Group, Inc.(a)	75	5,467
Monster Beverage Corp.(a)*	38	5,093
		16,013
Biotechnology – 3.4%
Alnylam Pharmaceuticals, Inc.(a)*	41	4,915
BioMarin Pharmaceutical, Inc.(a)*	42	5,745
Incyte Corp.(a)*	53	5,523
Isis Pharmaceuticals, Inc.(a)*	80	4,604
Medivation, Inc.(a)*	42	4,796
Puma Biotechnology, Inc.(a)*	47	5,487
United Therapeutics Corp.(a)*	34	5,914
Vertex Pharmaceuticals, Inc.(a)*	45	5,557
		42,541
Building Products – 1.3%
A.O. Smith Corp.(a)	84	6,046
Lennox International, Inc.(a)	47	5,062
Masco Corp.	203	5,414
		16,522

	Number of Shares	Value
Capital Markets – 2.6%
Bank of New York Mellon Corp./The(a)	123	$5,162
E*TRADE Financial Corp.(a)*	182	5,451
Goldman Sachs Group, Inc./The(a)	26	5,429
Janus Capital Group, Inc.(a)	333	5,701
Morgan Stanley(a)	140	5,431
SEI Investments Co.(a)	113	5,540
		32,714
Chemicals – 3.9%
Air Products & Chemicals, Inc.(a)	37	5,063
Ashland, Inc.(a)	45	5,485
CF Industries Holdings, Inc.(a)	90	5,785
Cytec Industries, Inc.	90	5,448
International Flavors & Fragrances, Inc.(a)	44	4,809
NewMarket Corp.(a)	11	4,883
PPG Industries, Inc.(a)	46	5,277
Sensient Technologies Corp.(a)	89	6,082
Sherwin-Williams Co./The(a)	20	5,500
		48,332
Commercial Services & Supplies – 0.5%
Cintas Corp.(a)	68	5,752
Communications Equipment – 0.4%
Palo Alto Networks, Inc.(a)*	31	5,416
Construction Materials – 0.4%
Vulcan Materials Co.(a)	59	4,952
Consumer Finance – 0.4%
Santander Consumer USA Holdings, Inc.*	213	5,446
Containers & Packaging – 1.4%
Berry Plastics Group, Inc.(a)*	170	5,508
Graphic Packaging Holding Co.(a)	353	4,917
Sealed Air Corp.(a)	126	6,474
		16,899
Diversified Consumer Services – 0.9%
Graham Holdings Co., Class B(a)	5	5,375
Service Corp. International/US(a)	184	5,415
		10,790
Diversified Financial Services – 3.0%
CME Group, Inc.(a)	57	5,304
MarketAxess Holdings, Inc.(a)	67	6,216
McGraw Hill Financial, Inc.(a)	53	5,324
Moody’s Corp.(a)	48	5,182
MSCI, Inc.(a)	83	5,109
NASDAQ OMX Group, Inc./The(a)	108	5,272
Voya Financial, Inc.(a)	118	5,483
		37,890

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Diversified Telecommunication Services – 0.5%
Level 3 Communications, Inc.(a)*	109	$5,741
Electric Utilities – 0.4%
Pinnacle West Capital Corp.(a)	86	4,893
Electrical Equipment – 1.3%
Acuity Brands, Inc.(a)	30	5,399
Sensata Technologies Holding N.V.(a)*	102	5,380
SolarCity Corp.(a)*	89	4,766
		15,545
Electronic Equipment, Instruments & Components – 1.3%
Cognex Corp.(a)	114	5,484
IPG Photonics Corp.(a)*	59	5,025
Zebra Technologies Corp., Class A(a)*	56	6,219
		16,728
Food & Staples Retailing – 0.4%
Kroger Co./The(a)	75	5,438
Food Products – 1.4%
Hain Celestial Group, Inc./The(a)*	86	5,664
Kraft Foods Group, Inc.(a)	61	5,194
WhiteWave Foods Co./The(a)*	131	6,403
		17,261
Gas Utilities – 1.2%
New Jersey Resources Corp.(a)	176	4,849
UGI Corp.(a)	143	4,926
WGL Holdings, Inc.(a)	99	5,375
		15,150
Health Care Equipment & Supplies – 0.9%
DexCom, Inc.*	68	5,439
Edwards Lifesciences Corp.(a)*	42	5,982
		11,421
Health Care Providers & Services – 3.2%
AmerisourceBergen Corp.(a)	48	5,104
Anthem, Inc.(a)	37	6,073
Centene Corp.(a)*	71	5,708
Cigna Corp.(a)	33	5,346
Health Net, Inc.(a)*	100	6,412
UnitedHealth Group, Inc.(a)	47	5,734
VCA, Inc.(a)*	110	5,985
		40,362
Hotels, Restaurants & Leisure – 2.6%
Cracker Barrel Old Country Store, Inc.(a)	36	5,370
Domino’s Pizza, Inc.(a)	49	5,557
Jack in the Box, Inc.(a)	55	4,849
Norwegian Cruise Line Holdings Ltd.(a)*	102	5,716

	Number of Shares	Value
Royal Caribbean Cruises Ltd.(a)	65	$5,115
Vail Resorts, Inc.(a)	52	5,678
		32,285
Household Durables – 2.2%
Jarden Corp.(a)*	100	5,175
Leggett & Platt, Inc.(a)	126	6,134
Mohawk Industries, Inc.(a)*	29	5,536
Newell Rubbermaid, Inc.(a)	140	5,755
Whirlpool Corp.(a)	25	4,326
		26,926
Insurance – 2.2%
Endurance Specialty Holdings Ltd.	83	5,453
First American Financial Corp.(a)	153	5,693
FNF Group(a)	156	5,770
Mercury General Corp.	98	5,454
StanCorp Financial Group, Inc.(a)	72	5,444
		27,814
Internet & Catalog Retail – 0.5%
Netflix, Inc.(a)*	9	5,912
Internet Software & Services – 1.8%
CoStar Group, Inc.(a)*	26	5,233
Equinix, Inc.(a)	24	6,096
j2 Global, Inc.(a)	83	5,639
LinkedIn Corp., Class A(a)*	27	5,579
		22,547
IT Services – 4.8%
Broadridge Financial Solutions, Inc.(a)	100	5,001
CoreLogic, Inc.(a)*	137	5,438
Fiserv, Inc.(a)*	68	5,632
FleetCor Technologies, Inc.(a)*	36	5,618
Genpact Ltd.(a)*	241	5,141
Global Payments, Inc.(a)	58	6,000
MasterCard, Inc., Class A	58	5,422
MAXIMUS, Inc.(a)	90	5,916
Total System Services, Inc.(a)	130	5,430
Visa, Inc., Class A(a)	78	5,238
Western Union Co./The(a)	253	5,143
		59,979
Life Sciences Tools & Services – 0.4%
Mettler-Toledo International, Inc.(a)*	16	5,463
Media – 0.9%
Madison Square Garden Co./The, Class A(a)*	63	5,260
Starz, Class A*	120	5,366
		10,626

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Multiline Retail – 0.9%
Dollar Tree, Inc.(a)*	67	$5,293
Target Corp.	67	5,469
		10,762
Multi-Utilities – 1.6%
CMS Energy Corp.(a)	148	4,712
NiSource, Inc.(a)	125	5,699
PG&E Corp.(a)	101	4,959
Public Service Enterprise Group, Inc.(a)	125	4,910
		20,280
Oil, Gas & Consumable Fuels – 5.0%
Cheniere Energy, Inc.(a)*	66	4,571
Diamondback Energy, Inc.(a)*	75	5,653
Kinder Morgan, Inc.(a)	127	4,876
Marathon Petroleum Corp.(a)	102	5,336
Newfield Exploration Co.(a)*	160	5,779
Phillips 66(a)	68	5,478
SemGroup Corp., Class A(a)	69	5,484
Tesoro Corp.(a)	58	4,896
Valero Energy Corp.(a)	87	5,446
Western Refining, Inc.(a)	111	4,842
Williams Cos., Inc./The(a)	94	5,395
World Fuel Services Corp.(a)	98	4,699
		62,455
Pharmaceuticals – 1.8%
Akorn, Inc.(a)*	126	5,501
Impax Laboratories, Inc.(a)*	133	6,107
Mallinckrodt plc(a)*	46	5,415
Zoetis, Inc.(a)	116	5,594
		22,617
Professional Services – 1.7%
CEB, Inc.	62	5,398
Equifax, Inc.(a)	57	5,534
Robert Half International, Inc.(a)	92	5,106
Towers Watson & Co., Class A	42	5,283
		21,321
Real Estate Investment Trusts (REITs) – 5.0%
Alexandria Real Estate Equities, Inc.(a)	60	5,248
Apartment Investment & Management Co., Class A(a)	144	5,318
CubeSmart(a)	243	5,628
Equity LifeStyle Properties, Inc.(a)	104	5,468
Equity Residential(a)	75	5,263
Essex Property Trust, Inc.(a)	26	5,525
Extra Space Storage, Inc.(a)	81	5,283

	Number of Shares	Value
Iron Mountain, Inc.(a)	175	$5,425
Lamar Advertising Co., Class A(a)	88	5,058
Pebblebrook Hotel Trust(a)	118	5,060
Ryman Hospitality Properties, Inc.(a)	90	4,780
Sun Communities, Inc.(a)	79	4,884
		62,940
Real Estate Management & Development – 1.3%
CBRE Group, Inc., Class A(a)*	135	4,995
Jones Lang LaSalle, Inc.(a)	36	6,156
Realogy Holdings Corp.(a)*	114	5,326
		16,477
Semiconductors & Semiconductor Equipment – 3.4%
Avago Technologies Ltd.(a)	42	5,583
Cavium, Inc.(a)*	78	5,367
Integrated Device Technology, Inc.(a)*	225	4,883
Microsemi Corp.(a)*	155	5,417
ON Semiconductor Corp.*	462	5,401
Qorvo, Inc.(a)*	64	5,137
Skyworks Solutions, Inc.(a)	49	5,101
SunEdison, Inc.(a)*	203	6,072
		42,961
Software – 5.8%
ACI Worldwide, Inc.*	222	5,455
Electronic Arts, Inc.(a)*	94	6,251
FactSet Research Systems, Inc.(a)	35	5,688
Fair Isaac Corp.(a)	58	5,265
Fortinet, Inc.(a)*	136	5,621
Manhattan Associates, Inc.(a)*	106	6,323
Qlik Technologies, Inc.(a)*	148	5,174
Red Hat, Inc.*	72	5,467
ServiceNow, Inc.(a)*	69	5,127
Splunk, Inc.*	78	5,430
SS&C Technologies Holdings, Inc.(a)	88	5,500
Tableau Software, Inc., Class A(a)*	53	6,111
Tyler Technologies, Inc.(a)*	42	5,434
		72,846
Specialty Retail – 3.4%
American Eagle Outfitters, Inc.	317	5,459
CarMax, Inc.(a)*	80	5,297
L Brands, Inc.(a)	58	4,972
Lowe’s Cos., Inc.(a)	72	4,822
O’Reilly Automotive, Inc.(a)*	24	5,423
Ross Stores, Inc.	112	5,444
Staples, Inc.	354	5,420
Ulta Salon Cosmetics & Fragrance, Inc.(a)*	38	5,869
		42,706

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Technology Hardware, Storage & Peripherals – 0.4%
Apple, Inc.(a)	42	$5,268
Textiles, Apparel & Luxury Goods – 2.8%
Carter’s, Inc.	51	5,421
Hanesbrands, Inc.(a)	168	5,598
lululemon athletica, Inc.(a)*	86	5,616
NIKE, Inc., Class B(a)	55	5,941
Skechers U.S.A., Inc., Class A(a)*	57	6,258
Under Armour, Inc., Class A(a)*	70	5,841
		34,675
Tobacco – 0.4%
Reynolds American, Inc.(a)	71	5,301
Trading Companies & Distributors – 0.5%
HD Supply Holdings, Inc.(a)*	182	6,403
Water Utilities – 0.4%
American Water Works Co., Inc.(a)	99	4,814
Wireless Telecommunication Services – 0.5%
SBA Communications Corp., Class A(a)*	48	5,519
Total Common Stocks
(Cost $987,986)		1,088,266
	Principal Amount
U.S. Government & Agency Security – 4.0%
U.S. Treasury Bill 0.04%, due 12/10/15(a)(b)	$50,000	49,992
Total U.S. Government & Agency Security (Cost $49,907)		49,992
Total Securities Held Long (Cost $1,037,893)		1,138,258
	Number of Shares
Securities Sold Short – (84.5%)
Common Stocks – (84.5%)
Aerospace & Defense – (1.2%)
B/E Aerospace, Inc.	(94)	(5,160)
Esterline Technologies Corp.*	(58)	(5,530)
Precision Castparts Corp.	(23)	(4,597)
		(15,287)
Auto Components – (0.9%)
Dana Holding Corp.	(263)	(5,413)
Tenneco, Inc.*	(93)	(5,342)
		(10,755)
Automobiles – (0.8%)
Ford Motor Co.	(367)	(5,508)
Harley-Davidson, Inc.	(85)	(4,790)
		(10,298)

	Number of Shares	Value
Banks – (2.8%)
Comerica, Inc.	(115)	$(5,902)
Cullen/Frost Bankers, Inc.	(76)	(5,972)
Fifth Third Bancorp	(279)	(5,809)
Popular, Inc.*	(194)	(5,599)
Prosperity Bancshares, Inc.	(105)	(6,063)
Regions Financial Corp.	(565)	(5,853)
		(35,198)
Beverages – (0.4%)
Coca-Cola Enterprises, Inc.	(125)	(5,430)
Biotechnology – (1.3%)
Alexion Pharmaceuticals, Inc.*	(30)	(5,423)
Intercept Pharmaceuticals, Inc.*	(20)	(4,828)
Seattle Genetics, Inc.*	(125)	(6,050)
		(16,301)
Building Products – (0.4%)
USG Corp.*	(192)	(5,336)
Capital Markets – (2.1%)
Artisan Partners Asset Management, Inc., Class A	(119)	(5,529)
Franklin Resources, Inc.	(95)	(4,658)
LPL Financial Holdings, Inc.	(127)	(5,904)
T. Rowe Price Group, Inc.	(71)	(5,519)
Waddell & Reed Financial, Inc., Class A	(111)	(5,251)
		(26,861)
Chemicals – (1.6%)
Albemarle Corp.	(95)	(5,251)
Cabot Corp.	(120)	(4,475)
FMC Corp.	(86)	(4,519)
Huntsman Corp.	(242)	(5,341)
		(19,586)
Commercial Services & Supplies – (0.8%)
Copart, Inc.*	(156)	(5,535)
Pitney Bowes, Inc.	(231)	(4,807)
		(10,342)
Communications Equipment – (0.8%)
Motorola Solutions, Inc.	(91)	(5,218)
QUALCOMM, Inc.	(77)	(4,823)
		(10,041)
Construction & Engineering – (1.2%)
Fluor Corp.	(94)	(4,983)
Jacobs Engineering Group, Inc.*	(122)	(4,956)
Quanta Services, Inc.*	(188)	(5,418)
		(15,357)
Construction Materials – (0.4%)
Eagle Materials, Inc.	(72)	(5,496)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Consumer Finance – (1.3%)
Ally Financial, Inc.*	(239)	$(5,361)
American Express Co.	(66)	(5,129)
Discover Financial Services	(96)	(5,532)
		(16,022)
Containers & Packaging – (0.4%)
Owens-Illinois, Inc.*	(212)	(4,863)
Diversified Financial Services – (0.5%)
Leucadia National Corp.	(233)	(5,657)
Diversified Telecommunication Services – (0.4%)
CenturyLink, Inc.	(162)	(4,760)
Electric Utilities – (0.4%)
ITC Holdings Corp.	(148)	(4,763)
Electrical Equipment – (0.4%)
Generac Holdings, Inc.*	(139)	(5,525)
Electronic Equipment, Instruments & Components – (1.7%)
Dolby Laboratories, Inc., Class A	(146)	(5,793)
FLIR Systems, Inc.	(168)	(5,178)
Ingram Micro, Inc., Class A*	(220)	(5,506)
Trimble Navigation Ltd.*	(206)	(4,833)
		(21,310)
Energy Equipment & Services – (1.7%)
Ensco plc, Class A	(248)	(5,523)
Nabors Industries Ltd.	(383)	(5,527)
Noble Corp. plc	(300)	(4,617)
Patterson-UTI Energy, Inc.	(267)	(5,023)
		(20,690)
Food & Staples Retailing – (1.3%)
Sprouts Farmers Market, Inc.*	(204)	(5,504)
United Natural Foods, Inc.*	(80)	(5,094)
Whole Foods Market, Inc.	(140)	(5,522)
		(16,120)
Food Products – (1.8%)
Darling Ingredients, Inc.*	(397)	(5,820)
Hershey Co./The	(57)	(5,063)
Keurig Green Mountain, Inc.	(63)	(4,828)
TreeHouse Foods, Inc.*	(76)	(6,158)
		(21,869)
Gas Utilities – (1.2%)
AGL Resources, Inc.	(111)	(5,168)
National Fuel Gas Co.	(78)	(4,593)
Questar Corp.	(224)	(4,684)
		(14,445)
Health Care Equipment & Supplies – (2.6%)
Baxter International, Inc.	(74)	(5,175)
DENTSPLY International, Inc.	(102)	(5,258)
IDEXX Laboratories, Inc.*	(80)	(5,131)

	Number of Shares	Value
St Jude Medical, Inc.	(83)	$(6,065)
Varian Medical Systems, Inc.*	(62)	(5,228)
Zimmer Biomet Holdings, Inc.	(50)	(5,462)
		(32,319)
Health Care Providers & Services – (0.9%)
Envision Healthcare Holdings, Inc.*	(147)	(5,804)
Tenet Healthcare Corp.*	(96)	(5,556)
		(11,360)
Health Care Technology – (0.4%)
athenahealth, Inc.*	(43)	(4,927)
Hotels, Restaurants & Leisure – (1.6%)
Las Vegas Sands Corp.	(93)	(4,889)
McDonald’s Corp.	(56)	(5,324)
MGM Resorts International*	(253)	(4,617)
Wynn Resorts Ltd.	(53)	(5,230)
		(20,060)
Household Durables – (0.8%)
Garmin Ltd.	(115)	(5,052)
Tupperware Brands Corp.	(81)	(5,228)
		(10,280)
Independent Power and Renewable Electricity Producers – (1.7%)
AES Corp./The	(392)	(5,198)
Calpine Corp.*	(309)	(5,559)
Dynegy, Inc.*	(167)	(4,884)
NRG Energy, Inc.	(227)	(5,194)
		(20,835)
Insurance – (4.0%)
Aflac, Inc.	(90)	(5,598)
Assurant, Inc.	(88)	(5,896)
Genworth Financial, Inc., Class A*	(702)	(5,314)
Loews Corp.	(130)	(5,006)
MetLife, Inc.	(106)	(5,935)
Old Republic International Corp.	(356)	(5,564)
Prudential Financial, Inc.	(63)	(5,514)
RenaissanceRe Holdings Ltd.	(53)	(5,380)
Unum Group	(161)	(5,756)
		(49,963)
Internet & Catalog Retail – (1.3%)
Groupon, Inc.*	(1,095)	(5,508)
Priceline Group, Inc./The*	(5)	(5,757)
TripAdvisor, Inc.*	(61)	(5,315)
		(16,580)
Internet Software & Services – (1.3%)
Pandora Media, Inc.*	(343)	(5,330)
Twitter, Inc.*	(153)	(5,542)
Yelp, Inc.*	(113)	(4,862)
		(15,734)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
IT Services – (0.8%)
International Business Machines Corp.	(33)	$(5,368)
Teradata Corp.*	(125)	(4,625)
		(9,993)
Leisure Products – (0.4%)
Mattel, Inc.	(205)	(5,267)
Life Sciences Tools & Services – (1.8%)
Bio-Rad Laboratories, Inc., Class A*	(37)	(5,573)
Bio-Techne Corp.	(58)	(5,711)
Bruker Corp.*	(284)	(5,796)
Thermo Fisher Scientific, Inc.	(42)	(5,450)
		(22,530)
Machinery – (7.0%)
Caterpillar, Inc.	(65)	(5,513)
Colfax Corp.*	(105)	(4,846)
Crane Co.	(89)	(5,227)
Donaldson Co., Inc.	(146)	(5,227)
Dover Corp.	(80)	(5,614)
Flowserve Corp.	(90)	(4,739)
ITT Corp.	(132)	(5,523)
Joy Global, Inc.	(152)	(5,502)
Kennametal, Inc.	(155)	(5,289)
Manitowoc Co., Inc./The	(245)	(4,802)
Oshkosh Corp.	(130)	(5,509)
Pentair plc	(81)	(5,569)
SPX Corp.	(63)	(4,561)
Terex Corp.	(197)	(4,580)
Timken Co./The	(151)	(5,522)
Trinity Industries, Inc.	(179)	(4,731)
Valmont Industries, Inc.	(41)	(4,874)
		(87,628)
Marine – (0.4%)
Kirby Corp.*	(67)	(5,136)
Media – (2.9%)
CBS Corp., Class B	(92)	(5,106)
Discovery Communications, Inc., Class A*	(166)	(5,521)
Discovery Communications, Inc., Class C*	(177)	(5,501)
News Corp., Class A*	(347)	(5,063)
Scripps Networks Interactive, Inc., Class A	(81)	(5,295)
Tribune Media Co., Class A	(92)	(4,912)
Viacom, Inc., Class B	(72)	(4,654)
		(36,052)
Metals & Mining – (1.3%)
Allegheny Technologies, Inc.	(182)	(5,496)
Freeport-McMoRan, Inc.	(250)	(4,655)
Reliance Steel & Aluminum Co.	(95)	(5,746)
		(15,897)

	Number of Shares	Value
Multi-Utilities – (0.8%)
CenterPoint Energy, Inc.	(262)	$(4,986)
MDU Resources Group, Inc.	(282)	(5,507)
		(10,493)
Oil, Gas & Consumable Fuels – (4.3%)
Antero Resources Corp.*	(162)	(5,563)
Cobalt International Energy, Inc.*	(534)	(5,185)
CONSOL Energy, Inc.	(253)	(5,500)
Denbury Resources, Inc.	(865)	(5,502)
Gulfport Energy Corp.*	(117)	(4,709)
Noble Energy, Inc.	(130)	(5,548)
QEP Resources, Inc.	(297)	(5,498)
Range Resources Corp.	(112)	(5,531)
Southwestern Energy Co.*	(215)	(4,887)
Whiting Petroleum Corp.*	(164)	(5,510)
		(53,433)
Personal Products – (0.9%)
Avon Products, Inc.	(880)	(5,509)
Nu Skin Enterprises, Inc., Class A	(117)	(5,514)
		(11,023)
Pharmaceuticals – (1.7%)
Johnson & Johnson	(52)	(5,068)
Merck & Co., Inc.	(96)	(5,465)
Pacira Pharmaceuticals, Inc.*	(68)	(4,809)
Pfizer, Inc.	(172)	(5,767)
		(21,109)
Professional Services – (0.4%)
Nielsen N.V.	(120)	(5,372)
Real Estate Investment Trusts (REITs) – (8.7%)
American Capital Agency Corp.	(261)	(4,795)
American Homes 4 Rent, Class A	(338)	(5,422)
American Realty Capital Properties, Inc.	(577)	(4,691)
Annaly Capital Management, Inc.	(522)	(4,797)
BioMed Realty Trust, Inc.	(285)	(5,512)
CBL & Associates Properties, Inc.	(305)	(4,941)
Columbia Property Trust, Inc.	(224)	(5,499)
DDR Corp.	(355)	(5,488)
Equity Commonwealth*	(205)	(5,262)
HCP, Inc.	(139)	(5,069)
Host Hotels & Resorts, Inc.	(270)	(5,354)
Liberty Property Trust	(154)	(4,962)
Outfront Media, Inc.	(197)	(4,972)
Plum Creek Timber Co., Inc.	(131)	(5,315)
Prologis, Inc.	(136)	(5,046)
Rayonier, Inc.	(198)	(5,059)
Retail Properties of America, Inc., Class A	(394)	(5,488)
Senior Housing Properties Trust	(313)	(5,493)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Spirit Realty Capital, Inc.	(500)	$(4,835)
Tanger Factory Outlet Centers, Inc.	(155)	(4,914)
WP Carey, Inc.	(94)	(5,540)
		(108,454)
Real Estate Management & Development – (0.4%)
Howard Hughes Corp./The*	(36)	(5,168)
Road & Rail – (1.7%)
Avis Budget Group, Inc.*	(105)	(4,629)
Genesee & Wyoming, Inc., Class A*	(72)	(5,485)
Hertz Global Holdings, Inc.*	(303)	(5,490)
Kansas City Southern	(61)	(5,563)
		(21,167)
Semiconductors & Semiconductor Equipment – (2.2%)
Applied Materials, Inc.	(268)	(5,151)
Cree, Inc.*	(212)	(5,518)
Marvell Technology Group Ltd.	(385)	(5,076)
Micron Technology, Inc.*	(291)	(5,483)
Xilinx, Inc.	(128)	(5,653)
		(26,881)
Software – (1.3%)
Aspen Technology, Inc.*	(140)	(6,377)
Solera Holdings, Inc.	(102)	(4,545)
VMware, Inc., Class A*	(65)	(5,573)
		(16,495)
Specialty Retail – (1.7%)
Cabela’s, Inc.*	(99)	(4,948)
Gap, Inc./The	(140)	(5,344)
Tiffany & Co.	(63)	(5,783)
Urban Outfitters, Inc.*	(158)	(5,530)
		(21,605)
Technology Hardware, Storage & Peripherals – (1.2%)
NCR Corp.*	(184)	(5,538)
NetApp, Inc.	(174)	(5,492)
SanDisk Corp.	(78)	(4,541)
		(15,571)

	Number of Shares	Value
Textiles, Apparel & Luxury Goods – (2.5%)
Coach, Inc.	(159)	$(5,503)
Fossil Group, Inc.*	(79)	(5,479)
Kate Spade & Co.*	(219)	(4,717)
Michael Kors Holdings Ltd.*	(116)	(4,883)
PVH Corp.	(51)	(5,875)
Ralph Lauren Corp.	(39)	(5,162)
		(31,619)
Trading Companies & Distributors – (1.3%)
Fastenal Co.	(134)	(5,652)
MSC Industrial Direct Co., Inc., Class A	(77)	(5,372)
WESCO International, Inc.*	(71)	(4,874)
		(15,898)
Wireless Telecommunication Services – (0.4%)
Sprint Corp.*	(1,061)	(4,838)
Total Common Stocks (Proceeds Received $1,141,048)		(1,055,999)
Total Securities Sold Short (Proceeds Received $1,141,048)		(1,055,999)
Other assets less liabilities — 93.4%		1,167,296
Net Assets — 100.0%		$1,249,555
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2015, the aggregate amount held in a segregated account was $1,028,151.
(b)	Yield to maturity.

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$225,132
Aggregate gross unrealized depreciation	(42,289)
Net unrealized appreciation	$182,843
Federal income tax cost of investments	$(100,584)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2015

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged	Net Amount(2)
128,244 USD	10/05/2015	Morgan Stanley	0.64%	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has long exposure to high momentum companies(3))	$33,074	—	$33,074
(123,878) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has short exposure to low momentum companies(3))	(0.06)%	(22,857)	—	(22,857)
					$10,217		$10,217
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Securities Held Long – 93.4%
Common Stocks – 85.7%
Aerospace & Defense – 1.7%
Huntington Ingalls Industries, Inc.(a)	92	$10,358
L-3 Communications Holdings, Inc.(a)	98	11,111
Orbital ATK, Inc.(a)	154	11,298
Triumph Group, Inc.	170	11,218
		43,985
Airlines – 2.5%
Alaska Air Group, Inc.(a)	176	11,340
American Airlines Group, Inc.(a)	264	10,543
Delta Air Lines, Inc.(a)	252	10,352
JetBlue Airways Corp.(a)*	550	11,418
Southwest Airlines Co.(a)	336	11,118
United Continental Holdings, Inc.(a)*	210	11,132
		65,903
Auto Components – 1.7%
Dana Holding Corp.(a)	522	10,743
Goodyear Tire & Rubber Co./The(a)	354	10,673
Lear Corp.(a)	102	11,451
Tenneco, Inc.(a)*	194	11,143
		44,010
Automobiles – 1.7%
Ford Motor Co.(a)	716	10,747
General Motors Co.(a)	322	10,732
Harley-Davidson, Inc.(a)	200	11,270
Thor Industries, Inc.	198	11,144
		43,893
Banks – 4.1%
Bank of America Corp.(a)	710	12,084
Citigroup, Inc.(a)	212	11,711
Fifth Third Bancorp(a)	566	11,784
JPMorgan Chase & Co.(a)	178	12,061
PNC Financial Services Group, Inc.(a)	124	11,861
Popular, Inc.(a)*	394	11,371
Prosperity Bancshares, Inc.(a)	212	12,241
Regions Financial Corp.(a)	1,152	11,935
SunTrust Banks, Inc.(a)	272	11,701
		106,749
Biotechnology – 0.9%
Amgen, Inc.(a)	72	11,053
Gilead Sciences, Inc.(a)	100	11,708
		22,761
Building Products – 0.5%
Owens Corning(a)	292	12,045

	Number of Shares	Value
Capital Markets – 1.3%
Goldman Sachs Group, Inc./The(a)	58	$12,110
Legg Mason, Inc.	218	11,234
Morgan Stanley(a)	294	11,404
		34,748
Chemicals – 1.3%
Cabot Corp.(a)	270	10,068
Eastman Chemical Co.(a)	148	12,109
Huntsman Corp.(a)	492	10,859
		33,036
Commercial Services & Supplies – 1.2%
ADT Corp./The(a)	302	10,138
R.R. Donnelley & Sons Co.(a)	604	10,528
Republic Services, Inc.(a)	276	10,811
		31,477
Communications Equipment – 1.7%
ARRIS Group, Inc.(a)*	336	10,282
Brocade Communications Systems, Inc.(a)	906	10,763
Cisco Systems, Inc.(a)	394	10,819
Juniper Networks, Inc.(a)	428	11,115
		42,979
Construction & Engineering – 1.3%
AECOM(a)*	352	11,644
Jacobs Engineering Group, Inc.(a)*	262	10,643
Quanta Services, Inc.(a)*	382	11,009
		33,296
Consumer Finance – 0.9%
Ally Financial, Inc.(a)*	520	11,664
Capital One Financial Corp.(a)	140	12,316
		23,980
Containers & Packaging – 0.4%
Owens-Illinois, Inc.(a)*	472	10,828
Diversified Financial Services – 0.4%
Voya Financial, Inc.(a)	240	11,153
Diversified Telecommunication Services – 0.9%
AT&T, Inc.(a)	326	11,580
CenturyLink, Inc.(a)	380	11,164
		22,744
Electric Utilities – 2.4%
Entergy Corp.(a)	148	10,434
Exelon Corp.(a)	336	10,557
FirstEnergy Corp.(a)	316	10,286
Great Plains Energy, Inc.(a)	434	10,485
Portland General Electric Co.(a)	322	10,678
Westar Energy, Inc.(a)	306	10,471
		62,911

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Electrical Equipment – 0.4%
Regal Beloit Corp.(a)	146	$10,598
Electronic Equipment, Instruments & Components – 1.7%
Arrow Electronics, Inc.(a)*	190	10,602
Corning, Inc.(a)	540	10,654
Dolby Laboratories, Inc., Class A(a)	282	11,190
Jabil Circuit, Inc.(a)	502	10,688
		43,134
Energy Equipment & Services – 2.6%
Diamond Offshore Drilling, Inc.(a)	436	11,253
Ensco plc, Class A(a)	474	10,556
National Oilwell Varco, Inc.(a)	232	11,201
Noble Corp. plc(a)	732	11,265
Rowan Cos., plc, Class A(a)	538	11,357
Transocean Ltd.(a)	696	11,220
		66,852
Food & Staples Retailing – 0.4%
Wal-Mart Stores, Inc.(a)	146	10,356
Food Products – 2.2%
Archer-Daniels-Midland Co.(a)	232	11,187
Bunge Ltd.(a)	130	11,414
Ingredion, Inc.(a)	142	11,333
Post Holdings, Inc.*	208	11,218
Tyson Foods, Inc., Class A(a)	286	12,192
		57,344
Health Care Equipment & Supplies – 1.3%
Baxter International, Inc.(a)	164	11,469
DENTSPLY International, Inc.(a)	222	11,444
Medtronic plc	152	11,263
		34,176
Health Care Providers & Services – 4.8%
Aetna, Inc.(a)	94	11,981
Anthem, Inc.(a)	66	10,833
Community Health Systems, Inc.(a)*	178	11,209
DaVita HealthCare Partners, Inc.(a)*	140	11,126
Express Scripts Holding Co.(a)*	130	11,562
HCA Holdings, Inc.(a)*	124	11,249
Health Net, Inc.(a)*	182	11,670
Laboratory Corp. of America Holdings(a)*	94	11,395
LifePoint Health, Inc.(a)*	130	11,303
Quest Diagnostics, Inc.(a)	158	11,458
Universal Health Services, Inc., Class B(a)	78	11,084
		124,870
Hotels, Restaurants & Leisure – 0.9%
Carnival Corp.(a)	226	11,162
Royal Caribbean Cruises Ltd.(a)	148	11,646
		22,808

	Number of Shares	Value
Household Durables – 0.4%
Whirlpool Corp.(a)	64	$11,075
Independent Power and Renewable Electricity Producers – 0.4%
AES Corp./The(a)	856	11,351
Industrial Conglomerates – 0.4%
General Electric Co.(a)	418	11,106
Insurance – 10.6%
ACE Ltd.(a)	106	10,778
Aflac, Inc.(a)	180	11,196
American Financial Group, Inc.(a)	178	11,577
American International Group, Inc.(a)	180	11,128
Aspen Insurance Holdings Ltd.(a)	242	11,592
Assurant, Inc.(a)	166	11,122
Assured Guaranty Ltd.(a)	458	10,987
Axis Capital Holdings Ltd.(a)	218	11,635
CNO Financial Group, Inc.(a)	662	12,148
Endurance Specialty Holdings Ltd.(a)	170	11,169
Everest Re Group Ltd.(a)	64	11,649
Genworth Financial, Inc., Class A(a)*	1,476	11,173
Hanover Insurance Group, Inc./The(a)	164	12,141
Hartford Financial Services Group, Inc./The(a)	278	11,556
Lincoln National Corp.(a)	198	11,726
Loews Corp.(a)	272	10,475
MetLife, Inc.(a)	200	11,198
Prudential Financial, Inc.(a)	138	12,078
Reinsurance Group of America, Inc.(a)	124	11,764
RenaissanceRe Holdings Ltd.(a)	110	11,166
Travelers Cos., Inc./The(a)	112	10,826
Unum Group(a)	330	11,797
Validus Holdings Ltd.(a)	270	11,877
XL Group plc(a)	306	11,383
		274,141
IT Services – 1.7%
Amdocs Ltd.(a)	206	11,245
Computer Sciences Corp.(a)	176	11,553
Leidos Holdings, Inc.	276	11,142
Xerox Corp.(a)	992	10,555
		44,495
Machinery – 4.7%
AGCO Corp.(a)	198	11,242
Allison Transmission Holdings, Inc.(a)	370	10,826
Cummins, Inc.(a)	82	10,758
Joy Global, Inc.(a)	308	11,150
Kennametal, Inc.(a)	318	10,850
PACCAR, Inc.(a)	174	11,103
Pentair plc(a)	162	11,138

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Stanley Black & Decker, Inc.(a)	114	$11,997
Terex Corp.(a)	452	10,509
Timken Co./The(a)	284	10,386
Trinity Industries, Inc.(a)	424	11,206
		121,165
Media – 1.3%
Comcast Corp., Class A(a)	196	11,787
News Corp., Class A(a)*	718	10,476
TEGNA, Inc.	328	10,519
		32,782
Metals & Mining – 1.7%
Alcoa, Inc.(a)	1,000	11,150
Freeport-McMoRan, Inc.	598	11,135
Newmont Mining Corp.	480	11,213
Steel Dynamics, Inc.(a)	510	10,564
		44,062
Multiline Retail – 1.7%
Dillard’s, Inc., Class A(a)	96	10,098
Kohl’s Corp.(a)	180	11,270
Macy’s, Inc.(a)	174	11,740
Target Corp.(a)	144	11,755
		44,863
Multi-Utilities – 1.2%
Consolidated Edison, Inc.(a)	186	10,766
MDU Resources Group, Inc.(a)	572	11,171
SCANA Corp.(a)	210	10,636
		32,573
Oil, Gas & Consumable Fuels – 3.1%
Denbury Resources, Inc.(a)	1,756	11,168
HollyFrontier Corp.	262	11,185
Marathon Petroleum Corp.(a)	232	12,136
Phillips 66(a)	142	11,439
Tesoro Corp.(a)	132	11,142
Valero Energy Corp.(a)	178	11,143
Western Refining, Inc.(a)	256	11,167
		79,380
Paper & Forest Products – 0.4%
Domtar Corp.(a)	262	10,847
Personal Products – 0.5%
Herbalife Ltd.(a)*	216	11,899
Pharmaceuticals – 0.4%
Pfizer, Inc.(a)	334	11,199
Real Estate Investment Trusts (REITs) – 2.4%
American Capital Agency Corp.(a)	550	10,103
Annaly Capital Management, Inc.(a)	1,126	10,348
Chimera Investment Corp.(a)	746	10,228
MFA Financial, Inc.(a)	1,458	10,775

	Number of Shares	Value
Starwood Property Trust, Inc.(a)	472	$10,181
Two Harbors Investment Corp.(a)	1,084	10,558
		62,193
Road & Rail – 1.6%
Avis Budget Group, Inc.(a)*	252	11,108
Genesee & Wyoming, Inc., Class A(a)*	136	10,360
Norfolk Southern Corp.(a)	122	10,658
Ryder System, Inc.(a)	118	10,310
		42,436
Semiconductors & Semiconductor Equipment – 2.5%
First Solar, Inc.(a)*	224	10,524
Intel Corp.(a)	348	10,584
Micron Technology, Inc.(a)*	592	11,153
Microsemi Corp.(a)*	306	10,695
ON Semiconductor Corp.(a)*	950	11,106
Teradyne, Inc.(a)	528	10,185
		64,247
Software – 1.3%
CA, Inc.(a)	356	10,427
Nuance Communications, Inc.(a)*	662	11,592
Symantec Corp.(a)	454	10,555
		32,574
Specialty Retail – 3.8%
American Eagle Outfitters, Inc.(a)	690	11,882
Bed Bath & Beyond, Inc.(a)*	160	11,037
Best Buy Co., Inc.(a)	326	10,631
Cabela’s, Inc.(a)*	214	10,696
Dick’s Sporting Goods, Inc.(a)	208	10,768
Foot Locker, Inc.(a)	168	11,258
GameStop Corp., Class A(a)	256	10,998
Gap, Inc./The(a)	286	10,916
Staples, Inc.(a)	694	10,625
		98,811
Technology Hardware, Storage & Peripherals – 3.0%
EMC Corp.(a)	422	11,137
Hewlett-Packard Co.(a)	344	10,323
Lexmark International, Inc., Class A(a)	254	11,227
NCR Corp.(a)*	372	11,197
NetApp, Inc.(a)	352	11,109
Seagate Technology plc	234	11,115
Western Digital Corp.(a)	142	11,136
		77,244
Textiles, Apparel & Luxury Goods – 1.7%
Fossil Group, Inc.(a)*	158	10,959
Michael Kors Holdings Ltd.*	266	11,196
PVH Corp.(a)	98	11,289
Wolverine World Wide, Inc.	394	11,221
		44,665

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Trading Companies & Distributors – 1.7%
Air Lease Corp.(a)	328	$11,119
GATX Corp.(a)	208	11,055
United Rentals, Inc.(a)*	118	10,339
WESCO International, Inc.(a)*	156	10,708
		43,221
Total Common Stocks (Cost $2,197,310)		2,222,965
	Principal Amount
U.S. Government & Agency Security – 7.7%
U.S. Treasury Bill 0.04%, due 12/10/15(a)(b)	$200,000	199,966
Total U.S. Government & Agency Security (Cost $199,626)		199,966
Total Securities Held Long (Cost $2,396,936)		2,422,931
	Number of Shares
Securities Sold Short – (86.5%)
Common Stocks – (86.5%)
Aerospace & Defense – (1.8%)
B/E Aerospace, Inc.	(190)	(10,431)
HEICO Corp.	(204)	(11,893)
Lockheed Martin Corp.	(60)	(11,154)
TransDigm Group, Inc.*	(54)	(12,132)
		(45,610)
Air Freight & Logistics – (0.4%)
Expeditors International of Washington, Inc.	(248)	(11,434)
Automobiles – (0.4%)
Tesla Motors, Inc.*	(42)	(11,267)
Beverages – (0.9%)
Brown-Forman Corp., Class B	(112)	(11,220)
Monster Beverage Corp.*	(82)	(10,990)
		(22,210)
Biotechnology – (5.7%)
Alexion Pharmaceuticals, Inc.*	(68)	(12,292)
Alkermes plc*	(184)	(11,839)
Alnylam Pharmaceuticals, Inc.*	(86)	(10,309)
BioMarin Pharmaceutical, Inc.*	(90)	(12,310)
Cepheid, Inc.*	(184)	(11,252)
Incyte Corp.*	(104)	(10,838)
Intercept Pharmaceuticals, Inc.*	(46)	(11,103)
Isis Pharmaceuticals, Inc.*	(196)	(11,280)
Medivation, Inc.*	(94)	(10,735)
Puma Biotechnology, Inc.*	(98)	(11,441)
Regeneron Pharmaceuticals, Inc.*	(22)	(11,223)

	Number of Shares	Value
Seattle Genetics, Inc.*	(234)	$(11,326)
Vertex Pharmaceuticals, Inc.*	(94)	(11,607)
		(147,555)
Building Products – (1.3%)
A.O. Smith Corp.	(158)	(11,373)
Allegion plc	(186)	(11,186)
Lennox International, Inc.	(108)	(11,630)
		(34,189)
Capital Markets – (1.4%)
Charles Schwab Corp./The	(372)	(12,146)
NorthStar Asset Management Group, Inc.	(606)	(11,205)
SEI Investments Co.	(248)	(12,159)
		(35,510)
Chemicals – (3.5%)
Ecolab, Inc.	(102)	(11,533)
International Flavors & Fragrances, Inc.	(100)	(10,929)
Monsanto Co.	(100)	(10,659)
NewMarket Corp.	(26)	(11,541)
PPG Industries, Inc.	(104)	(11,931)
RPM International, Inc.	(240)	(11,753)
Sherwin-Williams Co./The	(40)	(11,001)
W.R. Grace & Co.*	(118)	(11,835)
		(91,182)
Commercial Services & Supplies – (0.4%)
Stericycle, Inc.*	(86)	(11,516)
Communications Equipment – (0.5%)
Palo Alto Networks, Inc.*	(66)	(11,530)
Construction Materials – (0.4%)
Vulcan Materials Co.	(134)	(11,247)
Containers & Packaging – (0.4%)
MeadWestvaco Corp.	(234)	(11,042)
Distributors – (0.5%)
Pool Corp.	(174)	(12,211)
Diversified Financial Services – (2.2%)
CBOE Holdings, Inc.	(202)	(11,558)
MarketAxess Holdings, Inc.	(130)	(12,060)
McGraw Hill Financial, Inc.	(110)	(11,050)
Moody’s Corp.	(106)	(11,444)
MSCI, Inc.	(184)	(11,325)
		(57,437)
Diversified Telecommunication Services – (0.4%)
Level 3 Communications, Inc.*	(204)	(10,745)
Electric Utilities – (0.4%)
ITC Holdings Corp.	(350)	(11,263)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Electrical Equipment – (0.5%)
Acuity Brands, Inc.	(68)	$(12,239)
Electronic Equipment, Instruments & Components – (1.7%)
Amphenol Corp., Class A	(206)	(11,942)
Cognex Corp.	(224)	(10,774)
IPG Photonics Corp.*	(130)	(11,073)
National Instruments Corp.	(382)	(11,254)
		(45,043)
Energy Equipment & Services – (0.4%)
Core Laboratories N.V.	(94)	(10,720)
Food & Staples Retailing – (0.4%)
Sprouts Farmers Market, Inc.*	(416)	(11,224)
Food Products – (2.2%)
Hain Celestial Group, Inc./The*	(170)	(11,196)
Hershey Co./The	(124)	(11,015)
Kraft Foods Group, Inc.	(134)	(11,409)
Mead Johnson Nutrition Co.	(118)	(10,646)
WhiteWave Foods Co./The*	(234)	(11,438)
		(55,704)
Gas Utilities – (0.8%)
National Fuel Gas Co.	(176)	(10,365)
Questar Corp.	(486)	(10,162)
		(20,527)
Health Care Equipment & Supplies – (0.9%)
DexCom, Inc.*	(142)	(11,357)
IDEXX Laboratories, Inc.*	(180)	(11,545)
		(22,902)
Health Care Technology – (0.9%)
athenahealth, Inc.*	(92)	(10,541)
Medidata Solutions, Inc.*	(212)	(11,516)
		(22,057)
Hotels, Restaurants & Leisure – (3.9%)
Chipotle Mexican Grill, Inc.*	(18)	(10,890)
Domino’s Pizza, Inc.	(104)	(11,794)
Dunkin’ Brands Group, Inc.	(216)	(11,880)
Hilton Worldwide Holdings, Inc.*	(394)	(10,855)
Jack in the Box, Inc.	(132)	(11,637)
Marriott International, Inc., Class A	(142)	(10,563)
Panera Bread Co., Class A*	(62)	(10,836)
Starwood Hotels & Resorts Worldwide, Inc.	(136)	(11,028)
Yum! Brands, Inc.	(132)	(11,890)
		(101,373)
Household Products – (1.3%)
Church & Dwight Co., Inc.	(140)	(11,358)
Clorox Co./The	(108)	(11,234)

	Number of Shares	Value
Colgate-Palmolive Co.	(170)	$(11,120)
		(33,712)
Independent Power and Renewable Electricity Producers – (0.9%)
Calpine Corp.*	(632)	(11,370)
Dynegy, Inc.*	(388)	(11,349)
		(22,719)
Internet & Catalog Retail – (1.8%)
Amazon.com, Inc.*	(26)	(11,286)
Liberty Ventures*	(274)	(10,760)
Netflix, Inc.*	(18)	(11,825)
TripAdvisor, Inc.*	(142)	(12,374)
		(46,245)
Internet Software & Services – (3.0%)
CoStar Group, Inc.*	(56)	(11,271)
Equinix, Inc.	(44)	(11,176)
Facebook, Inc., Class A*	(130)	(11,149)
LinkedIn Corp., Class A*	(58)	(11,984)
Pandora Media, Inc.*	(724)	(11,251)
Twitter, Inc.*	(294)	(10,649)
Yelp, Inc.*	(236)	(10,155)
		(77,635)
IT Services – (3.5%)
Automatic Data Processing, Inc.	(134)	(10,751)
FleetCor Technologies, Inc.*	(70)	(10,924)
Gartner, Inc.*	(138)	(11,838)
Global Payments, Inc.	(114)	(11,793)
MasterCard, Inc., Class A	(126)	(11,778)
MAXIMUS, Inc.	(178)	(11,700)
Paychex, Inc.	(236)	(11,064)
Visa, Inc., Class A	(172)	(11,550)
		(91,398)
Life Sciences Tools & Services – (0.9%)
Illumina, Inc.*	(54)	(11,791)
Mettler-Toledo International, Inc.*	(36)	(12,293)
		(24,084)
Machinery – (2.6%)
Donaldson Co., Inc.	(316)	(11,312)
Graco, Inc.	(160)	(11,365)
Middleby Corp./The*	(100)	(11,223)
Toro Co./The	(168)	(11,387)
WABCO Holdings, Inc.*	(90)	(11,135)
Wabtec Corp.	(120)	(11,309)
		(67,731)
Media – (1.7%)
Lions Gate Entertainment Corp.	(304)	(11,263)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Live Nation Entertainment, Inc.*	(396)	$(10,886)
Madison Square Garden Co./The, Class A*	(134)	(11,188)
Sirius XM Holdings, Inc.*	(2,910)	(10,854)
		(44,191)
Metals & Mining – (0.4%)
Royal Gold, Inc.	(176)	(10,840)
Multiline Retail – (0.5%)
Dollar Tree, Inc.*	(148)	(11,691)
Multi-Utilities – (1.2%)
Dominion Resources, Inc.	(160)	(10,699)
NiSource, Inc.	(238)	(10,850)
Sempra Energy	(108)	(10,686)
		(32,235)
Oil, Gas & Consumable Fuels – (4.9%)
Anadarko Petroleum Corp.	(136)	(10,616)
Cabot Oil & Gas Corp.	(336)	(10,598)
Cheniere Energy, Inc.*	(150)	(10,389)
Cobalt International Energy, Inc.*	(1,068)	(10,370)
Continental Resources, Inc.*	(248)	(10,513)
Diamondback Energy, Inc.*	(136)	(10,252)
EOG Resources, Inc.	(128)	(11,206)
Kinder Morgan, Inc.	(266)	(10,212)
ONEOK, Inc.	(270)	(10,660)
Pioneer Natural Resources Co.	(76)	(10,540)
SemGroup Corp., Class A	(134)	(10,650)
Williams Cos., Inc./The	(196)	(11,248)
		(127,254)
Personal Products – (0.5%)
Estee Lauder Cos., Inc./The, Class A	(140)	(12,132)
Pharmaceuticals – (0.4%)
Pacira Pharmaceuticals, Inc.*	(144)	(10,184)
Professional Services – (1.7%)
CEB, Inc.	(130)	(11,318)
Equifax, Inc.	(112)	(10,874)
Robert Half International, Inc.	(206)	(11,433)
Verisk Analytics, Inc.*	(152)	(11,059)
		(44,684)
Real Estate Investment Trusts (REITs) – (13.5%)
American Tower Corp.	(120)	(11,195)
Apartment Investment & Management Co., Class A	(302)	(11,153)
Boston Properties, Inc.	(86)	(10,410)
Communications Sales & Leasing, Inc.	(438)	(10,827)
Crown Castle International Corp.	(136)	(10,921)
CubeSmart	(496)	(11,487)
Digital Realty Trust, Inc.	(180)	(12,002)
Duke Realty Corp.	(576)	(10,696)
Equity LifeStyle Properties, Inc.	(216)	(11,357)

	Number of Shares	Value
Equity Residential	(154)	$(10,806)
Essex Property Trust, Inc.	(52)	(11,050)
Extra Space Storage, Inc.	(172)	(11,218)
Federal Realty Investment Trust	(86)	(11,016)
Gaming and Leisure Properties, Inc.	(320)	(11,731)
General Growth Properties, Inc.	(418)	(10,726)
Highwoods Properties, Inc.	(264)	(10,547)
Iron Mountain, Inc.	(328)	(10,168)
Lamar Advertising Co., Class A	(196)	(11,266)
Macerich Co./The	(140)	(10,444)
Plum Creek Timber Co., Inc.	(272)	(11,035)
Public Storage	(60)	(11,062)
Rayonier, Inc.	(444)	(11,344)
Regency Centers Corp.	(182)	(10,734)
Ryman Hospitality Properties, Inc.	(196)	(10,410)
Simon Property Group, Inc.	(62)	(10,727)
Sun Communities, Inc.	(184)	(11,377)
Tanger Factory Outlet Centers, Inc.	(340)	(10,778)
Taubman Centers, Inc.	(158)	(10,981)
UDR, Inc.	(348)	(11,147)
Vornado Realty Trust	(110)	(10,442)
Weingarten Realty Investors	(350)	(11,442)
WP GLIMCHER, Inc.	(760)	(10,283)
		(350,782)
Real Estate Management & Development – (0.8%)
Forest City Enterprises, Inc., Class A*	(482)	(10,652)
Howard Hughes Corp./The*	(78)	(11,196)
		(21,848)
Semiconductors & Semiconductor Equipment – (0.9%)
Cavium, Inc.*	(160)	(11,010)
SunEdison, Inc.*	(378)	(11,306)
		(22,316)
Software – (6.6%)
CDK Global, Inc.	(210)	(11,336)
FactSet Research Systems, Inc.	(72)	(11,701)
Fortinet, Inc.*	(274)	(11,324)
Guidewire Software, Inc.*	(228)	(12,068)
Manhattan Associates, Inc.*	(188)	(11,214)
NetSuite, Inc.*	(120)	(11,010)
Qlik Technologies, Inc.*	(328)	(11,467)
Red Hat, Inc.*	(150)	(11,389)
salesforce.com, Inc.*	(158)	(11,002)
ServiceNow, Inc.*	(152)	(11,295)
Splunk, Inc.*	(172)	(11,975)
Tableau Software, Inc., Class A*	(100)	(11,530)
Tyler Technologies, Inc.*	(92)	(11,903)
Ultimate Software Group, Inc./The*	(68)	(11,175)
Workday, Inc., Class A*	(144)	(11,000)
		(171,389)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Specialty Retail – (3.1%)
CarMax, Inc.*	(168)	$(11,123)
Home Depot, Inc./The	(106)	(11,780)
L Brands, Inc.	(132)	(11,317)
O’Reilly Automotive, Inc.*	(52)	(11,751)
Restoration Hardware Holdings, Inc.*	(116)	(11,325)
Tractor Supply Co.	(132)	(11,872)
Ulta Salon Cosmetics & Fragrance, Inc.*	(76)	(11,738)
		(80,906)
Textiles, Apparel & Luxury Goods – (2.3%)
Kate Spade & Co.*	(512)	(11,029)
lululemon athletica, Inc.*	(178)	(11,624)
NIKE, Inc., Class B	(114)	(12,314)
Skechers U.S.A., Inc., Class A*	(104)	(11,418)
Under Armour, Inc., Class A*	(146)	(12,182)
		(58,567)
Trading Companies & Distributors – (0.9%)
Fastenal Co.	(266)	(11,220)
Watsco, Inc.	(94)	(11,631)
		(22,851)
Water Utilities – (0.4%)
Aqua America, Inc.	(426)	(10,433)

	Number of Shares	Value
Wireless Telecommunication Services – (0.4%)
SBA Communications Corp., Class A*	(98)	$(11,267)
Total Common Stocks (Proceeds Received $2,288,759)		(2,244,831)
Total Securities Sold Short (Proceeds Received $2,288,759)		(2,244,831)
Other assets less liabilities — 93.1%		2,417,569
Net Assets — 100.0%		$2,595,669
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2015, the aggregate amount held in a segregated account was $2,266,212.
(b)	Yield to maturity.

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,930
Aggregate gross unrealized depreciation	(224,226)
Net unrealized depreciation	$(160,296)
Federal income tax cost of investments	$338,396

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged	Net Amount(2)
316,188 USD	10/05/2015	Morgan Stanley	0.64%	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has long exposure to companies with high “value” rankings(3))	$38,682	—	$38,682
(344,080) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has short exposure to companies with low “value” rankings(3))	(0.06)%	2,749	—	2,749
					$41,431		$41,431
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Securities Held Long – 89.7%
Common Stocks – 85.6%
Aerospace & Defense – 2.6%
Curtiss-Wright Corp.(a)	150	$10,866
Esterline Technologies Corp.(a)*	110	10,487
HEICO Corp.(a)	174	10,144
Moog, Inc., Class A(a)*	142	10,037
Teledyne Technologies, Inc.(a)*	100	10,551
Triumph Group, Inc.(a)	158	10,427
		62,512
Auto Components – 1.6%
Dana Holding Corp.(a)	484	9,961
Gentex Corp.(a)	582	9,556
Tenneco, Inc.(a)*	186	10,684
Visteon Corp.(a)*	96	10,078
		40,279
Automobiles – 0.4%
Thor Industries, Inc.(a)	172	9,680
Banks – 5.3%
Associated Banc-Corp(a)	564	11,432
Bank of Hawaii Corp.(a)	158	10,535
BankUnited, Inc.(a)	292	10,492
First Horizon National Corp.(a)	674	10,562
First Niagara Financial Group, Inc.	1,118	10,554
FirstMerit Corp.(a)	506	10,540
Popular, Inc.(a)*	372	10,736
Prosperity Bancshares, Inc.(a)	182	10,509
Synovus Financial Corp.(a)	342	10,540
TCF Financial Corp.(a)	662	10,996
Umpqua Holdings Corp.(a)	618	11,118
Webster Financial Corp.(a)	290	11,469
		129,483
Biotechnology – 0.4%
Cepheid, Inc.(a)*	172	10,518
Capital Markets – 0.9%
Federated Investors, Inc., Class B(a)	320	10,717
Stifel Financial Corp.(a)*	194	11,201
		21,918
Chemicals – 1.7%
Axiall Corp.(a)	294	10,599
Cabot Corp.(a)	280	10,441
PolyOne Corp.(a)	278	10,889
Scotts Miracle-Gro Co./The, Class A(a)	168	9,947
		41,876
Commercial Services & Supplies – 2.0%
Clean Harbors, Inc.(a)*	192	10,318
Copart, Inc.(a)*	288	10,218

	Number of Shares	Value
Covanta Holding Corp.(a)	478	$10,129
Deluxe Corp.(a)	158	9,796
R.R. Donnelley & Sons Co.(a)	550	9,587
		50,048
Communications Equipment – 0.8%
JDS Uniphase Corp.(a)*	914	10,584
ViaSat, Inc.(a)*	166	10,003
		20,587
Construction & Engineering – 0.5%
EMCOR Group, Inc.(a)	236	11,274
Consumer Finance – 0.5%
PRA Group, Inc.(a)*	184	11,465
Containers & Packaging – 0.4%
Silgan Holdings, Inc.(a)	184	9,708
Distributors – 0.4%
Pool Corp.(a)	152	10,667
Diversified Consumer Services – 0.5%
Sotheby’s(a)	244	11,039
Diversified Financial Services – 0.4%
MarketAxess Holdings, Inc.	114	10,576
Diversified Telecommunication Services – 0.4%
Frontier Communications Corp.(a)	2,036	10,078
Electric Utilities – 1.2%
Great Plains Energy, Inc.(a)	400	9,664
IDACORP, Inc.(a)	170	9,544
Portland General Electric Co.(a)	318	10,545
		29,753
Electrical Equipment – 1.7%
Babcock & Wilcox Co./The(a)*	316	10,365
EnerSys(a)	150	10,543
Generac Holdings, Inc.(a)*	254	10,096
Regal Beloit Corp.(a)	140	10,163
		41,167
Electronic Equipment, Instruments & Components – 1.7%
Belden, Inc.(a)	118	9,585
Dolby Laboratories, Inc., Class A(a)	262	10,396
FEI Co.(a)	134	11,113
Ingram Micro, Inc., Class A(a)*	392	9,812
		40,906
Energy Equipment & Services – 2.2%
Dril-Quip, Inc.(a)*	146	10,987
Nabors Industries Ltd.(a)	708	10,217
Patterson-UTI Energy, Inc.(a)	560	10,536
Rowan Cos., plc, Class A(a)	504	10,639

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Superior Energy Services, Inc.(a)	504	$10,604
		52,983
Food & Staples Retailing – 0.9%
Casey’s General Stores, Inc.(a)	116	11,106
United Natural Foods, Inc.(a)*	158	10,061
		21,167
Food Products – 0.8%
Darling Ingredients, Inc.(a)*	666	9,764
TreeHouse Foods, Inc.(a)*	132	10,696
		20,460
Gas Utilities – 0.8%
Piedmont Natural Gas Co., Inc.(a)	284	10,028
Questar Corp.(a)	454	9,493
		19,521
Health Care Equipment & Supplies – 1.8%
Alere, Inc.(a)*	204	10,761
Align Technology, Inc.(a)*	180	11,288
STERIS Corp.(a)	162	10,439
West Pharmaceutical Services, Inc.(a)	178	10,338
		42,826
Health Care Providers & Services – 3.1%
Acadia Healthcare Co., Inc.(a)*	136	10,653
Health Net, Inc.(a)*	164	10,516
HealthSouth Corp.(a)	244	11,239
LifePoint Health, Inc.(a)*	122	10,608
Team Health Holdings, Inc.(a)*	162	10,583
VCA, Inc.(a)*	200	10,881
WellCare Health Plans, Inc.(a)*	122	10,349
		74,829
Hotels, Restaurants & Leisure – 3.0%
Brinker International, Inc.(a)	180	10,377
Buffalo Wild Wings, Inc.(a)*	66	10,342
Cracker Barrel Old Country Store, Inc.	70	10,441
Jack in the Box, Inc.(a)	122	10,755
Six Flags Entertainment Corp.(a)	220	9,867
Vail Resorts, Inc.(a)	104	11,357
Wendy’s Co./The(a)	954	10,761
		73,900
Household Durables – 1.3%
NVR, Inc.(a)*	8	10,720
Tempur Sealy International, Inc.(a)*	160	10,544
Tupperware Brands Corp.(a)	164	10,585
		31,849
Independent Power and Renewable Electricity Producers – 0.4%
Dynegy, Inc.(a)*	342	10,004

	Number of Shares	Value
Insurance – 2.3%
Aspen Insurance Holdings Ltd.(a)	240	$11,496
CNO Financial Group, Inc.(a)	584	10,716
First American Financial Corp.(a)	310	11,534
ProAssurance Corp.(a)	234	10,813
Validus Holdings Ltd.(a)	254	11,174
		55,733
Internet & Catalog Retail – 0.4%
HSN, Inc.(a)	156	10,950
Internet Software & Services – 1.3%
j2 Global, Inc.(a)	160	10,871
Pandora Media, Inc.(a)*	678	10,536
Yelp, Inc.(a)*	244	10,499
		31,906
IT Services – 1.7%
CoreLogic, Inc.(a)*	270	10,716
DST Systems, Inc.(a)	88	11,086
Leidos Holdings, Inc.(a)	242	9,770
VeriFone Systems, Inc.(a)*	310	10,528
		42,100
Leisure Products – 0.4%
Brunswick Corp.(a)	206	10,477
Life Sciences Tools & Services – 2.2%
Bio-Rad Laboratories, Inc., Class A(a)*	72	10,844
Bio-Techne Corp.(a)	108	10,634
Bruker Corp.(a)*	556	11,348
Charles River Laboratories International, Inc.(a)*	138	9,707
PAREXEL International Corp.(a)*	164	10,547
		53,080
Machinery – 5.6%
CLARCOR, Inc.(a)	158	9,834
Crane Co.(a)	180	10,572
ITT Corp.(a)	268	11,213
Joy Global, Inc.	290	10,498
Kennametal, Inc.(a)	294	10,031
Middleby Corp./The(a)*	100	11,223
Oshkosh Corp.(a)	248	10,510
SPX Corp.(a)	142	10,279
Terex Corp.(a)	422	9,812
Timken Co./The(a)	288	10,532
Toro Co./The(a)	164	11,116
Valmont Industries, Inc.(a)	82	9,747
Woodward, Inc.(a)	192	10,558
		135,925

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Media – 1.7%
John Wiley & Sons, Inc., Class A(a)	188	$10,222
Regal Entertainment Group, Class A(a)	502	10,497
Sinclair Broadcast Group, Inc., Class A(a)	380	10,606
Starz, Class A(a)*	234	10,464
		41,789
Metals & Mining – 1.3%
Compass Minerals International, Inc.(a)	116	9,528
Royal Gold, Inc.(a)	170	10,470
United States Steel Corp.(a)	514	10,599
		30,597
Multiline Retail – 0.4%
Sears Holdings Corp.(a)*	392	10,466
Multi-Utilities – 0.8%
TECO Energy, Inc.(a)	544	9,607
Vectren Corp.(a)	274	10,544
		20,151
Oil, Gas & Consumable Fuels – 3.9%
California Resources Corp.(a)	1,748	10,558
Cobalt International Energy, Inc.(a)*	1,046	10,157
Denbury Resources, Inc.(a)	1,654	10,520
Gulfport Energy Corp.(a)*	264	10,626
SemGroup Corp., Class A(a)	136	10,809
SM Energy Co.(a)	228	10,515
Teekay Corp.(a)	248	10,619
World Fuel Services Corp.(a)	220	10,549
WPX Energy, Inc.(a)*	862	10,585
		94,938
Paper & Forest Products – 0.4%
Domtar Corp.(a)	234	9,688
Personal Products – 0.4%
Nu Skin Enterprises, Inc., Class A(a)	224	10,557
Pharmaceuticals – 0.9%
Impax Laboratories, Inc.(a)*	234	10,745
Pacira Pharmaceuticals, Inc.(a)*	150	10,608
		21,353
Real Estate Investment Trusts (REITs) – 8.7%
American Homes 4 Rent, Class A(a)	618	9,913
CBL & Associates Properties, Inc.(a)	656	10,627
Chimera Investment Corp.(a)	766	10,502
Columbia Property Trust, Inc.(a)	416	10,213
DCT Industrial Trust, Inc.(a)	334	10,501
EPR Properties(a)	182	9,970
Equity Commonwealth(a)*	410	10,525
GEO Group, Inc./The(a)	310	10,590

	Number of Shares	Value
Healthcare Realty Trust, Inc.(a)	440	$10,234
Healthcare Trust of America, Inc., Class A(a)	440	10,538
MFA Financial, Inc.(a)	1,318	9,740
Outfront Media, Inc.(a)	414	10,449
Pebblebrook Hotel Trust(a)	248	10,634
Piedmont Office Realty Trust, Inc., Class A(a)	558	9,815
Post Properties, Inc.(a)	180	9,787
Sovran Self Storage, Inc.(a)	112	9,734
Sun Communities, Inc.(a)	156	9,645
Sunstone Hotel Investors, Inc.(a)	684	10,267
Tanger Factory Outlet Centers, Inc.(a)	300	9,510
Two Harbors Investment Corp.(a)	1,050	10,227
WP GLIMCHER, Inc.(a)	710	9,606
		213,027
Road & Rail – 0.5%
Landstar System, Inc.(a)	170	11,368
Semiconductors & Semiconductor Equipment – 2.6%
Atmel Corp.(a)	1,076	10,604
Cavium, Inc.(a)*	154	10,597
Cree, Inc.(a)*	406	10,568
Microsemi Corp.(a)*	302	10,555
Synaptics, Inc.(a)*	122	10,582
Teradyne, Inc.(a)	532	10,262
		63,168
Software – 3.0%
Aspen Technology, Inc.(a)*	238	10,841
Guidewire Software, Inc.(a)*	216	11,433
Manhattan Associates, Inc.(a)*	176	10,498
SolarWinds, Inc.(a)*	212	9,780
Solera Holdings, Inc.(a)	218	9,714
Tyler Technologies, Inc.(a)*	88	11,385
Verint Systems, Inc.(a)*	162	9,841
		73,492
Specialty Retail – 3.4%
American Eagle Outfitters, Inc.	614	10,573
Cabela’s, Inc.(a)*	200	9,996
Chico’s FAS, Inc.(a)	586	9,745
CST Brands, Inc.(a)	272	10,624
DSW, Inc., Class A(a)	316	10,545
GNC Holdings, Inc., Class A(a)	224	9,964
Murphy USA, Inc.(a)*	180	10,048
Restoration Hardware Holdings, Inc.(a)*	108	10,544
		82,039
Technology Hardware, Storage & Peripherals – 0.4%
3D Systems Corp.(a)*	538	10,502

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Textiles, Apparel & Luxury Goods – 2.6%
Carter’s, Inc.(a)	106	$11,268
Deckers Outdoor Corp.(a)*	142	10,220
Fossil Group, Inc.*	152	10,542
Kate Spade & Co.(a)*	480	10,339
Skechers U.S.A., Inc., Class A(a)*	100	10,979
Wolverine World Wide, Inc.(a)	356	10,139
		63,487
Thrifts & Mortgage Finance – 0.9%
MGIC Investment Corp.(a)*	968	11,016
Radian Group, Inc.(a)	598	11,218
		22,234
Trading Companies & Distributors – 1.3%
Air Lease Corp.(a)	310	10,509
GATX Corp.(a)	196	10,418
WESCO International, Inc.(a)*	152	10,433
		31,360
Water Utilities – 0.4%
Aqua America, Inc.(a)	394	9,649
Wireless Telecommunication Services – 0.4%
Telephone & Data Systems, Inc.(a)	356	10,466
Total Common Stocks (Cost $2,000,415)		2,091,575
	Principal Amount
U.S. Government & Agency Security – 4.1%
U.S. Treasury Bill 0.04%, due 12/10/15(a)(b)	$100,000	99,983
Total U.S. Government & Agency Security (Cost $99,813)		99,983
Total Securities Held Long (Cost $2,100,228)		2,191,558
	Number of Shares
Securities Sold Short – (84.8%)
Common Stocks – (84.8%)
Aerospace & Defense – (3.4%)
Boeing Co./The	(70)	(9,710)
General Dynamics Corp.	(76)	(10,768)
Honeywell International, Inc.	(104)	(10,605)
Lockheed Martin Corp.	(52)	(9,667)
Northrop Grumman Corp.	(64)	(10,152)
Precision Castparts Corp.	(50)	(9,994)
Raytheon Co.	(110)	(10,525)
United Technologies Corp.	(96)	(10,649)
		(82,070)

	Number of Shares	Value
Air Freight & Logistics – (0.8%)
FedEx Corp.	(60)	$(10,224)
United Parcel Service, Inc., Class B	(104)	(10,079)
		(20,303)
Airlines – (0.8%)
American Airlines Group, Inc.	(248)	(9,904)
Delta Air Lines, Inc.	(236)	(9,695)
		(19,599)
Auto Components – (0.4%)
Johnson Controls, Inc.	(210)	(10,401)
Automobiles – (1.3%)
Ford Motor Co.	(650)	(9,757)
General Motors Co.	(318)	(10,599)
Tesla Motors, Inc.*	(40)	(10,730)
		(31,086)
Banks – (3.1%)
Bank of America Corp.	(670)	(11,403)
BB&T Corp.	(278)	(11,206)
Citigroup, Inc.	(202)	(11,159)
JPMorgan Chase & Co.	(156)	(10,571)
PNC Financial Services Group, Inc.	(116)	(11,095)
U.S. Bancorp	(238)	(10,329)
Wells Fargo & Co.	(194)	(10,911)
		(76,674)
Beverages – (0.8%)
Coca-Cola Co./The	(244)	(9,572)
PepsiCo, Inc.	(108)	(10,081)
		(19,653)
Biotechnology – (2.1%)
Amgen, Inc.	(68)	(10,439)
Biogen, Inc.*	(26)	(10,502)
Celgene Corp.*	(88)	(10,185)
Gilead Sciences, Inc.	(90)	(10,537)
Regeneron Pharmaceuticals, Inc.*	(20)	(10,203)
		(51,866)
Capital Markets – (3.4%)
Ameriprise Financial, Inc.	(84)	(10,494)
Bank of New York Mellon Corp./The	(242)	(10,157)
BlackRock, Inc.	(28)	(9,687)
Charles Schwab Corp./The	(324)	10,579)
Franklin Resources, Inc.	(196)	(9,610)
Goldman Sachs Group, Inc./The	(50)	(10,439)
Morgan Stanley	(296)	(11,482)
State Street Corp.	(142)	(10,934)
		(83,382)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Chemicals – (3.9%)
Air Products & Chemicals, Inc.	(76)	$(10,399)
Dow Chemical Co./The	(214)	(10,950)
E.I. du Pont de Nemours & Co.	(164)	(10,488)
Ecolab, Inc.	(92)	(10,403)
LyondellBasell Industries N.V., Class A	(102)	(10,559)
Monsanto Co.	(98)	(10,446)
PPG Industries, Inc.	(92)	(10,554)
Praxair, Inc.	(82)	(9,803)
Sherwin-Williams Co./The	(38)	(10,451)
		(94,053)
Commercial Services & Supplies – (0.8%)
Tyco International plc	(252)	(9,697)
Waste Management, Inc.	(228)	(10,568)
		(20,265)
Communications Equipment – (0.8%)
Cisco Systems, Inc.	(360)	(9,886)
QUALCOMM, Inc.	(168)	(10,522)
		(20,408)
Consumer Finance – (1.7%)
American Express Co.	(130)	(10,104)
Capital One Financial Corp.	(120)	(10,556)
Discover Financial Services	(174)	(10,026)
Synchrony Financial*	(320)	(10,538)
		(41,224)
Diversified Financial Services – (1.7%)
Berkshire Hathaway, Inc., Class B*	(72)	(9,800)
CME Group, Inc.	(110)	(10,236)
Intercontinental Exchange, Inc.	(44)	(9,839)
McGraw Hill Financial, Inc.	(102)	(10,246)
		(40,121)
Diversified Telecommunication Services – (0.9%)
AT&T, Inc.	(308)	(10,940)
Verizon Communications, Inc.	(214)	(9,975)
		(20,915)
Electric Utilities – (2.4%)
American Electric Power Co., Inc.	(184)	(9,747)
Duke Energy Corp.	(136)	(9,604)
Exelon Corp.	(312)	(9,803)
NextEra Energy, Inc.	(102)	(9,999)
PPL Corp.	(358)	(10,550)
Southern Co./The	(232)	(9,721)
		(59,424)
Electrical Equipment – (1.3%)
Eaton Corp. plc	(150)	(10,123)
Emerson Electric Co.	(182)	(10,088)

	Number of Shares	Value
Rockwell Automation, Inc.	(90)	$(11,218)
		(31,429)
Electronic Equipment, Instruments & Components – (0.8%)
Corning, Inc.	(508)	(10,023)
TE Connectivity Ltd.	(148)	(9,516)
		(19,539)
Energy Equipment & Services – (0.8%)
Halliburton Co.	(244)	(10,509)
Schlumberger Ltd.	(112)	(9,653)
		(20,162)
Food & Staples Retailing – (2.1%)
Costco Wholesale Corp.	(72)	(9,724)
CVS Health Corp.	(102)	(10,698)
Kroger Co./The	(150)	(10,877)
Walgreens Boots Alliance, Inc.	(128)	(10,808)
Wal-Mart Stores, Inc.	(142)	(10,072)
		(52,179)
Food Products – (2.1%)
Archer-Daniels-Midland Co.	(200)	(9,644)
General Mills, Inc.	(198)	(11,033)
Kellogg Co.	(164)	(10,283)
Kraft Foods Group, Inc.	(122)	(10,387)
Mondelez International, Inc., Class A	(252)	(10,367)
		(51,714)
Health Care Equipment & Supplies – (0.9%)
Abbott Laboratories	(224)	(10,994)
Medtronic plc	(136)	(10,078)
		(21,072)
Health Care Providers & Services – (2.2%)
Anthem, Inc.	(62)	(10,177)
Cardinal Health, Inc.	(120)	(10,038)
Express Scripts Holding Co.*	(126)	(11,206)
McKesson Corp.	(46)	(10,341)
UnitedHealth Group, Inc.	(94)	(11,468)
		(53,230)
Hotels, Restaurants & Leisure – (1.7%)
Las Vegas Sands Corp.	(186)	(9,778)
McDonald’s Corp.	(108)	(10,268)
Starbucks Corp.	(202)	(10,830)
Yum! Brands, Inc.	(116)	(10,449)
		(41,325)
Household Products – (1.2%)
Colgate-Palmolive Co.	(150)	(9,811)
Kimberly-Clark Corp.	(96)	(10,173)
Procter & Gamble Co./The	(124)	(9,702)
		(29,686)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Industrial Conglomerates – (1.3%)
3M Co.	(62)	$(9,567)
Danaher Corp.	(122)	(10,442)
General Electric Co.	(408)	(10,840)
		(30,849)
Insurance – (4.3%)
ACE Ltd.	(104)	(10,575)
Aflac, Inc.	(170)	(10,574)
Allstate Corp./The	(150)	(9,730)
American International Group, Inc.	(170)	(10,509)
Aon plc	(106)	(10,566)
Chubb Corp./The	(106)	(10,085)
Marsh & McLennan Cos., Inc.	(186)	(10,546)
MetLife, Inc.	(188)	(10,526)
Prudential Financial, Inc.	(130)	(11,378)
Travelers Cos., Inc./The	(110)	(10,633)
		(105,122)
Internet & Catalog Retail – (1.3%)
Amazon.com, Inc.*	(24)	(10,418)
Netflix, Inc.*	(16)	(10,511)
Priceline Group, Inc./The*	(10)	(11,514)
		(32,443)
Internet Software & Services – (2.2%)
eBay, Inc.*	(184)	(11,084)
Facebook, Inc., Class A*	(122)	(10,463)
Google, Inc., Class C*	(20)	(10,410)
LinkedIn Corp., Class A*	(54)	(11,158)
Yahoo!, Inc.*	(268)	(10,530)
		(53,645)
IT Services – (3.0%)
Accenture plc, Class A	(118)	(11,420)
Automatic Data Processing, Inc.	(120)	(9,628)
Cognizant Technology Solutions Corp., Class A*	(170)	(10,385)
Fidelity National Information Services, Inc.	(156)	(9,641)
International Business Machines Corp.	(66)	(10,735)
MasterCard, Inc., Class A	(118)	(11,031)
Visa, Inc., Class A	(160)	(10,744)
		(73,584)
Life Sciences Tools & Services – (0.4%)
Thermo Fisher Scientific, Inc.	(82)	(10,640)
Machinery – (3.0%)
Caterpillar, Inc.	(128)	(10,857)
Cummins, Inc.	(74)	(9,708)
Deere & Co.	(116)	(11,258)
Illinois Tool Works, Inc.	(108)	(9,913)
Ingersoll-Rand plc	(158)	(10,652)
PACCAR, Inc.	(166)	(10,593)

	Number of Shares	Value
Parker-Hannifin Corp.	(86)	$(10,004)
		(72,985)
Media – (3.4%)
CBS Corp., Class B	(180)	(9,990)
Comcast Corp., Class A	(178)	(10,705)
DISH Network Corp., Class A*	(142)	(9,615)
Liberty Global plc*	(204)	(10,328)
Time Warner, Inc.	(130)	(11,363)
Twenty-First Century Fox, Inc., Class A	(304)	(9,894)
Viacom, Inc., Class B	(152)	(9,825)
Walt Disney Co./The	(92)	(10,501)
		(82,221)
Multiline Retail – (0.5%)
Target Corp.	(138)	(11,265)
Multi-Utilities – (1.2%)
Dominion Resources, Inc.	(148)	(9,897)
PG&E Corp.	(198)	(9,722)
Sempra Energy	(98)	(9,696)
		(29,315)
Oil, Gas & Consumable Fuels – (5.0%)
Anadarko Petroleum Corp.	(126)	(9,835)
Chevron Corp.	(100)	(9,647)
ConocoPhillips	(162)	(9,948)
Devon Energy Corp.	(176)	(10,470)
EOG Resources, Inc.	(118)	(10,331)
Exxon Mobil Corp.	(120)	(9,984)
Kinder Morgan, Inc.	(258)	(9,905)
Marathon Petroleum Corp.	(200)	(10,462)
Occidental Petroleum Corp.	(136)	(10,577)
Phillips 66	(134)	(10,795)
Valero Energy Corp.	(168)	(10,517)
Williams Cos., Inc./The	(182)	(10,445)
		(122,916)
Personal Products – (0.5%)
Estee Lauder Cos., Inc./The, Class A	(128)	(11,093)
Pharmaceuticals – (3.0%)
AbbVie, Inc.	(158)	(10,616)
Allergan plc*	(36)	(10,925)
Bristol-Myers Squibb Co.	(158)	(10,513)
Eli Lilly & Co.	(134)	(11,188)
Johnson & Johnson	(104)	(10,136)
Merck & Co., Inc.	(182)	(10,361)
Pfizer, Inc.	(308)	(10,327)
		(74,066)
Real Estate Investment Trusts (REITs) – (3.7%)
American Tower Corp.	(108)	(10,075)
Crown Castle International Corp.	(124)	(9,957)
Equity Residential	(138)	(9,684)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
General Growth Properties, Inc.	(410)	$(10,521)
Health Care REIT, Inc.	(160)	(10,501)
Prologis, Inc.	(284)	(10,536)
Public Storage	(54)	(9,956)
Simon Property Group, Inc.	(56)	(9,689)
Ventas, Inc.	(158)	(9,810)
		(90,729)
Road & Rail – (1.3%)
CSX Corp.	(308)	(10,056)
Norfolk Southern Corp.	(114)	(9,959)
Union Pacific Corp.	(110)	(10,491)
		(30,506)
Semiconductors & Semiconductor Equipment – (2.1%)
Applied Materials, Inc.	(540)	(10,379)
Avago Technologies Ltd.	(80)	(10,634)
Intel Corp.	(320)	(9,733)
Micron Technology, Inc.*	(556)	(10,475)
Texas Instruments, Inc.	(204)	(10,508)
		(51,729)
Software – (2.2%)
Adobe Systems, Inc.*	(134)	(10,855)
Microsoft Corp.	(242)	(10,684)
Oracle Corp.	(242)	(9,753)
salesforce.com, Inc.*	(154)	(10,723)
VMware, Inc., Class A*	(124)	(10,632)
		(52,647)
Specialty Retail – (1.2%)
Home Depot, Inc./The	(92)	(10,224)
Lowe’s Cos., Inc.	(144)	(9,644)
TJX Cos., Inc./The	(154)	(10,190)
		(30,058)

	Number of Shares	Value
Technology Hardware, Storage & Peripherals – (1.3%)
Apple, Inc.	(82)	$(10,285)
EMC Corp.	(418)	(11,031)
Hewlett-Packard Co.	(342)	(10,263)
		(31,579)
Textiles, Apparel & Luxury Goods – (0.8%)
NIKE, Inc., Class B	(98)	(10,586)
VF Corp.	(138)	(9,624)
		(20,210)
Tobacco – (1.3%)
Altria Group, Inc.	(212)	(10,369)
Philip Morris International, Inc.	(126)	(10,102)
Reynolds American, Inc.	(140)	(10,452)
		(30,923)
Trading Companies & Distributors – (0.4%)
W.W. Grainger, Inc.	(44)	(10,413)
Total Common Stocks (Proceeds Received $1,883,793)		(2,070,718)
Total Securities Sold Short (Proceeds Received $1,883,793)		(2,070,718)
Other assets less liabilities — 95.1%		2,321,231
Net Assets — 100.0%		$2,442,071
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2015, the aggregate amount held in a segregated account was $2,094,207.
(b)	Yield to maturity.

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$164,252
Aggregate gross unrealized depreciation	(364,220)
Net unrealized depreciation	$(199,968)
Federal income tax cost of investments	$320,808

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2015

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged		Net Amount(2)
302,380 USD	10/05/2015	Morgan Stanley	0.64%	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has long exposure to small-cap companies(3))	$26,185	—		$26,185
(300,490) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has short exposure to large-cap companies(3))	(0.06)%	(30,245)	$10,000	(4)	(20,245)
					$(4,060)			$5,940
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	Stocks are ranked within the Target Index based on each company’s market capitalization. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.
(4)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements”. Under U.S. Generally Accepted Accounting Principles (“GAAP”), the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Securities Held Long – 95.1%
Common Stocks – 87.3%
Aerospace & Defense – 1.7%
B/E Aerospace, Inc.(a)	312	$17,129
Boeing Co./The(a)	124	17,201
Orbital ATK, Inc.(a)	228	16,726
United Technologies Corp.(a)	148	16,418
		67,474
Air Freight & Logistics – 1.7%
C.H. Robinson Worldwide, Inc.(a)	264	16,471
Expeditors International of Washington, Inc.(a)	380	17,520
FedEx Corp.(a)	100	17,040
United Parcel Service, Inc., Class B(a)	168	16,281
		67,312
Automobiles – 0.4%
Thor Industries, Inc.(a)	300	16,884
Banks – 0.4%
First Niagara Financial Group, Inc.	1,800	16,992
Beverages – 0.4%
Coca-Cola Co./The(a)	436	17,104
Biotechnology – 1.8%
Alnylam Pharmaceuticals, Inc.(a)*	144	17,261
BioMarin Pharmaceutical, Inc.(a)*	124	16,961
Intercept Pharmaceuticals, Inc.(a)*	72	17,379
Puma Biotechnology, Inc.(a)*	148	17,279
		68,880
Building Products – 0.9%
A.O. Smith Corp.(a)	240	17,275
USG Corp.(a)*	588	16,341
		33,616
Chemicals – 2.6%
Airgas, Inc.(a)	160	16,925
CF Industries Holdings, Inc.(a)	260	16,713
Monsanto Co.(a)	160	17,054
NewMarket Corp.(a)	36	15,980
Scotts Miracle-Gro Co./The, Class A	284	16,816
Sherwin-Williams Co./The(a)	60	16,501
		99,989
Commercial Services & Supplies – 3.5%
Cintas Corp.(a)	196	16,579
Clean Harbors, Inc.(a)*	316	16,982
Covanta Holding Corp.(a)	768	16,274
Pitney Bowes, Inc.(a)	812	16,898
Republic Services, Inc.(a)	416	16,295
Stericycle, Inc.(a)*	124	16,605

	Number of Shares	Value
Waste Connections, Inc.(a)	368	$17,340
Waste Management, Inc.(a)	368	17,057
		134,030
Communications Equipment – 1.7%
CommScope Holding Co., Inc.(a)*	548	16,719
F5 Networks, Inc.(a)*	140	16,849
JDS Uniphase Corp.(a)*	1,472	17,046
Motorola Solutions, Inc.(a)	288	16,514
		67,128
Consumer Finance – 0.4%
SLM Corp.(a)*	1,676	16,542
Containers & Packaging – 3.5%
AptarGroup, Inc.(a)	264	16,835
Ball Corp.(a)	232	16,275
Bemis Co., Inc.(a)	372	16,744
Berry Plastics Group, Inc.(a)*	524	16,978
Graphic Packaging Holding Co.(a)	1,220	16,995
MeadWestvaco Corp.(a)	352	16,611
Silgan Holdings, Inc.(a)	320	16,883
Sonoco Products Co.(a)	396	16,972
		134,293
Diversified Consumer Services – 0.4%
Graham Holdings Co., Class B(a)	16	17,201
Diversified Financial Services – 0.4%
CBOE Holdings, Inc.(a)	296	16,937
Diversified Telecommunication Services – 0.5%
AT&T, Inc.(a)	492	17,476
Electric Utilities – 3.0%
Duke Energy Corp.(a)	232	16,384
Edison International(a)	308	17,119
Entergy Corp.(a)	240	16,920
ITC Holdings Corp.(a)	528	16,991
OGE Energy Corp.(a)	596	17,028
Southern Co./The(a)	400	16,760
Xcel Energy, Inc.(a)	508	16,347
		117,549
Electronic Equipment, Instruments & Components – 0.4%
CDW Corp.(a)	496	17,003
Energy Equipment & Services – 2.2%
Diamond Offshore Drilling, Inc.(a)	660	17,035
Dril-Quip, Inc.(a)*	224	16,856
National Oilwell Varco, Inc.(a)	344	16,608
Oceaneering International, Inc.(a)	364	16,959
Schlumberger Ltd.(a)	196	16,893
		84,351

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Food & Staples Retailing – 1.3%
Casey’s General Stores, Inc.(a)	180	$17,233
Costco Wholesale Corp.(a)	124	16,748
Walgreens Boots Alliance, Inc.(a)	196	16,550
		50,531
Food Products – 3.1%
Bunge Ltd.(a)	184	16,155
Campbell Soup Co.(a)	352	16,773
ConAgra Foods, Inc.(a)	388	16,963
Kellogg Co.(a)	268	16,804
Kraft Foods Group, Inc.(a)	204	17,369
Post Holdings, Inc.*	316	17,042
TreeHouse Foods, Inc.(a)*	212	17,178
		118,284
Health Care Equipment & Supplies – 3.1%
Baxter International, Inc.(a)	244	17,063
Becton, Dickinson and Co.(a)	120	16,998
Hill-Rom Holdings, Inc.(a)	312	16,951
Hologic, Inc.(a)*	448	17,051
Intuitive Surgical, Inc.(a)*	36	17,442
Sirona Dental Systems, Inc.(a)*	172	17,272
Varian Medical Systems, Inc.(a)*	200	16,866
		119,643
Health Care Providers & Services – 0.9%
DaVita HealthCare Partners, Inc.(a)*	204	16,212
HCA Holdings, Inc.(a)*	188	17,055
		33,267
Hotels, Restaurants & Leisure – 4.9%
Brinker International, Inc.(a)	308	17,756
Chipotle Mexican Grill, Inc.(a)*	28	16,940
Cracker Barrel Old Country Store, Inc.(a)	112	16,706
Darden Restaurants, Inc.(a)	240	17,059
Domino’s Pizza, Inc.(a)	148	16,783
Dunkin’ Brands Group, Inc.(a)	308	16,940
Jack in the Box, Inc.(a)	196	17,280
McDonald’s Corp.(a)	184	17,493
Panera Bread Co., Class A(a)*	92	16,079
Vail Resorts, Inc.(a)	156	17,035
Wendy’s Co./The(a)	1,576	17,777
		187,848
Household Durables – 0.9%
Garmin Ltd.	388	17,045
Tupperware Brands Corp.(a)	264	17,038
		34,083
Household Products – 1.7%
Church & Dwight Co., Inc.(a)	204	16,550
Clorox Co./The(a)	160	16,643
Colgate-Palmolive Co.(a)	256	16,745

	Number of Shares	Value
Procter & Gamble Co./The(a)	216	$16,900
		66,838
Insurance – 1.4%
Allied World Assurance Co. Holdings AG(a)	400	17,288
Arch Capital Group Ltd.(a)*	264	17,677
Mercury General Corp.(a)	312	17,363
		52,328
Internet & Catalog Retail – 0.4%
HSN, Inc.(a)	244	17,126
Internet Software & Services – 2.2%
eBay, Inc.(a)*	276	16,626
Facebook, Inc., Class A(a)*	196	16,810
Pandora Media, Inc.(a)*	1,092	16,970
Twitter, Inc.(a)*	464	16,806
Yelp, Inc.(a)*	396	17,040
		84,252
IT Services – 3.5%
Alliance Data Systems Corp.(a)*	60	17,516
Amdocs Ltd.(a)	308	16,814
DST Systems, Inc.(a)	136	17,133
Gartner, Inc.(a)*	196	16,813
International Business Machines Corp.(a)	100	16,266
Jack Henry & Associates, Inc.(a)	252	16,304
Teradata Corp.(a)*	460	17,020
Vantiv, Inc., Class A(a)*	436	16,651
		134,517
Leisure Products – 0.4%
Polaris Industries, Inc.	116	17,181
Life Sciences Tools & Services – 1.8%
Bio-Rad Laboratories, Inc., Class A(a)*	112	16,868
Bio-Techne Corp.(a)	176	17,331
Charles River Laboratories International, Inc.(a)*	244	17,163
PAREXEL International Corp.(a)*	256	16,463
		67,825
Machinery – 1.3%
Deere & Co.(a)	176	17,081
Toro Co./The(a)	252	17,081
Valmont Industries, Inc.(a)	144	17,117
		51,279
Media – 0.9%
Cinemark Holdings, Inc.(a)	420	16,871
Regal Entertainment Group, Class A(a)	816	17,063
		33,934
Metals & Mining – 1.3%
Compass Minerals International, Inc.(a)	208	17,085

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Newmont Mining Corp.(a)	732	$17,100
Royal Gold, Inc.(a)	268	16,506
		50,691
Multiline Retail – 0.5%
Nordstrom, Inc.(a)	236	17,582
Multi-Utilities – 0.9%
Consolidated Edison, Inc.(a)	296	17,133
WEC Energy Group, Inc.	360	16,189
		33,322
Oil, Gas & Consumable Fuels – 3.0%
Cabot Oil & Gas Corp.(a)	540	17,032
Exxon Mobil Corp.(a)	196	16,307
Kinder Morgan, Inc.(a)	444	17,045
Occidental Petroleum Corp.(a)	212	16,487
Range Resources Corp.(a)	344	16,987
Southwestern Energy Co.(a)*	752	17,093
World Fuel Services Corp.(a)	340	16,303
		117,254
Pharmaceuticals – 0.4%
Bristol-Myers Squibb Co.(a)	256	17,034
Professional Services – 0.9%
Equifax, Inc.(a)	176	17,088
Verisk Analytics, Inc.(a)*	228	16,589
		33,677
Real Estate Investment Trusts (REITs) – 16.9%
Alexandria Real Estate Equities, Inc.(a)	184	16,093
American Campus Communities, Inc.(a)	436	16,433
American Capital Agency Corp.(a)	916	16,827
American Realty Capital Properties, Inc.(a)	2,092	17,008
Annaly Capital Management, Inc.(a)	1,840	16,909
AvalonBay Communities, Inc.(a)	108	17,266
BioMed Realty Trust, Inc.(a)	876	16,942
Camden Property Trust(a)	232	17,233
Chimera Investment Corp.(a)	1,232	16,891
Digital Realty Trust, Inc.(a)	268	17,870
EPR Properties(a)	296	16,215
Equity LifeStyle Properties, Inc.(a)	320	16,825
Equity Residential(a)	240	16,841
Federal Realty Investment Trust(a)	128	16,395
HCP, Inc.(a)	464	16,922
Health Care REIT, Inc.(a)	260	17,064
Healthcare Realty Trust, Inc.(a)	712	16,561
Healthcare Trust of America, Inc., Class A(a)	684	16,382
Home Properties, Inc.(a)	236	17,240
Macerich Co./The(a)	228	17,009
Medical Properties Trust, Inc.(a)	1,296	16,990
MFA Financial, Inc.(a)	2,248	16,613

	Number of Shares	Value
Mid-America Apartment Communities, Inc.(a)	228	$16,601
National Retail Properties, Inc.(a)	484	16,945
NorthStar Realty Finance Corp.(a)	1,072	17,045
Omega Healthcare Investors, Inc.(a)	472	16,204
Piedmont Office Realty Trust, Inc., Class A(a)	952	16,746
Post Properties, Inc.(a)	304	16,528
Rayonier, Inc.(a)	648	16,556
Realty Income Corp.(a)	364	16,158
Retail Properties of America, Inc., Class A(a)	1,216	16,939
Senior Housing Properties Trust(a)	964	16,918
Simon Property Group, Inc.(a)	96	16,610
Spirit Realty Capital, Inc.(a)	1,752	16,942
Starwood Property Trust, Inc.(a)	788	16,997
Tanger Factory Outlet Centers, Inc.(a)	536	16,991
Two Harbors Investment Corp.(a)	1,740	16,948
UDR, Inc.(a)	516	16,527
Ventas, Inc.(a)	272	16,888
		655,072
Road & Rail – 0.4%
J.B. Hunt Transport Services, Inc.(a)	196	16,090
Semiconductors & Semiconductor Equipment – 0.9%
Qorvo, Inc.(a)*	204	16,375
Synaptics, Inc.(a)*	196	17,000
		33,375
Software – 0.9%
Adobe Systems, Inc.*	208	16,850
VMware, Inc., Class A(a)*	192	16,462
		33,312
Specialty Retail – 3.6%
Advance Auto Parts, Inc.	108	17,203
American Eagle Outfitters, Inc.(a)	1,024	17,633
Cabela’s, Inc.(a)*	324	16,194
Foot Locker, Inc.(a)	268	17,959
Restoration Hardware Holdings, Inc.(a)*	172	16,792
Sally Beauty Holdings, Inc.(a)*	544	17,180
Staples, Inc.(a)	1,080	16,535
Ulta Salon Cosmetics & Fragrance, Inc.(a)*	116	17,916
		137,412
Technology Hardware, Storage & Peripherals – 0.4%
Apple, Inc.(a)	132	16,556
Textiles, Apparel & Luxury Goods – 1.8%
lululemon athletica, Inc.(a)*	260	16,978
Michael Kors Holdings Ltd.(a)*	404	17,004
Ralph Lauren Corp.(a)	128	16,942
Under Armour, Inc., Class A*	204	17,022
		67,946

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Tobacco – 0.4%
Philip Morris International, Inc.(a)	204	$16,355
Trading Companies & Distributors – 0.4%
MSC Industrial Direct Co., Inc., Class A(a)	240	16,745
Water Utilities – 0.4%
American Water Works Co., Inc.(a)	352	17,118
Wireless Telecommunication Services – 0.5%
SBA Communications Corp., Class A(a)*	152	17,475
Total Common Stocks (Cost $3,512,296)		3,376,713
	Principal Amount
U.S. Government & Agency Security – 7.8%
U.S. Treasury Bill 0.04%, due 12/10/15(a)(b)	$300,000	299,949
Total U.S. Government & Agency Security (Cost $299,440)		299,949
Total Securities Held Long (Cost $3,811,736)		3,676,662
	Number of Shares
Securities Sold Short – (88.2%)
Common Stocks – (87.8%)
Aerospace & Defense – (0.4%)
Esterline Technologies Corp.*	(180)	(17,161)
Airlines – (1.3%)
American Airlines Group, Inc.	(428)	(17,092)
Delta Air Lines, Inc.	(396)	(16,268)
Spirit Airlines, Inc.*	(272)	(16,891)
		(50,251)
Auto Components – (3.9%)
BorgWarner, Inc.	(296)	(16,825)
Dana Holding Corp.	(792)	(16,299)
Delphi Automotive plc	(204)	(17,358)
Gentex Corp.	(1,040)	(17,077)
Goodyear Tire & Rubber Co./The	(540)	(16,281)
Johnson Controls, Inc.	(328)	(16,246)
Lear Corp.	(148)	(16,615)
Tenneco, Inc.*	(292)	(16,772)
Visteon Corp.*	(164)	(17,217)
		(150,690)
Automobiles – (1.3%)
General Motors Co.	(516)	(17,198)
Harley-Davidson, Inc.	(304)	(17,130)
Tesla Motors, Inc.*	(64)	(17,169)
		(51,497)

	Number of Shares	Value
Banks – (4.4%)
Citigroup, Inc.	(320)	$(17,677)
Comerica, Inc.	(332)	(17,038)
East West Bancorp, Inc.	(380)	(17,032)
Popular, Inc.*	(604)	(17,431)
PrivateBancorp, Inc.	(428)	(17,043)
Prosperity Bancshares, Inc.	(296)	(17,091)
Regions Financial Corp.	(1,652)	(17,115)
Signature Bank*	(116)	(16,981)
SVB Financial Group*	(120)	(17,278)
Zions Bancorp	(536)	(17,010)
		(171,696)
Biotechnology – (3.1%)
Alexion Pharmaceuticals, Inc.*	(96)	(17,354)
Alkermes plc*	(268)	(17,243)
Amgen, Inc.	(112)	(17,194)
Celgene Corp.*	(148)	(17,129)
Incyte Corp.*	(156)	(16,257)
Seattle Genetics, Inc.*	(356)	(17,230)
Vertex Pharmaceuticals, Inc.*	(140)	(17,287)
		(119,694)
Capital Markets – (7.1%)
Affiliated Managers Group, Inc.*	(76)	(16,614)
Ameriprise Financial, Inc.	(136)	(16,990)
BlackRock, Inc.	(48)	(16,607)
Charles Schwab Corp./The	(540)	(17,631)
E*TRADE Financial Corp.*	(588)	(17,611)
Eaton Vance Corp.	(428)	(16,748)
Federated Investors, Inc., Class B	(496)	(16,611)
Franklin Resources, Inc.	(348)	(17,062)
Goldman Sachs Group, Inc./The	(80)	(16,703)
Invesco Ltd.	(456)	(17,095)
Legg Mason, Inc.	(324)	(16,696)
Morgan Stanley	(460)	(17,843)
State Street Corp.	(224)	(17,248)
Stifel Financial Corp.*	(296)	(17,091)
T. Rowe Price Group, Inc.	(220)	(17,101)
Waddell & Reed Financial, Inc., Class A	(360)	(17,032)
		(272,683)
Chemicals – (1.7%)
Albemarle Corp.	(312)	(17,244)
Huntsman Corp.	(748)	(16,509)
LyondellBasell Industries N.V., Class A	(164)	(16,977)
Westlake Chemical Corp.	(244)	(16,736)
		(67,466)
Commercial Services & Supplies – (0.4%)
ADT Corp./The	(512)	(17,188)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Communications Equipment – (0.9%)
ARRIS Group, Inc.*	(560)	$(17,136)
Brocade Communications Systems, Inc.	(1,384)	(16,442)
		(33,578)
Construction & Engineering – (1.8%)
AECOM*	(536)	(17,731)
Fluor Corp.	(320)	(16,963)
Jacobs Engineering Group, Inc.*	(420)	(17,061)
Quanta Services, Inc.*	(588)	(16,946)
		(68,701)
Construction Materials – (0.4%)
Martin Marietta Materials, Inc.	(120)	(16,981)
Consumer Finance – (0.9%)
Ally Financial, Inc.*	(764)	(17,137)
Santander Consumer USA Holdings, Inc.*	(692)	(17,694)
		(34,831)
Containers & Packaging – (0.4%)
Owens-Illinois, Inc.*	(716)	(16,425)
Diversified Consumer Services – (0.4%)
H&R Block, Inc.	(556)	(16,485)
Diversified Financial Services – (0.9%)
Moody’s Corp.	(160)	(17,273)
Voya Financial, Inc.	(380)	(17,659)
		(34,932)
Diversified Telecommunication Services – (0.9%)
Frontier Communications Corp.	(3,320)	(16,434)
Level 3 Communications, Inc.*	(324)	(17,065)
		(33,499)
Electric Utilities – (0.9%)
NextEra Energy, Inc.	(176)	(17,253)
PPL Corp.	(580)	(17,093)
		(34,346)
Electrical Equipment – (0.9%)
Eaton Corp. plc	(248)	(16,737)
Rockwell Automation, Inc.	(140)	(17,450)
		(34,187)
Electronic Equipment, Instruments & Components – (1.7%)
Arrow Electronics, Inc.*	(292)	(16,293)
Avnet, Inc.	(400)	(16,444)
Corning, Inc.	(868)	(17,126)
Jabil Circuit, Inc.	(804)	(17,117)
		(66,980)
Energy Equipment & Services – (2.2%)
Helmerich & Payne, Inc.	(244)	(17,183)
Nabors Industries Ltd.	(1,152)	(16,623)
Noble Corp. plc	(1,116)	(17,175)

	Number of Shares	Value
Superior Energy Services, Inc.	(816)	$(17,169)
Weatherford International plc*	(1,400)	(17,178)
		(85,328)
Food & Staples Retailing – (0.4%)
Rite Aid Corp.*	(1,956)	(16,333)
Food Products – (0.9%)
Archer-Daniels-Midland Co.	(356)	(17,166)
Hain Celestial Group, Inc./The*	(260)	(17,124)
		(34,290)
Gas Utilities – (0.9%)
National Fuel Gas Co.	(288)	(16,960)
UGI Corp.	(492)	(16,950)
		(33,910)
Health Care Equipment & Supplies – (1.3%)
Align Technology, Inc.*	(272)	(17,057)
DexCom, Inc.*	(216)	(17,276)
Edwards Lifesciences Corp.*	(120)	(17,091)
		(51,424)
Health Care Providers & Services – (1.8%)
Acadia Healthcare Co., Inc.*	(220)	(17,233)
Brookdale Senior Living, Inc.*	(472)	(16,378)
VCA, Inc.*	(324)	(17,627)
WellCare Health Plans, Inc.*	(200)	(16,966)
		(68,204)
Hotels, Restaurants & Leisure – (3.1%)
Buffalo Wild Wings, Inc.*	(108)	(16,922)
Carnival Corp.	(348)	(17,188)
Hyatt Hotels Corp., Class A*	(300)	(17,007)
Marriott International, Inc., Class A	(220)	(16,366)
MGM Resorts International*	(936)	(17,082)
Norwegian Cruise Line Holdings Ltd.*	(316)	(17,709)
Royal Caribbean Cruises Ltd.	(224)	(17,626)
		(119,900)
Household Durables – (0.5%)
Whirlpool Corp.	(100)	(17,305)
Independent Power and Renewable Electricity Producers – (1.8%)
AES Corp./The	(1,296)	(17,185)
Calpine Corp.*	(960)	(17,271)
Dynegy, Inc.*	(588)	(17,199)
NRG Energy, Inc.	(748)	(17,114)
		(68,769)
Insurance – (4.5%)
CNO Financial Group, Inc.	(952)	(17,469)
Genworth Financial, Inc., Class A*	(2,168)	(16,412)
Hartford Financial Services Group, Inc./The	(428)	(17,792)
Lincoln National Corp.	(288)	(17,055)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
MetLife, Inc.	(304)	$(17,021)
Primerica, Inc.	(384)	(17,545)
Principal Financial Group, Inc.	(348)	(17,849)
Prudential Financial, Inc.	(204)	(17,854)
StanCorp Financial Group, Inc.	(224)	(16,937)
Unum Group	(488)	(17,446)
		(173,380)
Internet & Catalog Retail – (1.8%)
Liberty Interactive Corp. QVC Group, Class A*	(612)	(16,983)
Liberty Ventures*	(424)	(16,651)
Priceline Group, Inc./The*	(16)	(18,422)
TripAdvisor, Inc.*	(196)	(17,079)
		(69,135)
Internet Software & Services – (0.9%)
Akamai Technologies, Inc.*	(244)	(17,036)
CoStar Group, Inc.*	(88)	(17,711)
		(34,747)
IT Services – (1.8%)
FleetCor Technologies, Inc.*	(108)	(16,855)
MasterCard, Inc., Class A	(192)	(17,948)
VeriFone Systems, Inc.*	(504)	(17,116)
WEX, Inc.*	(152)	(17,323)
		(69,242)
Life Sciences Tools & Services – (0.5%)
Illumina, Inc.*	(80)	(17,469)
Machinery – (4.8%)
Flowserve Corp.	(312)	(16,430)
ITT Corp.	(400)	(16,736)
Joy Global, Inc.	(472)	(17,086)
Manitowoc Co., Inc./The	(900)	(17,640)
Oshkosh Corp.	(404)	(17,121)
Parker-Hannifin Corp.	(148)	(17,217)
Pentair plc	(248)	(17,050)
SPX Corp.	(228)	(16,505)
Terex Corp.	(736)	(17,112)
Trinity Industries, Inc.	(648)	(17,127)
WABCO Holdings, Inc.*	(136)	(16,826)
		(186,850)
Media – (1.8%)
AMC Networks, Inc., Class A*	(216)	(17,680)
Live Nation Entertainment, Inc.*	(600)	(16,494)
Sinclair Broadcast Group, Inc., Class A	(616)	(17,192)
TEGNA, Inc.	(540)	(17,318)
		(68,684)
Metals & Mining – (0.9%)
Allegheny Technologies, Inc.	(564)	(17,033)
Freeport-McMoRan, Inc.	(868)	(16,162)
		(33,195)

	Number of Shares	Value
Multi-Utilities – (0.4%)
NiSource, Inc.	(360)	$(16,412)
Oil, Gas & Consumable Fuels – (2.7%)
Denbury Resources, Inc.	(2,680)	(17,045)
Diamondback Energy, Inc.*	(224)	(16,885)
Newfield Exploration Co.*	(476)	(17,193)
SM Energy Co.	(372)	(17,157)
Teekay Corp.	(404)	(17,299)
Whiting Petroleum Corp.*	(516)	(17,338)
		(102,917)
Paper & Forest Products – (0.9%)
Domtar Corp.	(412)	(17,057)
KapStone Paper and Packaging Corp.	(736)	(17,016)
		(34,073)
Personal Products – (0.4%)
Nu Skin Enterprises, Inc., Class A	(364)	(17,155)
Pharmaceuticals – (1.8%)
AbbVie, Inc.	(264)	(17,738)
Akorn, Inc.*	(396)	(17,289)
Jazz Pharmaceuticals plc*	(96)	(16,903)
Perrigo Co. plc	(88)	(16,265)
		(68,195)
Professional Services – (1.4%)
CEB, Inc.	(204)	(17,760)
Dun & Bradstreet Corp./The	(140)	(17,080)
ManpowerGroup, Inc.	(192)	(17,161)
		(52,001)
Real Estate Management & Development – (0.9%)
CBRE Group, Inc., Class A*	(460)	(17,020)
Realogy Holdings Corp.*	(364)	(17,006)
		(34,026)
Road & Rail – (2.2%)
Avis Budget Group, Inc.*	(384)	(16,927)
Genesee & Wyoming, Inc., Class A*	(224)	(17,064)
Hertz Global Holdings, Inc.*	(940)	(17,033)
Ryder System, Inc.	(196)	(17,125)
Swift Transportation Co.*	(736)	(16,685)
		(84,834)
Semiconductors & Semiconductor Equipment – (3.5%)
First Solar, Inc.*	(364)	(17,101)
Integrated Device Technology, Inc.*	(788)	(17,100)
Lam Research Corp.	(208)	(16,921)
Micron Technology, Inc.*	(904)	(17,031)
Microsemi Corp.*	(468)	(16,357)
NVIDIA Corp.	(848)	(17,053)
ON Semiconductor Corp.*	(1,452)	(16,974)
SunEdison, Inc.*	(572)	(17,108)
		(135,645)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Software – (4.4%)
Activision Blizzard, Inc.	(704)	$(17,044)
Autodesk, Inc.*	(340)	(17,025)
Electronic Arts, Inc.*	(256)	(17,024)
Qlik Technologies, Inc.*	(472)	(16,501)
salesforce.com, Inc.*	(236)	(16,433)
ServiceNow, Inc.*	(228)	(16,943)
SolarWinds, Inc.*	(372)	(17,160)
Splunk, Inc.*	(260)	(18,101)
Tableau Software, Inc., Class A*	(152)	(17,526)
Workday, Inc., Class A*	(216)	(16,500)
		(170,257)
Specialty Retail – (2.2%)
Best Buy Co., Inc.	(524)	(17,087)
CarMax, Inc.*	(256)	(16,950)
Men’s Wearhouse, Inc./The	(268)	(17,171)
Penske Automotive Group, Inc.	(328)	(17,092)
Tractor Supply Co.	(196)	(17,628)
		(85,928)
Technology Hardware, Storage & Peripherals – (0.9%)
SanDisk Corp.	(296)	(17,233)
Seagate Technology plc	(356)	(16,910)
		(34,143)
Textiles, Apparel & Luxury Goods – (0.4%)
Kate Spade & Co.*	(776)	(16,715)
Thrifts & Mortgage Finance – (0.4%)
MGIC Investment Corp.*	(1,504)	(17,116)

	Number of Shares	Value
Trading Companies & Distributors – (1.7%)
Air Lease Corp.	(504)	$(17,086)
HD Supply Holdings, Inc.*	(488)	(17,168)
United Rentals, Inc.*	(192)	(16,823)
WESCO International, Inc.*	(236)	(16,199)
		(67,276)
Total Common Stocks (Proceeds Received $3,542,877)		(3,394,129)
Master Limited Partnership – (0.4%)
Capital Markets – (0.4%)
Lazard Ltd., Class A	(304)	(17,097)
Total Master Limited Partnership (Proceeds Received $17,091)		(17,097)
Total Securities Sold Short (Proceeds Received $3,559,968)		(3,411,226)
Other assets less liabilities — 93.1%		3,602,550
Net Assets — 100.0%		$3,867,986
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2015, the aggregate amount held in a segregated account was $3,461,407.
(b)	Yield to maturity.

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$166,919
Aggregate gross unrealized depreciation	(499,002)
Net unrealized depreciation	$(332,083)
Federal income tax cost of investments	$597,519

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2015

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)(1)	Cash Collateral (Received) Pledged		Net Amount(2)
410,202 USD	10/05/2015	Morgan Stanley	0.64%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has long exposure to low beta companies(3))	$54,887	—		$54,887
(439,234) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has short exposure to high beta companies(3))	(0.06)%	(3,421)	$20,000	(4)	16,579
					$51,466			$71,466
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.
(4)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements”. Under U.S. GAAP, the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Securities Held Long – 98.2%
Common Stocks – 83.5%
Automobiles – 1.0%
Ford Motor Co.	2,361	$35,439
Banks – 3.0%
First Niagara Financial Group, Inc.(a)	3,759	35,485
PacWest Bancorp	756	35,350
People’s United Financial, Inc.(a)	2,175	35,257
		106,092
Capital Markets – 1.0%
Ares Capital Corp.(a)	2,151	35,405
Commercial Services & Supplies – 1.0%
R.R. Donnelley & Sons Co.(a)	1,947	33,936
Diversified Telecommunication Services – 3.0%
AT&T, Inc.(a)	1,068	37,935
Frontier Communications Corp.(a)	7,158	35,432
Verizon Communications, Inc.(a)	759	35,377
		108,744
Electric Utilities – 9.5%
American Electric Power Co., Inc.(a)	657	34,801
Duke Energy Corp.(a)	486	34,321
Entergy Corp.(a)	480	33,840
Great Plains Energy, Inc.(a)	1,392	33,631
Hawaiian Electric Industries, Inc.	1,176	34,963
Pinnacle West Capital Corp.(a)	582	33,110
PPL Corp.(a)	1,104	32,535
Southern Co./The(a)	840	35,196
Westar Energy, Inc.	960	32,851
Xcel Energy, Inc.	1,095	35,237
		340,485
Energy Equipment & Services – 1.9%
Helmerich & Payne, Inc.	471	33,168
National Oilwell Varco, Inc.	735	35,486
		68,654
Food & Staples Retailing – 1.0%
Sysco Corp.	984	35,522
Gas Utilities – 2.0%
AGL Resources, Inc.(a)	768	35,758
Questar Corp.	1,689	35,317
		71,075
Hotels, Restaurants & Leisure – 4.9%
Darden Restaurants, Inc.(a)	498	35,398
Las Vegas Sands Corp.(a)	699	36,746
McDonald’s Corp.(a)	378	35,937
Six Flags Entertainment Corp.(a)	762	34,176
Wynn Resorts Ltd.	336	33,153
		175,410

	Number of Shares	Value
Household Durables – 1.0%
Tupperware Brands Corp.(a)	552	$35,626
Household Products – 2.0%
Kimberly-Clark Corp.	336	35,606
Procter & Gamble Co./The	453	35,443
		71,049
Industrial Conglomerates – 1.0%
General Electric Co.(a)	1,362	36,188
Insurance – 2.1%
Cincinnati Financial Corp.(a)	732	36,732
Old Republic International Corp.(a)	2,406	37,606
		74,338
Leisure Products – 0.9%
Mattel, Inc.(a)	1,308	33,603
Machinery – 1.0%
Caterpillar, Inc.(a)	426	36,133
Multi-Utilities – 12.2%
Alliant Energy Corp.	615	35,498
Ameren Corp.(a)	876	33,008
CenterPoint Energy, Inc.(a)	1,821	34,654
Consolidated Edison, Inc.(a)	609	35,249
Dominion Resources, Inc.(a)	522	34,906
DTE Energy Co.(a)	459	34,260
MDU Resources Group, Inc.(a)	1,737	33,923
PG&E Corp.(a)	705	34,615
Public Service Enterprise Group, Inc.(a)	906	35,588
SCANA Corp.(a)	672	34,037
TECO Energy, Inc.	1,917	33,854
Vectren Corp.(a)	843	32,439
WEC Energy Group, Inc.(a)	579	26,022
		438,053
Oil, Gas & Consumable Fuels – 9.7%
Chevron Corp.(a)	369	35,598
ConocoPhillips(a)	543	33,346
Exxon Mobil Corp.	435	36,192
Kinder Morgan, Inc.(a)	885	33,975
Murphy Oil Corp.	852	35,418
Occidental Petroleum Corp.	456	35,463
ONEOK, Inc.(a)	882	34,821
Spectra Energy Corp.(a)	987	32,176
Targa Resources Corp.	396	35,331
Williams Cos., Inc./The(a)	615	35,295
		347,615
Real Estate Investment Trusts (REITs) – 14.4%
BioMed Realty Trust, Inc.(a)	1,794	34,696
Corrections Corp. of America(a)	1,002	33,146
Digital Realty Trust, Inc.(a)	531	35,407

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
HCP, Inc.(a)	921	$33,589
Health Care REIT, Inc.	540	35,440
Hospitality Properties Trust(a)	1,230	35,449
Iron Mountain, Inc.(a)	1,065	33,015
Liberty Property Trust(a)	1,035	33,348
New Residential Investment Corp.	2,328	35,479
Omega Healthcare Investors, Inc.	1,023	35,119
Realty Income Corp.	789	35,024
Senior Housing Properties Trust(a)	2,013	35,328
Starwood Property Trust, Inc.(a)	1,524	32,873
Ventas, Inc.(a)	537	33,342
WP Carey, Inc.	582	34,303
		515,558
Semiconductors & Semiconductor Equipment – 2.0%
KLA-Tencor Corp.	630	35,412
Maxim Integrated Products, Inc.	1,026	35,474
		70,886
Software – 1.0%
CA, Inc.	1,209	35,412
Specialty Retail – 1.0%
GameStop Corp., Class A	840	36,086
Technology Hardware, Storage & Peripherals – 1.0%
Seagate Technology plc(a)	741	35,197
Textiles, Apparel & Luxury Goods – 0.9%
Coach, Inc.(a)	969	33,537
Thrifts & Mortgage Finance – 1.0%
New York Community Bancorp, Inc.	1,929	35,455
Tobacco – 3.0%
Altria Group, Inc.(a)	735	35,949
Philip Morris International, Inc.(a)	444	35,595
Reynolds American, Inc.(a)	474	35,424
		106,968
Transportation Infrastructure – 1.0%
Macquarie Infrastructure Corp.(a)	453	37,431
Total Common Stocks (Cost $3,149,633)		2,989,897
Master Limited Partnerships – 14.7%
Capital Markets – 3.0%
Blackstone Group LP/The(a)	903	36,906
Carlyle Group LP/The	1,221	34,371
KKR & Co. LP	1,617	36,948
		108,225
Gas Utilities – 1.0%
AmeriGas Partners LP	783	35,791
Industrial Conglomerates – 1.0%
Icahn Enterprises LP	405	35,122

	Number of Shares	Value
Oil, Gas & Consumable Fuels – 9.7%
Buckeye Partners LP	453	$33,490
DCP Midstream Partners LP	1,155	35,447
Enbridge Energy Partners LP	1,026	34,197
Energy Transfer Partners LP(a)	642	33,512
EnLink Midstream Partners LP	1,614	35,460
NGL Energy Partners LP	1,167	35,395
NuStar Energy LP	552	32,761
ONEOK Partners LP	1,038	35,292
Plains All American Pipeline LP	816	35,553
Targa Resources Partners LP	933	36,014
		347,121
Total Master Limited Partnerships (Cost $530,489)		526,259
Total Securities Held Long (Cost $3,680,122)		3,516,156
Securities Sold Short – (49.6%)
Common Stocks – (49.1%)
Aerospace & Defense – (0.5%)
Spirit AeroSystems Holdings, Inc., Class A*	(177)	(9,755)
TransDigm Group, Inc.*	(42)	(9,436)
		(19,191)
Airlines – (0.2%)
United Continental Holdings, Inc.*	(153)	(8,111)
Banks – (2.3%)
Bank of America Corp.	(522)	(8,885)
Bank of the Ozarks, Inc.	(195)	(8,921)
Citigroup, Inc.	(180)	(9,943)
Citizens Financial Group, Inc.	(324)	(8,849)
First Republic Bank	(141)	(8,887)
Signature Bank*	(60)	(8,783)
SVB Financial Group*	(69)	(9,935)
Synovus Financial Corp.	(288)	(8,876)
Zions Bancorp	(279)	(8,854)
		(81,933)
Beverages – (0.3%)
Constellation Brands, Inc., Class A	(81)	(9,398)
Capital Markets – (2.8%)
Affiliated Managers Group, Inc.*	(42)	(9,181)
American Capital Ltd.*	(612)	(8,293)
Charles Schwab Corp./The	(303)	(9,893)
E*TRADE Financial Corp.*	(324)	(9,704)
Franklin Resources, Inc.	(174)	(8,531)
Goldman Sachs Group, Inc./The	(42)	(8,769)
Interactive Brokers Group, Inc., Class A	(213)	(8,852)
Morgan Stanley	(228)	(8,844)
Raymond James Financial, Inc.	(162)	(9,652)

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
SEI Investments Co.	(180)	$(8,825)
Stifel Financial Corp.*	(171)	(9,874)
		(100,418)
Commercial Services & Supplies – (0.2%)
Stericycle, Inc.*	(66)	(8,838)
Consumer Finance – (1.0%)
Ally Financial, Inc.*	(441)	(9,892)
Credit Acceptance Corp.*	(39)	(9,601)
SLM Corp.*	(909)	(8,972)
Synchrony Financial*	(270)	(8,891)
		(37,356)
Distributors – (0.3%)
LKQ Corp.*	(294)	(8,892)
Diversified Financial Services – (1.8%)
Berkshire Hathaway, Inc., Class B*	(63)	(8,575)
Intercontinental Exchange, Inc.	(42)	(9,392)
Leucadia National Corp.	(390)	(9,469)
McGraw Hill Financial, Inc.	(90)	(9,041)
Moody’s Corp.	(90)	(9,716)
MSCI, Inc.	(150)	(9,232)
Voya Financial, Inc.	(213)	(9,898)
		(65,323)
Diversified Telecommunication Services – (0.7%)
CenturyLink, Inc.	(453)	(13,309)
Level 3 Communications, Inc.*	(252)	(13,273)
		(26,582)
Electric Utilities – (5.5%)
Cleco Corp.	(459)	(24,717)
Edison International	(444)	(24,677)
Eversource Energy	(543)	(24,658)
Exelon Corp.	(786)	(24,696)
FirstEnergy Corp.	(756)	(24,608)
ITC Holdings Corp.	(768)	(24,714)
NextEra Energy, Inc.	(252)	(24,704)
OGE Energy Corp.	(867)	(24,770)
		(197,544)
Energy Equipment & Services – (1.9%)
Baker Hughes, Inc.	(159)	(9,810)
Cameron International Corp.*	(165)	(8,641)
FMC Technologies, Inc.*	(237)	(9,833)
Halliburton Co.	(228)	(9,820)
Oceaneering International, Inc.	(210)	(9,784)
Schlumberger Ltd.	(114)	(9,826)
Superior Energy Services, Inc.	(465)	(9,784)
		(67,498)
Food & Staples Retailing – (1.7%)
Casey’s General Stores, Inc.	(93)	(8,904)
Costco Wholesale Corp.	(66)	(8,914)

	Number of Shares	Value
CVS Health Corp.	(84)	$(8,810)
Kroger Co./The	(123)	(8,919)
Rite Aid Corp.*	(1,056)	(8,817)
Sprouts Farmers Market, Inc.*	(288)	(7,770)
Whole Foods Market, Inc.	(225)	(8,874)
		(61,008)
Food Products – (0.5%)
Hain Celestial Group, Inc./The*	(135)	(8,891)
Tyson Foods, Inc., Class A	(207)	(8,824)
		(17,715)
Gas Utilities – (2.1%)
Atmos Energy Corp.	(480)	(24,614)
National Fuel Gas Co.	(417)	(24,557)
UGI Corp.	(711)	(24,494)
		(73,665)
Hotels, Restaurants & Leisure – (0.5%)
Chipotle Mexican Grill, Inc.*	(15)	(9,075)
MGM Resorts International*	(435)	(7,939)
		(17,014)
Household Durables – (0.5%)
Jarden Corp.*	(177)	(9,160)
Mohawk Industries, Inc.*	(45)	(8,590)
		(17,750)
Independent Power and Renewable Electricity Producers – (2.1%)
AES Corp./The	(1,863)	(24,703)
Calpine Corp.*	(1,383)	(24,880)
NRG Energy, Inc.	(1,077)	(24,642)
		(74,225)
Insurance – (2.3%)
Alleghany Corp.*	(18)	(8,438)
American International Group, Inc.	(144)	(8,902)
Genworth Financial, Inc., Class A*	(1,056)	(7,994)
Lincoln National Corp.	(162)	(9,594)
Loews Corp.	(228)	(8,780)
Markel Corp.*	(12)	(9,608)
Torchmark Corp.	(168)	(9,781)
W.R. Berkley Corp.	(189)	(9,815)
White Mountains Insurance Group Ltd.	(12)	(7,859)
		(80,771)
Internet & Catalog Retail – (1.0%)
Amazon.com, Inc.*	(21)	(9,116)
Netflix, Inc.*	(12)	(7,883)
Priceline Group, Inc./The*	(9)	(10,362)
TripAdvisor, Inc.*	(111)	(9,673)
		(37,034)
Internet Software & Services – (1.0%)
eBay, Inc.*	(147)	(8,855)

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Facebook, Inc., Class A*	(111)	$(9,520)
Google, Inc., Class A*	(15)	(8,101)
Yahoo!, Inc.*	(225)	(8,840)
		(35,316)
IT Services – (0.2%)
Cognizant Technology Solutions Corp., Class A*	(144)	(8,797)
Machinery – (0.3%)
WABCO Holdings, Inc.*	(75)	(9,279)
Media – (1.0%)
Discovery Communications, Inc., Class A*	(291)	(9,679)
DISH Network Corp., Class A*	(132)	(8,938)
Liberty Media Corp., Class A*	(243)	(8,758)
Sirius XM Holdings, Inc.*	(2,391)	(8,918)
		(36,293)
Multiline Retail – (0.3%)
Dollar Tree, Inc.*	(117)	(9,242)
Multi-Utilities – (1.4%)
CMS Energy Corp.	(777)	(24,740)
Sempra Energy	(249)	(24,636)
		(49,376)
Oil, Gas & Consumable Fuels – (8.1%)
Anadarko Petroleum Corp.	(126)	(9,835)
Apache Corp.	(171)	(9,855)
Cabot Oil & Gas Corp.	(309)	(9,746)
Cheniere Energy, Inc.*	(141)	(9,766)
Cimarex Energy Co.	(87)	(9,597)
Cobalt International Energy, Inc.*	(996)	(9,671)
Concho Resources, Inc.*	(87)	(9,906)
CONSOL Energy, Inc.	(447)	(9,718)
Devon Energy Corp.	(165)	(9,816)
Diamondback Energy, Inc.*	(129)	(9,724)
Energen Corp.	(129)	(8,811)
EOG Resources, Inc.	(111)	(9,718)
EQT Corp.	(120)	(9,761)
Gulfport Energy Corp.*	(243)	(9,781)
Hess Corp.	(147)	(9,831)
HollyFrontier Corp.	(228)	(9,733)
Marathon Oil Corp.	(366)	(9,714)
Marathon Petroleum Corp.	(180)	(9,416)
Newfield Exploration Co.*	(270)	(9,752)
Noble Energy, Inc.	(228)	(9,731)
Phillips 66	(117)	(9,425)
Pioneer Natural Resources Co.	(69)	(9,570)
QEP Resources, Inc.	(489)	(9,051)
Range Resources Corp.	(198)	(9,777)
SemGroup Corp., Class A	(123)	(9,776)

	Number of Shares	Value
Southwestern Energy Co.*	(432)	$(9,819)
Tesoro Corp.	(105)	(8,863)
Valero Energy Corp.	(162)	(10,141)
Whiting Petroleum Corp.*	(288)	(9,677)
World Fuel Services Corp.	(204)	(9,782)
		(289,763)
Personal Products – (0.5%)
Coty, Inc., Class A*	(279)	(8,920)
Estee Lauder Cos., Inc./The, Class A	(102)	(8,839)
		(17,759)
Professional Services – (0.5%)
IHS, Inc., Class A*	(75)	(9,647)
Verisk Analytics, Inc.*	(129)	(9,386)
		(19,033)
Real Estate Investment Trusts (REITs) – (1.0%)
American Homes 4 Rent, Class A	(552)	(8,854)
American Tower Corp.	(96)	(8,956)
Equity Commonwealth*	(354)	(9,087)
Strategic Hotels & Resorts, Inc.*	(795)	(9,635)
		(36,532)
Real Estate Management & Development – (1.0%)
CBRE Group, Inc., Class A*	(240)	(8,880)
Forest City Enterprises, Inc., Class A*	(375)	(8,287)
Jones Lang LaSalle, Inc.	(57)	(9,747)
Realogy Holdings Corp.*	(204)	(9,531)
		(36,445)
Road & Rail – (0.2%)
Hertz Global Holdings, Inc.*	(441)	(7,991)
Software – (0.7%)
Adobe Systems, Inc.*	(108)	(8,749)
salesforce.com, Inc.*	(126)	(8,773)
VMware, Inc., Class A*	(102)	(8,746)
		(26,268)
Specialty Retail – (1.2%)
AutoZone, Inc.*	(12)	(8,003)
Bed Bath & Beyond, Inc.*	(132)	(9,105)
CarMax, Inc.*	(132)	(8,740)
O’Reilly Automotive, Inc.*	(42)	(9,491)
Ulta Salon Cosmetics & Fragrance, Inc.*	(60)	(9,267)
		(44,606)
Textiles, Apparel & Luxury Goods – (0.3%)
Under Armour, Inc., Class A*	(114)	(9,512)
Thrifts & Mortgage Finance – (0.5%)
Hudson City Bancorp, Inc.	(894)	(8,833)
MGIC Investment Corp.*	(780)	(8,876)
		(17,709)

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
June 30, 2015

	Number of Shares	Value
Trading Companies & Distributors – (0.5%)
HD Supply Holdings, Inc.*	(252)	$(8,865)
United Rentals, Inc.*	(99)	(8,675)
		(17,540)
Water Utilities – (1.4%)
American Water Works Co., Inc.	(507)	(24,655)
Aqua America, Inc.	(1,005)	(24,613)
		(49,268)
Wireless Telecommunication Services – (0.8%)
SBA Communications Corp., Class A*	(117)	(13,452)
Telephone & Data Systems, Inc.	(453)	(13,318)
		(26,770)
Total Common Stocks (Proceeds Received $1,742,174)		(1,757,765)

	Number of Shares	Value
Master Limited Partnerships – (0.5%)
Oil, Gas & Consumable Fuels – (0.5%)
Energy Transfer Equity LP	(138)	$(8,855)
Magellan Midstream Partners LP	(132)	(9,686)
		(18,541)
Total Master Limited Partnerships (Proceeds Received $17,074)		(18,541)
Total Securities Sold Short (Proceeds Received $1,759,248)		(1,776,306)
Other assets less liabilities — 51.4%		$1,841,400
Net Assets — 100.0%		$3,581,250
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2015, the aggregate amount held in a segregated account was $2,070,453.

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,772
Aggregate gross unrealized depreciation	(329,745)
Net unrealized depreciation	$(189,973)
Federal income tax cost of investments	$1,929,823

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
June 30, 2015

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund	QuantShares Hedged Dividend Income Fund
ASSETS
Investments in securities, at value(1)	$1,138,258	$2,422,931	$2,191,558	$3,676,662	$3,516,156
Cash	116,382	112,268	263,673	111,645	2,672
Segregated cash balance with custodian for swap agreements (Note 2)	—	—	10,000	20,000	—
Segregated cash balance with broker for securities sold short (Note 2)	1,057,479	2,299,045	2,100,209	3,450,020	1,862,698
Unrealized appreciation on swap agreements	33,074	41,431	26,185	54,887	—
Receivables:
Securities sold	258,526	292,701	137,380	391,331	1,032,629
Dividends and interest	1,000	3,893	3,090	7,639	9,973
Investment adviser (Note 4)	10,008	11,362	14,609	15,241	9,864
Prepaid offering costs (Note 2)	—	—	—	—	30,532
Prepaid expenses	2,944	2,944	2,944	2,944	6,648
Total Assets	2,617,671	5,186,575	4,749,648	7,730,369	6,471,172
LIABILITIES
Securities sold short, at value(2)	1,055,999	2,244,831	2,070,718	3,411,226	1,776,306
Unrealized depreciation on swap agreements	22,857	—	30,245	3,421	—
Payables:
Securities purchased	246,219	300,397	161,785	396,937	1,077,994
Trustees fees (Note 7)	750	750	750	750	750
Dividends on securities sold short	1,802	2,916	3,377	3,821	1,619
Accrued expenses and other liabilities	40,489	42,012	40,702	46,228	33,253
Total Liabilities	1,368,116	2,590,906	2,307,577	3,862,383	2,889,922
Net Assets	$1,249,555	$2,595,669	$2,442,071	$3,867,986	$3,581,250
NET ASSETS CONSIST OF:
Paid-in capital	$1,376,291	$3,806,949	$3,649,479	$10,725,139	$3,725,967
Accumulated undistributed net investment income (loss)	(14,740)	(20,023)	(23,408)	(3,969)	9,212
Accumulated undistributed net realized gain (loss)	(307,627)	(1,302,611)	(1,084,345)	(6,918,318)	27,095
Net unrealized appreciation (depreciation) on:
Investments	100,365	25,995	91,330	(135,074)	(163,966)
Securities sold short	85,049	43,928	(186,925)	148,742	(17,058)
Swap agreements	10,217	41,431	(4,060)	51,466	—
Net Assets	$1,249,555	$2,595,669	$2,442,071	$3,867,986	$3,581,250
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	50,001	100,000	100,001	200,001	150,004
Net Asset Value	$24.99	$25.96	$24.42	$19.34	$23.87
(1) Investments in securities, at cost	$1,037,893	$2,396,936	$2,100,228	$3,811,736	$3,680,122
(2) Securities sold short, proceeds	1,141,048	2,288,759	1,883,793	3,559,968	1,759,248

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
For the Year Ended June 30, 2015

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund	QuantShares Hedged Dividend Income Fund For the period 01/15/15* – 06/30/15
INVESTMENT INCOME
Dividend income	$14,512	$44,604	$24,775	$73,608	$56,023
Special dividends	—	—	1,127	1,330	—
Interest income	49	195	97	225	—
Foreign withholding tax on dividends	—	—	—	(23)	(130)
Total Investment Income	14,561	44,799	25,999	75,140	55,893
EXPENSES
Dividends on securities sold short	18,032	31,281	29,981	38,587	8,979
Interest on securities sold short	5,825	12,399	5,676	22,019	3,429
Investment management fees (Note 4)	6,161	12,743	8,190	21,606	7,544
Professional fees	61,532	61,532	67,609	61,532	37,226
Custody fees	27,702	18,865	25,119	33,256	2,643
Offering costs (Note 2)	—	—	—	—	25,469
Index fees	10,625	10,625	10,625	10,625	6,883
CCO fees	18,625	18,625	18,625	18,625	8,349
Treasurer fees	14,451	14,451	14,451	14,451	6,331
Listing fees	5,000	5,000	5,000	5,000	6,104
Accounting fees	34,864	35,122	35,777	41,611	5,121
Trustees fees (Note 7)	3,401	3,401	3,401	3,401	1,395
Administration fees (Note 5)	65,137	65,099	65,198	65,301	433
Other fees	9,538	9,458	9,368	10,021	2,826
Total Expenses before Adjustments	280,893	298,601	299,020	346,035	122,732
Less: waivers and/or reimbursements by Adviser (Note 4)	(237,217)	(215,496)	(237,500)	(241,190)	(94,840)
Less: other fees waived (Note 6)	(1,460)	(1,460)	(1,460)	(1,460)	(551)
Total Expenses after Adjustments	42,216	81,645	60,060	103,385	27,341
Net Investment Income (Loss)	(27,655)	(36,846)	(34,061)	(28,245)	28,552
NET REALIZED GAIN (LOSS) ON:
Net increase from payments by affiliates (Note 3)	4,897	4,757	5,355	4,404	—
Investments in securities	116,853	55,026	90,816	7,561	43,862
In-kind redemptions of investments	—	101,157	—	551,201	—
Securities sold short	(109,880)	(359,586)	(74,692)	(531,630)	(16,606)
Swap agreements	(750)	(45,792)	(1,145)	(11,309)	—
Net Realized Gain (Loss)	11,120	(244,438)	20,334	20,227	27,256
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(73,861)	(125,281)	(106,820)	(225,598)	(163,966)
Securities sold short	90,141	154,428	54,252	173,199	(17,058)
Swap agreements	6,710	26,331	(5,640)	14,948	—
Net Change in Unrealized Appreciation (Depreciation)	22,990	55,478	(58,208)	(37,451)	(181,024)
Net Realized and Unrealized Gain (Loss)	34,110	(188,960)	(37,874)	(17,224)	(153,768)
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,455	$(225,806)	$(71,935)	$(45,469)	$(125,216)
*	Commencement of investment operations.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
June 30, 2015

	QuantShares U.S. Market Neutral Momentum Fund		QuantShares U.S. Market Neutral Value Fund
	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2015	Year Ended June 30, 2014
OPERATIONS
Net investment income (loss)	$(27,655)	$(33,962)	$(36,846)	$(16,327)
Net realized gain (loss)	11,120	25,589	(244,438)	66,347
Net change in unrealized appreciation (depreciation)	22,990	55,042	55,478	4,999
Net Increase (Decrease) in Net Assets Resulting from Operations	6,455	46,669	(225,806)	55,019
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	—	2,611,804	2,741,744
Cost of shares redeemed	—	—	(2,605,242)	(1,324,475)
Net Increase (Decrease) from Capital Transactions	—	—	6,562	1,417,269
Total Increase (Decrease) in Net Assets	6,455	46,669	(219,244)	1,472,288
NET ASSETS
Beginning of period	$1,243,100	$1,196,431	$2,814,913	$1,342,625
End of Period	$1,249,555	$1,243,100	$2,595,669	$2,814,913
Accumulated undistributed net investment income (loss) included in end of period net assets	$(14,740)	$(21,299)	$(20,023)	$(8,000)
SHARE TRANSACTIONS
Beginning of period	50,001	50,001	100,000	50,000
Shares issued	—	—	50,000	—
Shares issued in-kind (Note 10)	—	—	50,000	100,000
Shares redeemed	—	—	(50,000)	—
Shares redeemed in-kind (Note 10)	—	—	(50,000)	(50,000)
Shares Outstanding, End of Period	50,001	50,001	100,000	100,000
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 8 to the Financial Statements.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
June 30, 2015

	QuantShares U.S. Market Neutral Size Fund		QuantShares U.S. Market Neutral Anti-Beta Fund
	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2015	Year Ended June 30, 2014
OPERATIONS
Net investment income (loss)	$(34,061)	$(34,679)	$(28,245)	$(34,142)
Net realized gain (loss)	20,334	(28,542)	20,227	(951,487)
Net change in unrealized appreciation (depreciation)	(58,208)	111,368	(37,451)	319,943
Net Increase (Decrease) in Net Assets Resulting from Operations	(71,935)	48,147	(45,469)	(665,686)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	1,230,434	—	12,864,239	8,705,765
Cost of shares redeemed	—	(2,580,969)	(15,706,420)	(16,041,605)
Net Increase (Decrease) from Capital Transactions	1,230,434	(2,580,969)	(2,842,181)	(7,335,840)
Total Increase (Decrease) in Net Assets	1,158,499	(2,532,822)	(2,887,650)	(8,001,526)
NET ASSETS
Beginning of period	$1,283,572	$3,816,394	$6,755,636	$14,757,162
End of Period	$2,442,071	$1,283,572	$3,867,986	$6,755,636
Accumulated undistributed net investment income (loss) included in end of period net assets	$(23,408)	$(13,466)	$(3,969)	$(12,313)
SHARE TRANSACTIONS
Beginning of period	50,001	150,001	350,001	700,001
Shares issued in-kind (Note 10)	50,000	—	650,000	450,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind (Note 10)	—	(100,000)	(800,000)	(800,000)
Shares Outstanding, End of Period	100,001	50,001	200,001	350,001
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 8 to the Financial Statements.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
June 30, 2015

QuantShares Hedged Dividend Income Fund
For the period 01/15/15* – 06/30/15
OPERATIONS
Net investment income (loss)	$28,552
Net realized gain (loss)	27,256
Net change in unrealized appreciation (depreciation)	(181,024)
Net Increase (Decrease) in Net Assets Resulting from Operations	(125,216)
DISTRIBUTIONS
Net investment income	(19,501)
Total Distributions	(19,501)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	3,725,967
Cost of shares redeemed	—
Net Increase (Decrease) from Capital Transactions	3,725,967
Total Increase (Decrease) in Net Assets	3,581,250
NET ASSETS
Beginning of period	$—
End of Period	$3,581,250
Accumulated undistributed net investment income (loss) included in end of period net assets	$9,212
SHARE TRANSACTIONS
Beginning of period	—
Shares issued	4
Shares issued in-kind (Note 10)	150,000
Shares redeemed	—
Shares Outstanding, End of Period	150,004
*	Commencement of investment operations.
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 8 to the Financial Statements.

See accompanying notes to the financial statements.

FQF Trust

Financial Highlights for a share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE
Investment Operations	Distributions
Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
QuantShares U.S. Market Neutral Momentum Fund
Year ended June 30, 2015	$24.86	$(0.55)	$0.68	(8)	$0.13	$—	$—	$—	$—	$24.99
Year ended June 30, 2014	23.93	(0.68)	1.61	0.93	—	—	—	—	24.86
Year ended June 30, 2013	25.35	(0.43	)(9)	(0.99)	(1.42)	—	—	—	—	23.93
For the period 09/06/11* – 06/30/12	25.00	(0.28)	1.25	0.97	—	(0.61)	(0.01)	(0.62)	25.35
QuantShares U.S. Market Neutral Value Fund
Year ended June 30, 2015	28.15	(0.39)	(1.80	)(8)	(2.19)	—	—	—	—	25.96
Year ended June 30, 2014	26.85	(0.31	)(10)	1.61	1.30	—	—	—	—	28.15
Year ended June 30, 2013	24.02	(0.14	)(11)	3.68	3.54	—	(0.71)	—	(0.71)	26.85
For the period 09/12/11* – 06/30/12	25.00	(0.09)	(0.31)	(0.40)	—	(0.58)	—	(0.58)	24.02
QuantShares U.S. Market Neutral Size Fund
Year ended June 30, 2015	25.67	(0.51	)(12)	(0.74	)(8)	(1.25)	—	—	—	—	24.42
Year ended June 30, 2014	25.44	(0.56	)(13)	0.79	0.23	—	—	—	—	25.67
Year ended June 30, 2013	24.88	(0.47)	1.03	0.56	—	—	—	—	25.44
For the period 09/06/11* – 06/30/12	25.00	(0.40)	0.46	0.06	—	(0.18)	—	(0.18)	24.88
QuantShares U.S. Market Neutral Anti-Beta Fund
Year ended June 30, 2015	19.30	(0.13	)(14)	0.17	(8)(15)	0.04	—	—	—	—	19.34
Year ended June 30, 2014	21.08	(0.15	)(16)	(1.63)	(1.78)	—	—	—	—	19.30
Year ended June 30, 2013	23.77	(0.05	)(17)	(2.64)	(2.69)	—	—	(18)	—	—	(18)	21.08
For the period 09/12/11* – 06/30/12	25.00	0.02	(0.83	)(15)	(0.81)	(0.02)	(0.40)	—	(0.42)	23.77
QuantShares Hedged Dividend Income Fund
For the period 01/15/15* – 06/30/15	25.00	0.21	(1.21)	(1.00)	(0.13)	—	—	(0.13)	23.87
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(7)	In-kind transactions are not included in portfolio turnover calculations.
(8)	FFCM reimbursed the Funds for losses incurred related to either a failure to rebalance at month-end or a trade error. The impact was an increase of $0.10, $0.05, $0.08, and $0.02 to the net realized and unrealized gains (losses) on investments per share and an increase of 0.39%, 0.17%, 0.21%, and 0.11% to the Funds total returns for QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund and QuantShares U.S. Market Neutral Anti-Beta Fund, respectively. Had these reimbursements not been made, the total returns would have been lower.
(9)	Reflects a special dividend paid out during the period by one of the Fund’s short positions. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.38) and the net investment income ratio would have been (1.50)%.
(10)	Reflects a special dividend paid out during the period by one of the Fund’s short positions. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.29) and the net investment income ratio would have been (1.06)%.
(11)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.18) and the net investment income ratio would have been (0.72)%.
(12)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.53) and the net investment income ratio would have been (2.15)%.
(13)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.58) and the net investment income ratio would have been (2.25)%.
(14)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.14) and the net investment income ratio would have been (0.68)%.
(15)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(16)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.15) and the net investment income ratio would have been (0.78)%.
(17)	Reflects a special dividend paid out during the period by one of the Fund’s short positions. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.01) and the net investment income ratio would have been (0.07)%.
(18)	Per share amount is less than $0.01.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)						Total Return(3)(4)
	Expenses, after waivers and before securities sold short	Expenses, after waivers and securities sold short	Expenses, before waivers and after securities sold short	Net investment income (loss)		Net investment income (loss), before waivers	Net asset value(5)		Market value(6)	Portfolio turnover rate (excluding short sales)(3)(7)	Portfolio turnover rate (including short sales)(3)(7)	Ending net assets (thousands)
QuantShares U.S. Market Neutral Momentum Fund
Year ended June 30, 2015	1.49%	3.43%	22.80%	(2.24)%		(21.62)%	0.52	%(8)	0.36%	196%	398%	$1,250
Year ended June 30, 2014	1.49	3.66	22.47	(2.71)		(21.52)	3.89		5.60	168	351	1,243
Year ended June 30, 2013	1.16	3.40	8.74	(1.70	)(9)	(7.04)	(5.60)		(7.28)	211	417	1,196
For the period 09/06/11* – 06/30/12	0.99	2.65	5.40	(1.42)		(4.17)	4.04		4.28	196	372	5,070
QuantShares U.S. Market Neutral Value Fund
Year ended June 30, 2015	1.49	3.20	11.72	(1.45)		(9.96)	(7.78	)(8)	(7.41)	150	351	2,596
Year ended June 30, 2014	1.49	3.02	19.32	(1.13	)(10)	(17.43)	4.84		4.99	85	303	2,815
Year ended June 30, 2013	1.26	2.82	5.55	(0.55	)(11)	(3.28)	15.09		15.13	116	263	1,343
For the period 09/12/11* – 06/30/12	0.99	2.46	4.80	(0.46)		(2.81)	(1.70)		(1.70)	88	184	7,301
QuantShares U.S. Market Neutral Size Fund
Year ended June 30, 2015	1.49	3.67	18.26	(2.08	)(12)	(16.67)	(4.87	)(8)	(4.58)	78	108	2,442
Year ended June 30, 2014	1.49	3.51	18.14	(2.19	)(13)	(16.82)	0.90		0.43	53	114	1,284
Year ended June 30, 2013	1.28	3.60	6.13	(1.89)		(4.42)	2.25		2.25	101	153	3,816
For the period 09/06/11* – 06/30/12	0.99	3.30	5.26	(1.94)		(3.90)	0.28		0.28	90	312	6,220
QuantShares U.S. Market Neutral Anti-Beta Fund
Year ended June 30, 2015	0.99	2.39	8.01	(0.65	)(14)	(6.27)	0.21	(8)	0.78	123	577	3,868
Year ended June 30, 2014	0.99	2.28	7.20	(0.74	)(16)	(5.66)	(8.44)		(9.05)	92	382	6,756
Year ended June 30, 2013	0.99	2.72	3.23	(0.22	)(17)	(0.74)	(11.31)		(11.30)	113	363	14,757
For the period 09/12/11* – 06/30/12	0.99	2.22	4.74	0.11		(2.41)	(3.21)		(3.13)	68	207	9,506
QuantShares Hedged Dividend Income Fund
For the period 01/15/15* – 06/30/15	0.99	1.81	8.14	1.89		(4.43)	(4.02)		(3.74)	50	74	3,581

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
June 30, 2015

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently consists of five operational series of the QuantShares Funds (collectively the “Funds” or individually a “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Anti-Beta Fund, and QuantShares Hedged Dividend Income Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from their initial seeding date until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value of $25.00 per share.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Open-end investment companies are valued at their net asset value.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the

FQF Trust
Notes to Financial Statements (continued)
June 30, 2015

change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2015 for each Fund based upon the three levels defined above:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs		LEVEL 3 – Other Significant Unobservable Inputs
	Common Stocks	U.S. Government & Agency Security	Swap Agreements*		Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$1,088,266	$49,992	$33,074	$—	$1,171,332
Liabilities:	(1,055,999)	—	(22,857)	—	(1,078,856)
Totals:	$32,267	$49,992	$10,217	$—	$92,476
QuantShares U.S. Market Neutral Value Fund
Assets:	$2,222,965	$199,966	$41,431	$—	$2,464,362
Liabilities:	(2,244,831)	—	—	—	(2,244,831)
Totals:	$(21,866)	$199,966	$41,431	$—	$219,531
QuantShares U.S. Market Neutral Size Fund
Assets:	$2,091,575	$99,983	$26,185	$—	$2,217,743
Liabilities:	(2,070,718)	—	(30,245)	—	(2,100,963)
Totals:	$20,857	$99,983	$(4,060)	$—	$116,780
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$3,376,713	$299,949	$54,887	$—	$3,731,549
Liabilities:	(3,411,226)	—	(3,421)	—	(3,414,647)
Totals:	$(34,513)	$299,949	$51,466	$—	$316,902
QuantShares Hedged Dividend Income Fund
Assets:	$3,516,156	$—	$—	$—	$3,516,156
Liabilities:	(1,776,306)	—	—	—	(1,776,306)
Totals:	$1,739,850	$—	$—	$—	$1,739,850
*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2015

For the year ended June 30, 2015, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

There were no transfers between Levels 1, 2, and 3 for the year ending June 30, 2015 based on the valuation input Levels assigned to securities on June 30, 2014.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2015

Futures

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market. None of the Funds had any futures outstanding for the year ended June 30, 2015.

Swap Agreements

The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return

FQF Trust
Notes to Financial Statements (continued)
June 30, 2015

on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ net asset value (“NAV”) over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2015

The Funds noted below used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the year ended June 30, 2015:

Fund	Average Contract Long	Average Contract Short
QuantShares U.S. Market Neutral Momentum Fund	$155,550	$(145,769)
QuantShares U.S. Market Neutral Value Fund	320,190	(301,535)
QuantShares U.S. Market Neutral Size Fund	212,554	(213,633)
QuantShares U.S. Market Neutral Anti-Beta Fund	473,847	(449,129)

The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of June 30, 2015
	Derivatives not accounted for as hedging instruments under ASC 815	Location	Assets Value	Liabilities Value
Fund
	Swap agreements	Statements of Assets and Liabilities
QuantShares U.S. Market Neutral Momentum Fund			$33,074	$22,857
QuantShares U.S. Market Neutral Value Fund			41,431	—
QuantShares U.S. Market Neutral Size Fund			26,185	30,245
QuantShares U.S. Market Neutral Anti-Beta Fund			54,887	3,421

The Effect of Derivative Instruments on the Statements of Operations as of June 30, 2015
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Swap agreements
QuantShares U.S. Market Neutral Momentum Fund		$(750)	$6,710
QuantShares U.S. Market Neutral Value Fund		(45,792)	26,331
QuantShares U.S. Market Neutral Size Fund		(1,145)	(5,640)
QuantShares U.S. Market Neutral Anti-Beta Fund		(11,309)	14,948

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. None of the Funds had any repurchase agreements outstanding for the year ended June 30, 2015.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2015

Expenses

Most of the expenses of the Trust are directly identifiable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

Offering Costs

Total offering costs of $56,000 incurred in connection with the offering of shares of the QuantShares Hedged Dividend Income Fund are amortized on a straight line basis over 12 months from the date the Portfolio commenced operations. As of June 30, 2015, the amount amortized was $25,469.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of June 30, 2015, management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income, if any, are distributed annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking to its Target Index or to comply with the distribution requirements of the Internal Revenue Code. Net capital gains are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of the distributions paid for the tax years ended June 30, 2015 and 2014 were as follows:

Fund	Year Ended June 30, 2015				Year Ended June 30, 2014
	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
QuantShares U.S. Market Neutral Momentum Fund	$—	$—	$—	$—	$—	$—	$—	$—
QuantShares U.S. Market Neutral Value Fund	—	—	—	—	—	—	—	—
QuantShares U.S. Market Neutral Size Fund	—	—	—	—	—	—	—	—
QuantShares U.S. Market Neutral Anti-Beta Fund	—	—	—	—	—	—	—	—
QuantShares Hedged Dividend Income Fund	19,501	—	—	19,501	—	—	—	—

FQF Trust
Notes to Financial Statements (continued)
June 30, 2015

At June 30, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*
QuantShares U.S. Market Neutral Momentum Fund	$—	$—	$(311,520)	$184,784
QuantShares U.S. Market Neutral Value Fund	—	—	(1,086,495)	(124,785)
QuantShares U.S. Market Neutral Size Fund	—	—	(995,884)	(211,523)
QuantShares U.S. Market Neutral Anti-Beta Fund	—	—	(6,565,306)	(291,847)
QuantShares Hedged Dividend Income Fund	72,059	1,236	—	(218,012)
*	The differences between the book and tax basis unrealized appreciation (depreciation) is attributable to tax deferral of losses on wash sales.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, designation of tax distributions as a return of capital, and nondeductible expenses resulted in the following reclassifications, as of June 30, 2015 among the Funds’ components of net assets:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
QuantShares U.S. Market Neutral Momentum Fund	$34,214	$357	$(34,571)
QuantShares U.S. Market Neutral Value Fund	24,823	(93,891)	69,068
QuantShares U.S. Market Neutral Size Fund	24,119	2,091	(26,210)
QuantShares U.S. Market Neutral Anti-Beta Fund	36,589	(531,700)	495,111
QuantShares Hedged Dividend Income Fund	161	(161)	—

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry on expiration date. Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of June 30, 2015, the Funds will elect to treat the following late-year ordinary losses and post-October capital losses as arising on July 1, 2015:

Fund	Ordinary Late Year Deferrals	Post-October Capital Losses	Total
QuantShares U.S. Market Neutral Momentum Fund	$14,740	$—	$14,740
QuantShares U.S. Market Neutral Value Fund	20,023	—	20,023
QuantShares U.S. Market Neutral Size Fund	23,408	—	23,408
QuantShares U.S. Market Neutral Anti-Beta Fund	3,969	—	3,969
QuantShares Hedged Dividend Income Fund	—	—	—

During the year ended June 30, 2015, QuantShares U.S. Market Neutral Size Fund utilized capital loss carryforwards of $14,880.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2015

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

During the period ended June 30, 2015, the Adviser contributed $4,897, $4,757, $5,355, and $4,404 into the QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, and QuantShares U.S. Market Neutral Anti-Beta Fund, respectively, for losses incurred related to either a failure to rebalance at month-end or a trade error. These amounts have been included in the realized gain (loss) on the Funds’ respective Statements of Operations.

4. Investment Management Fees

Under an investment management agreement between the Adviser and the Trust, on behalf of each Fund (“Management Agreement”), the Funds pay the Adviser a fee at an annualized rate, based on each Fund’s average daily net assets, of 0.50%. The Adviser manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Trustees. The Trust pays all expenses of its operations and business not specifically assumed or agreed to be paid by the Adviser.

The Adviser has contractually undertaken until October 31, 2015 to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund and QuantShares U.S. Market Neutral Size Fund are limited to 1.49% of average daily net assets and 0.99% of average daily net assets for the QuantShares Hedged Dividend Income Fund. This undertaking can only be changed with the approval of the Board of Trustees. In addition, the Adviser has voluntarily determined to waive fees and/or reimburse expenses until further notice to the extent necessary to prevent the Operating Expenses of the QuantShares U.S. Market Neutral Anti-Beta Fund from exceeding 0.99% of average daily net assets. This voluntary waiver and/or reimbursement may be discontinued at any time.

For the year ended June 30, 2015, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
QuantShares U.S. Market Neutral Momentum Fund	$6,161	$231,056
QuantShares U.S. Market Neutral Value Fund	12,743	202,753
QuantShares U.S. Market Neutral Size Fund	8,190	229,310
QuantShares U.S. Market Neutral Anti-Beta Fund	21,606	219,584
QuantShares Hedged Dividend Income Fund	7,544	87,296

Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase a Fund’s

FQF Trust
Notes to Financial Statements (continued)
June 30, 2015

expenses, and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s contractual Operating Expenses limit of 1.49% of average daily net assets, or in the case of QuantShares Hedged Dividend Income Fund 0.99%, of average daily net assets. For QuantShares U.S. Market Neutral Anti-Beta Fund, so long as the voluntary Operating Expense limitation of 0.99% remains in effect, repayment would be further limited to that level. Any such repayment must be made within three years from the date the expense was borne by the Adviser. For the year ended June 30, 2015, none of the Funds repaid expenses to the Adviser. As of June 30, 2015, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires June 30,			Total Eligible for Recoupment
Fund	2016	2017	2018
QuantShares U.S. Market Neutral Momentum Fund	$143,780	$233,737	$237,217	$614,734
QuantShares U.S. Market Neutral Value Fund	120,748	233,032	215,496	569,276
QuantShares U.S. Market Neutral Size Fund	124,126	230,617	237,500	592,243
QuantShares U.S. Market Neutral Anti-Beta Fund	47,474	202,606	219,584	469,664
QuantShares Hedged Dividend Income Fund	—	—	94,840	94,840

5. Administration and Custodian Fees

JPMorgan Chase Bank, N.A. acts as Administrator and Custodian to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets and subject to certain minimum levels. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. JPMorgan Chase Bank, N.A. acts as Custodian to the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

6. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. FMS has agreed to temporarily waive a portion of its fees until further notice. Neither FCS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

7. Trustees Fees

The Trust pays each Independent Trustee $5,000 per year for attendance at meetings of the Board with such amount paid pro rata on a quarterly basis. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2015

8. Issuance and Redemption of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Fund shares in Creation Units.

9. Investment Transactions

For the year ended June 30, 2015, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

	Purchases		Sales
Fund	Long	Short Covers	Long	Short
QuantShares U.S. Market Neutral Momentum Fund	$2,133,487	$2,230,425	$2,180,812	$2,159,493
QuantShares U.S. Market Neutral Value Fund	3,283,139	4,599,489	3,541,883	4,131,162
QuantShares U.S. Market Neutral Size Fund	1,089,530	415,772	1,197,677	1,339,494
QuantShares U.S. Market Neutral Anti-Beta Fund	4,455,623	19,192,314	4,734,849	16,237,429
QuantShares Hedged Dividend Income Fund	1,574,905	751,117	1,589,572	2,512,851

10. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the year ended June 30, 2015, the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain
QuantShares U.S. Market Neutral Value Fund	$1,152,286	$101,157
QuantShares U.S. Market Neutral Anti-Beta Fund	14,016,991	551,201

FQF Trust
Notes to Financial Statements (continued)
June 30, 2015

During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended June 30, 2015, the value of the securities received for subscriptions were as follows:

Fund	Value
QuantShares U.S. Market Neutral Value Fund	$1,136,291
QuantShares U.S. Market Neutral Size Fund	1,092,562
QuantShares U.S. Market Neutral Anti-Beta Fund	11,350,950
QuantShares Hedged Dividend Income Fund	3,680,379

11. Principal Risks

Momentum Risk:  For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have recently had higher total returns and shorting securities that have had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Value Risk:  For the QuantShares U.S. Market Neutral Value Fund, value investing entails investing in securities that are inexpensive (or “cheap”) relative to other stocks in the universe based on ratios such as earnings to price or book to price and shorting securities that are expensive based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Size Risk:  For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Anti-Beta Risk:  For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

High Dividend Risk:  For the QuantShares Hedged Dividend Income Fund, high dividend investing entails taking long positions in securities in each of 10 sectors that, over the last three years, have consistently paid the highest dividends and that have the highest dividend yields and short positions in securities in each of 10 sectors that have inconsistently paid dividends or paid the lowest dividends and have the lowest dividend yields. There is a risk that the present and future dividend of a security will not be the same as it has historically been and thus that the Fund will not be invested in high dividend securities. In addition, the Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2015

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Large-Capitalization Stock Risk:  The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Mid-Capitalization Stock Risk:  The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount. Leverage may magnify the Fund’s gains or losses.

Market Neutral Style Risk:  There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk:  A Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to a Fund, including brokerage commissions, and negatively impact a Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium/Discount Risk:  Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk:  Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management

FQF Trust
Notes to Financial Statements (continued)
June 30, 2015

skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Short Sale Risk:  If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected. In addition, when a Fund is selling a stock short, it must maintain a segregated account or cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, a Fund may maintain high levels of cash or liquid assets.

Stock Market Risk:  Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term.

Tracking Error Risk:  The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of a Fund will likely diverge from that of its Target Index.

Trading Halts Risk:  Fund shares trade on the Funds’ listing exchange and, therefore, are subject to trading halts on the exchange.

12. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

13. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

FQF Trust
Report of Independent Registered Accounting Firm June 30, 2015

To the Board of Trustees and Shareholders of FQF Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of the portfolios comprising FQF Trust (the “Funds”) at June 30, 2015, the results of their operations for the period then ended, and the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 26, 2015

FQF Trust
Expense Examples (Unaudited)
June 30, 2015

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2015.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2015.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Examples (Unaudited)
June 30, 2015

	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
QuantShares U.S. Market Neutral Momentum Fund
Actual	$1,000.00	$1,019.20	$7.46	1.49%
Hypothetical	$1,000.00	$1,017.41	$7.45	1.49%
QuantShares U.S. Market Neutral Value Fund
Actual	$1,000.00	$955.80	$7.23	1.49%
Hypothetical	$1,000.00	$1,017.41	$7.45	1.49%
QuantShares U.S. Market Neutral Size Fund
Actual	$1,000.00	$1,005.80	$7.41	1.49%
Hypothetical	$1,000.00	$1,017.41	$7.45	1.49%
QuantShares U.S. Market Neutral Anti-Beta Fund
Actual	$1,000.00	$964.10	$4.82	0.99%
Hypothetical	$1,000.00	$1,019.89	$4.96	0.99%
QuantShares Hedged Dividend Income Fund(a)
Actual	$1,000.00	$960.20	$4.44	0.99%
Hypothetical	$1,000.00	$1,019.89	$4.96	0.99%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period).
(a)	The Fund commenced operations on January 15, 2015. Actual Expenses Paid During the Period are equal to the Fund’s Annualized expense ratio, multiplied by the average account value over the period, multiplied by 167 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

FQF Trust
Board Approval of Investment Advisory Agreement (Unaudited)

At a meeting held on February 11, 2015, the Board of Trustees (“Board”) of FQF Trust (“Trust”), including the Trustees who are not “interested persons” of the Trust or FFCM, LLC (“Adviser”) (including its affiliates) (such Trustees, the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement (“Agreement”) for the QuantShares U.S. Market Neutral Momentum Fund (MOM), the QuantShares U.S. Market Neutral Value Fund (CHEP), the QuantShares U.S. Market Neutral Size Fund (SIZ), the QuantShares U.S. Market Neutral Anti-Beta Fund (BTAL, and together with MOM, CHEP and SIZ, the “Market Neutral Funds”), the QuantShares Equal Weighted High Momentum Factor Fund (HIMO), the QuantShares Equal Weighted Low Beta Factor Fund (LBET), and the QuantShares Equal Weighted Value Factor Fund (RVAL, and together with HIMO, LBET, “Long-Only Funds”), and the QuantShares Hedged Dividend Income Fund (DIVA, and together with the Long-Only Funds and the Market Neutral Funds, the “Funds”).

Nature, Quality and Extent of Service

In evaluating the Agreement, the Board, including the Independent Trustees, reviewed materials furnished by the Adviser and met with senior representatives of the Adviser regarding their personnel and operations. For each Fund, the Board considered the following factors, among others, in connection with its renewal of the Agreement: (1) the nature, extent, and quality of the services provided by the Adviser to the Fund; (2) any investment performance of the Fund; (3) the costs of the services provided to the Fund by the Adviser; (4) the extent to which economies of scale might be realized as the Fund grows; (5) whether fee levels reflect any such potential economies of scale, if any, for the benefit of investors in the Fund; and (6) any other benefits derived by the Adviser from its relationship with the Fund. The Board also considered the materials that they routinely receive at quarterly meetings relating to the nature, extent and quality of the Adviser’s services, including information concerning the Funds’ performance.

With respect to the nature, extent and quality of the services provided, the Board considered the portfolio management and other personnel of the Adviser who perform and/or will perform services for each Fund. Among other things, the Board evaluated the integrity of the Adviser’s personnel and the experience of the portfolio managers in managing market neutral, long-short and long-only strategies. The Board also considered the demonstrated and/or expected ability of the portfolio managers to manage each Fund’s investments in accordance with the Fund’s stated investment objectives (i.e., tracking a target index). In addition, the Board considered the Adviser’s compliance program, including its policies and procedures regarding brokerage and trade allocation.

The Board further considered the adequacy of the Adviser’s resources, including to provide high-quality investment advisory services to the Funds. In this context, the Board noted that the Adviser had contractually agreed to limit each Fund’s annual net operating expenses under an Expense Limitation Agreement. Specifically, the Board noted that under the Expense Limitation Agreement, the annual net operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, any extraordinary expenses) (“Operating Expenses”) of each Market Neutral Fund would not exceed 1.49% of average daily net assets; the Operating Expenses of each Long-Only Fund would not exceed 0.65% of average daily net assets; and the Operating Expenses of DIVA would not exceed 0.99% of average daily net assets. Further, the Board observed that, pursuant to a voluntary waiver, the Adviser had limited the Operating Expenses of BTAL to 0.99% of average daily net assets and intended to continue such voluntary waiver indefinitely. In considering the Adviser’s ability to honor and maintain the Expense Limitation Agreement for the Funds and the voluntary waiver for BTAL, the Board noted the various capital raising transactions in which the Adviser had engaged, the current and anticipated future revenue streams of the Adviser from its current and expanding advisory relationships, and the Adviser’s representation that it reasonably expects to be able to meet its obligations under the Expense Limitation Agreement.

FQF Trust
Board Approval of Investment Advisory Agreement (Unaudited)

Fees and Expenses – Investment Performance of the Funds

With respect to the performance of each Market Neutral Fund, the Board considered each such Fund’s performance for various periods. In this regard, among other things, the Board considered each Market Neutral Fund’s total return as compared to the total return of certain funds historically identified by the Adviser as comparable to such Market Neutral Fund (“Peer Funds”). The Board acknowledged that based on this metric, for each Market Neutral Fund, the Peer Group appeared to outperform the Fund. The Board acknowledged, however, the Adviser’s explanation that none of the Peer Funds are actually comparable to any of the Market Neutral Funds for several reasons, including that: while one of the Peer Funds pursues a long-short strategy, none of the Peer Funds pursues a market neutral strategy; and none of the Peer Funds pursue a single-“factor” strategy like each Market Neutral Fund (i.e., momentum, value, size, low beta), but rather the Peer Funds all pursue multi-“factor” strategies (i.e., some combination of value, momentum, etc.). The Board considered the Adviser’s representations about the impact of such differences on the performance results of the Market Neutral Funds as compared to the Peer Funds.

Because the Funds are index-based funds, the Board considered the quality of each Fund’s target index and its tracking error to such index. In this context, the Board considered the performance of each Market Neutral Fund’s target index vis-à-vis comparable indexes, including Fama-French and Russell indexes. The Board also considered the Adviser’s representation that, in the Adviser’s view, each Market Neutral Fund’s target index works and appropriately identifies component securities that are representative of the relevant “factor.” In light of this information, the Board considered the likelihood that the target indexes of DIVA and the Long-Only Funds would also be high quality and appropriate for their Funds. The Board further considered the tracking error of each Market Neutral Fund relative to it target index, and the Adviser’s representation that such tracking error has continuously been well within the requirements of the SEC exemptive order on which the Adviser and Funds rely. In light of this information, the Board evaluated the likelihood of the Adviser similarly managing DIVA and the Long-Only Funds to reflect minimal tracking error to their target indexes.

Costs of Services and Profits

With respect to the overall fairness of the Agreement, the Board considered the advisory fee to be paid by each Fund and any fall-out benefits likely to accrue to the Adviser or its affiliates as a result of the Adviser’s relationship with the Funds. In this regard, the Board considered information in the Board materials concerning the Adviser’s past and anticipated future usage of soft dollars and reviewed a comparison of each Fund’s advisory fee and overall expense ratio to its Peer Funds. With respect to the advisory fee paid by each Fund, the Board noted that it was generally in line with the advisory fees paid by its Peer Funds. With respect to the total expense ratio of each Market Neutral Fund and DIVA, however, the Board observed that, even given the Expense Limitation Agreement, the Operating Expenses of each Market Neutral Fund and the estimated Operating Expenses of DIVA are higher than those of its Peer Funds. The Board acknowledged the Adviser’s representation that this is the case because each Market Neutral Fund and DIVA obtains short exposure by investing in short positions and swaps (rather than exclusively in swaps like its Peer Funds), and short sales are more expensive to effectuate than swaps. Further, the Board noted the Adviser’s representation that certain costs associated with short sales are reported in the fee table for each Market Neutral Fund and DIVA, whereas swap expenses are not, which makes the Market Neutral Funds and DIVA appear to be more expensive than their Peer Funds. The Board also considered the Adviser’s representation that the significant swap exposure of the Peer Funds makes them vulnerable to counterparty risk, which each Market Neutral Fund and DIVA largely avoids by obtaining certain short exposure through short sales.

With respect to the Long-Only Funds, the Board observed that the estimated Operating Expenses of each Long-Only Fund are expected to be comparable to or slightly higher than the relevant Peer Funds. The Board considered the Adviser’s representation that the Peer Funds’ total expense ratios are lower because they are operating at or near economies of scale. The Board considered additional information provided by the Adviser regarding the cost of its services to the Funds and its profitability with respect to each Fund under the Agreement.

FQF Trust
Board Approval of Investment Advisory Agreement (Unaudited)

Economies of Scale

The Board evaluated the services that the Adviser provides to each Fund for potential economies of scale. In this regard, the Board noted that, since the Funds’ inception the Adviser has generally subsidized the Funds by reimbursing expenses and waiving fees. Based on this and other information, the Board determined that economies of scale were not a material factor to be considered in connection with the renewal of the Agreement.

Other Benefits

Based on their review and all of the relevant facts and circumstances, the Board concluded that that the terms of the Agreement were fair and reasonable and that the each Fund and its shareholders could benefit from the Adviser’s management. Thus, the Board determined that the renewal of the Agreement with respect to each Fund was appropriate and in the best interest of Fund shareholders. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to different factors. In sum, after reviewing a memorandum from Trust counsel discussing the legal standards applicable to the Board’s consideration of the Agreement, and after the Independent Trustees met privately with their counsel, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Agreement, was fair and reasonable in light of the services (to be) performed, expenses (to be) incurred and such other matters as the Board considered relevant.

FQF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.quant-shares.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Trust’s website at www.quant-shares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Federal Tax Information

For the fiscal year ended June 30, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%. The Funds intend to designate the maximum amount allowable of ordinarily income distributions or the maximum allowable treated as qualified dividends. Complete information will be reported in conjunction with your 2015 Form 1099-DIV.

FQF Trust
Trustees and Officers of the Trust (Unaudited)

Trustees

Name, Address*, Age	Position(s) Held with Trust	Term of Office and Length of time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter A. Ambrosini Age: 70	Trustee	Since 2011	Principal, Dover Consulting LLC (2008 to present); Senior Vice President and Chief Compliance Officer, State Street Global Advisors (2001 to 2007)	5	None
Joseph A. Franco Age: 56	Trustee	Since 2011	Professor of Law, Suffolk University Law School (1996 to present)	5	None
Richard S. Robie III Age: 54	Trustee	Since 2011	Consultant, Advent International (August 2010 to present) (private equity firm); Senior Managing Director and Chief Administration Officer, Putnam Investments (2003 to 2008)	5	None
Interested Trustee**
Ronald C. Martin, Jr., CFA Age: 43	Trustee Vice President	Since 2010 Since 2011	Chief Financial Officer, Adviser (April 2010 to present); Senior Portfolio Manager, State Street Global Advisors (2001 to 2010)	5	None
*	Each Independent Trustee may be contacted by writing to the Independent Trustee of FQF Trust, c/o Stacy L Fuller, Esq., K&L Gates LLP, 1601 K Street, NW, Washington, D.C., 20006-1600.
**	Mr. Martin is an “interested person,” as defined by the 1940 Act, because of his employment with and ownership interest in the Adviser.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling (617) 292-9801 (collect).

FQF Trust
Trustees and Officers of the Trust (Unaudited)

Officers

Name, Address, Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
William C. Cox 10 High Street, Suite 302 Boston, MA 02110 Age: 49	Principal Financial Officer and Treasurer	Since 2013	Director, Principal Financial Officer, Foreside Management Services LLC (April 2013 to present); Department Head, Vice President, Fund Administration, State Street Corporation (1997 to 2012).*
William H. DeRoche c/o FQF Trust, 60 State Street, Suite 727 Boston, MA 02109 Age: 52	President, Principal Executive Officer and Chief Executive Officer	Since 2012	Chief Investment Officer, Adviser (April 2010 to present); Senior Portfolio Manager, State Street Global Advisors (2003 to 2010); Analyst, Putnam Investments (1995 to 2003).
Ann E. Edgeworth 10 High Street, Suite 302 Boston, MA 02110 Age: 53	Chief Compliance Officer	Since 2011	Managing Director, Foreside Compliance Services, LLC (November 2010 to present); Vice President, State Street (July 2007 to October 2010); Director, Investors Bank & Trust (July 2004 to June 2007).*
*	Mr. Cox and Ms. Edgeworth serve as officers to other unaffiliated mutual funds or closed-end funds for which the Distributor (or its affiliates) act as distributor or provider of other services.

FQF Trust

60 State Street
7th Floor, Suite 727
Boston, MA 02109
www.quant-shares.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

As of the end of the period, June 30, 2015, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Peter A. Ambrosini is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Peter A. Ambrosini is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for FQF Trust by PricewaterhouseCoopers LLP (“PwC”) for the years ended June 30, 2014 and June 30, 2015 were:

	2014	2015
Audit Fees (a)	$51,000	$75,000
Audit Related Fees (b)	0	0
Tax Fees (c)	27,880	$32,680
All Other Fees (d)	0	0
Total:	$78,880	$107,680

(b)	Audit Fees: These fees relate to professional services rendered by PwC for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)	Audit Related Fees: These fees relate to assurance and related services by PwC related to audit services in connection with June 30, 2014 and June 30, 2015 annual financial statements.

(c)	Tax Fees: These fees relate to professional services rendered by PwC for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by PwC other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)	0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees: Not Applicable.

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended June 30, 2014 and June 30, 2015: $27,880 and $40,000code , respectively.

(h)	The Registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Peter A. Ambrosini, Joseph A. Franco and Richard S. Robie III, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)   The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William H. DeRoche William H. DeRoche President September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche William H. DeRoche President September 4, 2015

By:	/s/ William C. Cox William C. Cox Principal Financial Officer and Treasurer September 4, 2015